UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Michele T. Mosca 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 through April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD* 11/1/16-4/30/17
Actual	$1,000.00	$1,117.60	$5.51
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2017

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.0%

Consumer Discretionary - 14.8%
Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co.*	93,600	$1,076,400

Hotels, Restaurants & Leisure - 2.6%
Jack in the Box, Inc.	8,180	834,115
Yum! Brands, Inc.	20,210	1,328,807

		2,162,922

Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc.*	1,610	1,489,234
The Priceline Group, Inc.*	1,295	2,391,632

		3,880,866

Media - 2.4%
Twenty-First Century Fox, Inc. - Class A	66,525	2,031,673

Specialty Retail - 3.4%
AutoZone, Inc.*	1,155	799,479
L Brands, Inc.	25,590	1,351,408
O’Reilly Automotive, Inc.*	2,810	697,302

		2,848,189

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. - Class B	7,415	410,865

Total Consumer Discretionary		12,410,915

Consumer Staples - 7.3%
Beverages - 2.0%
The Coca-Cola Co.	39,490	1,703,994

Food & Staples Retailing - 2.8%
CVS Health Corp.	16,180	1,333,879
Sprouts Farmers Market, Inc.*	45,385	1,012,539

		2,346,418

Food Products - 2.5%
Campbell Soup Co.	35,920	2,066,837

Total Consumer Staples		6,117,249

Financials - 3.5%
Capital Markets - 3.5%
BlackRock, Inc.	5,515	2,120,904
The Charles Schwab Corp.	21,780	846,153

Total Financials		2,967,057

Health Care - 19.3%
Biotechnology - 7.5%
Biogen, Inc.*	4,385	1,189,256
BioMarin Pharmaceutical, Inc.*	13,580	1,301,507

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.*	4,350	$1,689,932
Vertex Pharmaceuticals, Inc.*	17,450	2,064,335

		6,245,030

Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc.*	1,095	915,278

Health Care Providers & Services - 3.3%
DaVita, Inc.*	16,660	1,149,706
Express Scripts Holding Co.*	27,020	1,657,407

		2,807,113

Health Care Technology - 0.8%
Cerner Corp.*	10,850	702,537

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	8,200	1,355,706

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	30,745	1,723,257
Johnson & Johnson	19,855	2,451,497

		4,174,754

Total Health Care		16,200,418

Industrials - 7.2%
Aerospace & Defense - 1.2%
Arconic, Inc.	37,125	1,014,626

Air Freight & Logistics - 2.0%
FedEx Corp.	8,855	1,679,794

Building Products - 1.1%
Masco Corp.	24,310	899,956

Professional Services - 2.9%
Nielsen Holdings plc	58,620	2,411,041

Total Industrials		6,005,417

Information Technology - 31.9%
Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems, Inc.	23,770	873,072

Internet Software & Services - 7.8%
Alphabet, Inc. - Class A*	1,565	1,446,874
Alphabet, Inc. - Class C*	1,605	1,454,066
Facebook, Inc. - Class A*	23,945	3,597,736

		6,498,676

IT Services - 6.0%
MasterCard, Inc. - Class A	20,800	2,419,456

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	28,175	$2,570,124

		4,989,580

Semiconductors & Semiconductor Equipment - 2.7%
Skyworks Solutions, Inc.	22,395	2,233,677

Software - 11.3%
CDK Global, Inc.	13,050	848,380
Electronic Arts, Inc.*	19,580	1,856,576
Microsoft Corp.	41,355	2,831,163
salesforce.com, Inc.*	19,990	1,721,539
ServiceNow, Inc.*	23,345	2,205,636

		9,463,294

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	18,205	2,615,148

Total Information Technology		26,673,447

Materials - 6.3%
Chemicals - 4.4%
Ashland Global Holdings, Inc.	16,450	2,031,575
Monsanto Co.	14,540	1,695,509

		3,727,084

Metals & Mining - 1.9%
Freeport-McMoRan, Inc.*	57,510	733,253
Southern Copper Corp. (Peru)	23,260	822,706

		1,555,959

Total Materials		5,283,043

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
American Tower Corp.	6,945	874,653
SBA Communications Corp.*	7,195	910,096
Weyerhaeuser Co.	35,905	1,216,102

Total Real Estate		3,000,851

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Zayo Group Holdings, Inc.*	49,820	1,747,187

TOTAL COMMON STOCKS
(Identified Cost $70,402,419)		80,405,584

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Government Cash Management[1], 0.69%
(Identified Cost $ 1,701,309)	1,701,309	$1,701,309

TOTAL INVESTMENTS - 98.1%
(Identified Cost $ 72,103,728)		82,106,893
OTHER ASSETS, LESS LIABILITIES - 1.9%		1,629,773

NET ASSETS - 100%		$83,736,666

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $72,103,728) (Note 2)	$82,106,893
Receivable for securities sold	2,673,011
Dividends receivable	45,722
Receivable for fund shares sold	17,064
Prepaid expenses	11,043

TOTAL ASSETS	84,853,733

LIABILITIES:

Accrued management fees (Note 3)	41,151
Accrued shareholder services fees (Class S) (Note 3)	17,057
Accrued fund accounting and administration fees (Note 3)	10,472
Accrued Chief Compliance Officer service fees (Note 3)	660
Accrued Directors’ fees (Note 3)	584
Payable for securities purchased	901,128
Payable for fund shares repurchased	82,527
Other payables and accrued expenses	63,488

TOTAL LIABILITIES	1,117,067

TOTAL NET ASSETS	$83,736,666

NET ASSETS CONSIST OF:

Capital stock	$64,422
Additional paid-in-capital	71,853,723
Undistributed net investment loss	(197,181)
Accumulated net realized gain on investments	2,012,537
Net unrealized appreciation (depreciation) on investments	10,003,165

TOTAL NET ASSETS	$83,736,666

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($83,736,666/6,442,188 shares)	$13.00

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends	$589,691

EXPENSES:

Management fees (Note 3)	403,664
Shareholder services fees (Class S)(Note 3)	35,008
Transfer agent fees (Note 3)	23,660
Fund accounting and administration fees (Note 3)	20,601
Directors’ fees (Note 3)	3,489
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	2,134
Miscellaneous	41,606

Total Expenses	532,091
Less reduction of expenses (Note 3)	(71,486)

Net Expenses	460,605

NET INVESTMENT INCOME	129,086

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	3,611,440
Net change in unrealized appreciation on investments	5,928,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,539,957

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,669,043

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$129,086	$(784,137)
Net realized gain on investments	3,611,440	13,723,248
Net change in unrealized appreciation (depreciation) on investments	5,928,517	(15,730,651)

Net increase (decrease) from operations	9,669,043	(2,791,540)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(42,667)
From net realized gain on investments (Class S)	(4,244,499)	(57,461,992)

Total distributions to shareholders	(4,244,499)	(57,504,659)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(20,158,152)	(342,179,746)

Net decrease in net assets	(14,733,608)	(402,475,945)

NET ASSETS:

Beginning of period	98,470,274	500,946,219

End of period (including undistributed net investment loss of $197,181 and $326,267, respectively)	$83,736,666	$98,470,274

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights*

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.20	$16.62	$21.15	$21.60	$19.03	$18.45

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	(0.07)	0.01	(0.00)[2]	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.35	0.64	(0.42)	2.51	5.14	1.26

Total from investment operations	1.37	0.57	(0.41)	2.51	5.15	1.27

Less distributions to shareholders:
From net investment income	—	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.04)
From net realized gain on investments	(0.57)	(4.99)	(4.12)	(2.95)	(2.55)	(0.65)

Total distributions to shareholders	(0.57)	(4.99)	(4.12)	(2.96)	(2.58)	(0.69)

Net asset value - End of period	$13.00	$12.20	$16.62	$21.15	$21.60	$19.03

Net assets - End of period (000’s omitted)	$83,737	$98,470	$500,946	$1,290,335	$1,237,520	$1,418,468

Total return[3]	11.76%	6.16%	(1.46%)	13.23%	30.61%	7.37%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.29%[4]	(0.55%)	0.04%	(0.01%)	0.06%	0.06%
Portfolio turnover	39%	40%	62%	61%	52%	63%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.16%[4]	0.09%	0.03%	0.02%	0.06%	0.05%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective March 1, 2017, Class A shares of the Series have been redesignated as Class S shares. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 200 million have been designated as Equity Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$12,410,915	$12,410,915	$—	$—
Consumer Staples	6,117,249	6,117,249	—	—
Financials	2,967,057	2,967,057	—	—
Health Care	16,200,418	16,200,418	—	—
Industrials	6,005,417	6,005,417	—	—
Information Technology	26,673,447	26,673,447	—	—
Materials	5,283,043	5,283,043	—	—
Real Estate	3,000,851	3,000,851	—	—
Telecommunication Services	1,747,187	1,747,187	—	—
Mutual Fund	1,701,309	1,701,309	—	—

Total assets	$82,106,893	$82,106,893	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or April 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2013 through October 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets. Prior to March 1, 2017, the amount paid to the Advisor for advisory services was 1.00%.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Effective March 1, 2017, shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Effective March 1, 2017, the Advisor has contractually agreed, until at least February 28, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series, exclusive of shareholder services fees, in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. Prior to March 1, 2017, the Advisor had contractually agreed to waive its fee and, if necessary, pay other operating expenses of the series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets. Accordingly, the Advisor waived fees of $71,486 for the six months ended April 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $34,180,864 and $61,285,936 respectively. There were no purchases or sales of U.S. Government securities.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	266,942	$3,267,246	1,404,275	$17,324,767
Reinvested	350,413	4,117,356	4,999,943	55,867,602
Repurchased	(2,249,020)	(27,542,754)	(28,465,188)	(415,372,115)

Total	(1,631,665)	$(20,158,152)	(22,060,970)	$(342,179,746)

At April 30, 2017, the Advisor and its affiliates owned 6.7% of the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016, were as follows:

Ordinary income	$5,545,610
Long-term capital gains	51,959,049

At April 30, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$72,600,799
Unrealized appreciation	11,988,389
Unrealized depreciation	(2,482,295)

Net unrealized appreciation	$9,506,094

The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending October 31, 2017.

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/17-SAR

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,033.60	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,032.40	$2.77	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,035.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,036.30	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,035.70	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,037.60	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,042.70	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,041.40	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,045.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,050.80	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,050.00	$2.80	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,052.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,062.90	$1.53	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,061.40	$2.81	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,064.90	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,072.60	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,070.50	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,073.70	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,082.90	$1.55	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,080.70	$2.84	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,083.50	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,090.60	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,089.90	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,091.80	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,094.50	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,093.00	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,096.20	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,093.90	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,093.00	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,096.10	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2060
Actual (Class K)	$1,000.00	$1,094.30	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,092.80	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,095.60	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

4

Portfolio Composition as of April 30, 2017 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

5

Portfolio Composition as of April 30, 2017 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

6

Investment Portfolios - April 30, 2017

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	7,378,093	$77,838,880

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $78,546,912)		77,838,880
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(5,938)

NET ASSETS - 100%		$77,832,942

*Less than (0.1%).

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	208,718	$2,201,973
Manning & Napier Pro-Blend® Moderate Term Series - Class I	329,748	3,406,301

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $5,398,412)		5,608,274
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(5,064)

NET ASSETS - 100%		$5,603,210

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	2,092,141	$20,586,671
Manning & Napier Pro-Blend® Moderate Term Series - Class I	11,018,467	113,820,768

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $133,201,021)		134,407,439
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(14,428)

NET ASSETS - 100%		$134,393,011

*Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolios - April 30, 2017

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,789,879	$17,612,407
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,104,587	11,410,380

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $27,667,948)		29,022,787
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(6,812)

NET ASSETS - 100%		$29,015,975

*Less than (0.1%).

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	12,128,127	$119,340,767
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,035,121	21,897,903

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $139,357,779)		141,238,670
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(15,142)

NET ASSETS - 100%		$141,223,528

*Less than (0.1%).

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,632,018	$16,059,062
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,028,586	11,067,589

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $25,905,792)		27,126,651
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(7,698)

NET ASSETS - 100%		$27,118,953

*Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2017

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,262,263	$32,100,672
Manning & Napier Pro-Blend® Maximum Term Series - Class I	5,734,152	61,699,474

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $89,221,004)		93,800,146
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(8,256)

NET ASSETS - 100%		$93,791,890

*Less than (0.1%).

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	138,851	$1,366,297
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,191,703	12,822,722

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $13,250,486)		14,189,019
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(5,337)

NET ASSETS - 100%		$14,183,682

*Less than (0.1%).

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,117,484	$33,544,125

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $31,405,147)		33,544,125
OTHER ASSETS, LESS LIABILITIES - 0.0%*		3,067

NET ASSETS - 100%		$33,547,192

*Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2017

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	623,975	$6,713,967

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $6,251,943)		6,713,967
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(4,480)

NET ASSETS - 100%		$6,709,487

TARGET 2060 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.9%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	212,163	$2,282,879

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $2,062,109)		2,282,879
OTHER ASSETS, LESS LIABILITIES - 0.1%		2,559

NET ASSETS - 100%		$2,285,438

The accompanying notes are an integral part of the financial statements.

10

Statements of Assets and Liabilities

April 30, 2017 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Total investments in Underlying Series:
At value*	$77,838,880	$5,608,274	$134,407,439	$29,022,787	$141,238,670
Receivable from Advisor (Note 3)	8,414	9,514	7,381	9,253	7,936
Receivable for shares of Underlying Series sold	—	—	17,305	—	—
Receivable for fund shares sold	204,703	12,058	138,555	228,069	240,754
Prepaid expenses	29,857	12,310	31,168	13,490	31,866

TOTAL ASSETS	78,081,854	5,642,156	134,601,848	29,273,599	141,519,226

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees (Note 3)	13,724	745	18,462	3,265	19,207
Accrued fund accounting and administration fees (Note 3)	12,939	12,652	12,991	12,695	13,059
Accrued Chief Compliance Officer service fees (Note 3)	660	660	660	659	660
Accrued Directors’ fees (Note 3)	305	108	503	125	497
Payable for shares of Underlying Series purchased	202,898	5,158	—	227,136	183,904
Audit fees payable	9,118	9,361	8,828	9,261	8,788
Payable for fund shares repurchased	1,805	6,900	155,860	124	53,090
Other payables and accrued expenses	7,463	3,362	11,533	4,359	16,493

TOTAL LIABILITIES	248,912	38,946	208,837	257,624	295,698

TOTAL NET ASSETS	$77,832,942	$5,603,210	$134,393,011	$29,015,975	$141,223,528

NET ASSETS CONSIST OF:
Capital stock	81,153	5,203	148,739	25,391	155,947
Additional paid-in-capital	80,932,447	6,221,190	141,782,554	30,605,962	150,244,350
Distributions in excess of net investment income	(67,565)	(16,693)	(498,813)	(147,644)	(869,879)
Accumulated net realized loss on Underlying Series	(2,405,061)	(816,352)	(8,245,887)	(2,822,573)	(10,187,781)
Net unrealized appreciation (depreciation) on Underlying Series	(708,032)	209,862	1,206,418	1,354,839	1,880,891

TOTAL NET ASSETS	$77,832,942	$5,603,210	$134,393,011	$29,015,975	$141,223,528

Class K
Net Assets	$65,023,597	$3,151,113	$82,198,869	$14,045,319	$82,114,334
Shares Outstanding	6,781,850	293,095	9,108,405	1,227,764	9,098,606
Net Asset Value, Offering Price, and Redemption Price per share	$9.59	$10.75	$9.02	$11.44	$9.02
Class R
Net Assets	$1,654,175	$36,209	$4,892,754	$1,774,195	$6,757,900
Shares Outstanding	174,410	3,329	548,976	154,453	755,388
Net Asset Value, Offering Price, and Redemption Price per share	$9.48	$10.88	$8.91	$11.49	$8.95
Class I
Net Assets	$11,155,170	$2,415,888	$47,301,388	$13,196,461	$52,351,294
Shares Outstanding	1,159,050	223,894	5,216,564	1,156,930	5,740,722
Net Asset Value, Offering Price, and Redemption Price per share	$9.62	$10.79	$9.07	$11.41	$9.12

*At identified cost	$78,546,912	$5,398,412	$133,201,021	$27,667,948	$139,357,779

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2017 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060
ASSETS:

Total investments in Underlying Series:
At value*	$27,126,651	$93,800,146	$14,189,019	$33,544,125	$6,713,967	$2,282,879
Receivable from Advisor (Note 3)	9,155	8,255	9,505	9,532	9,469	9,079
Receivable for fund shares sold	89,059	227,378	103,540	133,627	77,033	19,508
Prepaid expenses	13,309	31,463	12,772	30,901	12,510	17,452

TOTAL ASSETS	27,238,174	94,067,242	14,314,836	33,718,185	6,812,979	2,328,918

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	12,664	12,892	12,592	12,720	12,542	12,594
Accrued distribution and service (Rule 12b-1) fees (Note 3)	3,344	13,921	1,875	4,091	705	442
Accrued Chief Compliance Officer service fees (Note 3)	660	659	660	660	660	665
Accrued Directors’ fees (Note 3)	100	327	87	159	82	95
Payable for shares of Underlying Series purchased	88,063	121,492	95,800	112,643	70,749	19,502
Audit fees payable	9,279	8,994	9,329	9,261	9,360	9,436
Payable for fund shares repurchased	997	105,886	6,798	20,985	6,285	6
Other payables and accrued expenses	4,114	11,181	4,013	10,474	3,109	740

TOTAL LIABILITIES	119,221	275,352	131,154	170,993	103,492	43,480

TOTAL NET ASSETS	$27,118,953	$93,791,890	$14,183,682	$33,547,192	$6,709,487	$2,285,438

NET ASSETS CONSIST OF:
Capital stock	22,714	100,008	11,354	32,737	5,315	1,982
Additional paid-in-capital	28,333,473	97,804,637	14,405,444	33,464,066	6,611,985	1,996,717
Distributions in excess of net investment income	(168,953)	(673,192)	(109,789)	(256,780)	(48,999)	(14,288)
Accumulated net realized gain (loss) on Underlying Series	(2,289,140)	(8,018,705)	(1,061,860)	(1,831,809)	(320,838)	80,257
Net unrealized appreciation (depreciation) on Underlying Series	1,220,859	4,579,142	938,533	2,138,978	462,024	220,770

TOTAL NET ASSETS	$27,118,953	$93,791,890	$14,183,682	$33,547,192	$6,709,487	$2,285,438

Class K
Net Assets	$14,842,875	$61,417,320	$7,467,554	$16,813,418	$2,789,120	$2,047,335
Shares Outstanding	1,245,448	6,564,377	598,159	1,645,299	221,865	177,585
Net Asset Value, Offering Price, and Redemption Price per share	$11.92	$9.36	$12.48	$10.22	$12.57	$11.53
Class R
Net Assets	$1,265,655	$3,731,766	$1,008,805	$1,785,806	$416,715	$151,296
Shares Outstanding	105,705	401,822	81,190	176,770	33,470	13,131
Net Asset Value, Offering Price, and Redemption Price per share	$11.97	$9.29	$12.43	$10.10	$12.45	$11.52
Class I
Net Assets	$11,010,423	$28,642,804	$5,707,323	$14,947,968	$3,503,652	$86,807
Shares Outstanding	920,229	3,034,561	456,051	1,451,584	276,138	7,524
Net Asset Value, Offering Price, and Redemption Price per share	$11.96	$9.44	$12.51	$10.30	$12.69	$11.54

*At identified cost	$25,905,792	$89,221,004	$13,250,486	$31,405,147	$6,251,943	$2,062,109

The accompanying notes are an integral part of the financial statements.

12

Statements of Operations

For the Six Months Ended April 30, 2017 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$891,711	$55,647	$1,061,463	$232,677	$913,309

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	79,575	4,242	99,060	16,657	98,991
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	2,857	335	10,857	3,550	17,625
Fund accounting and administration fees (Note 3)	24,850	23,894	25,634	24,227	25,739
Directors’ fees (Note 3)	2,679	295	4,521	980	4,797
Transfer agent fees (Note 3)	2,114	675	2,185	1,028	4,363
Chief Compliance Officer service fees (Note 3)	1,930	1,929	1,929	1,929	1,929
Registration and filing fees	19,819	19,149	20,316	19,323	20,316
Audit fees	9,320	9,314	9,326	9,317	9,327
Printing and postage fees	5,431	1,369	8,165	2,498	11,374
Custodian fees	2,715	2,035	4,847	2,521	5,047
Miscellaneous	3,312	2,302	3,674	2,529	3,746

Total Expenses	154,602	65,539	190,514	84,559	203,254
Less reduction of expenses (Note 3)	(53,084)	(59,432)	(48,205)	(57,056)	(52,105)

Net Expenses	101,518	6,107	142,309	27,503	151,149

NET INVESTMENT INCOME	790,193	49,540	919,154	205,174	762,160

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized loss on Underlying Series	(412,099)	(28,176)	(2,437,338)	(186,560)	(3,857,365)
Distributions of realized gains from Underlying Series	158,510	95,641	2,432,539	502,211	2,822,765
Net change in unrealized appreciation (depreciation) on Underlying Series	2,038,156	106,137	4,712,878	929,684	8,859,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	1,784,567	173,602	4,708,079	1,245,335	7,824,993

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,574,760	$223,142	$5,627,233	$1,450,509	$8,587,153

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2017 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060

INVESTMENT INCOME:
Income distributions from Underlying Series	$122,695	$301,656	$24,490	$46,316	$8,898	$2,430

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	15,720	72,186	8,627	19,670	3,197	2,074
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	3,320	11,261	2,668	6,028	1,220	321
Fund accounting and administration fees (Note 3)	24,176	25,071	24,027	24,254	23,930	23,848
Chief Compliance Officer service fees (Note 3)	1,929	1,929	1,929	1,929	1,929	1,925
Transfer agent fees (Note 3)	986	2,544	1,127	3,317	1,071	215
Directors’ fees (Note 3)	826	3,078	482	1,130	256	145
Registration and filing fees	19,000	20,068	19,000	19,571	19,000	18,516
Audit fees	9,316	9,322	9,315	9,317	9,314	9,313
Custodian fees	2,396	3,922	2,148	1,664	1,043	24
Printing and postage fees	2,202	6,978	1,934	5,718	1,578	541
Miscellaneous	2,473	3,190	2,353	2,560	2,281	2,236

Total Expenses	82,344	159,549	73,610	95,158	64,819	59,158
Less reduction of expenses (Note 3)	(56,992)	(53,541)	(58,896)	(61,486)	(58,856)	(56,300)

Net Expenses	25,352	106,008	14,714	33,672	5,963	2,858

NET INVESTMENT INCOME	97,343	195,648	9,776	12,644	2,935	(428)

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(1,300,045)	(2,700,431)	(300,736)	143,874	(22,336)	21,779
Distributions of realized gains from Underlying Series	623,889	2,691,385	476,478	1,129,178	216,926	59,232
Net change in unrealized appreciation (depreciation) on Underlying Series	2,421,732	7,194,849	1,048,454	1,753,515	393,684	98,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	1,745,576	7,185,803	1,224,196	3,026,567	588,274	179,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,842,919	$7,381,451	$1,233,972	$3,039,211	$591,209	$179,246

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2015 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$790,193	$1,671,089	$49,540	$90,745
Net realized gain (loss) on Underlying Series	(412,099)	(1,950,268)	(28,176)	(702,369)
Distributions of realized gains from Underlying Series	158,510	—	95,641	29,656
Net change in unrealized appreciation (depreciation) on Underlying Series	2,038,156	2,394,966	106,137	698,809

Net increase (decrease) from operations	2,574,760	2,115,787	223,142	116,841

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(759,840)	(1,177,084)	(37,589)	(36,105)
From net investment income (Class R)	(11,579)	(29,658)	(72)	(7,147)
From net investment income (Class I)	(162,790)	(439,125)	(32,760)	(49,708)
From net realized gain on investments (Class K)	—	(2,870,405)	—	(238,125)
From net realized gain on investments (Class R)	—	(90,931)	—	(59,085)
From net realized gain on investments (Class I)	—	(1,015,587)	—	(289,064)

Total distributions to shareholders	(934,209)	(5,622,790)	(70,421)	(679,234)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 6)	(1,633,253)	(14,457,731)	(1,282,625)	(2,171,713)

Net increase (decrease) in net assets	7,298	(17,964,734)	(1,129,904)	(2,734,106)

NET ASSETS:

Beginning of period	77,825,644	95,790,378	6,733,114	9,467,220

End of period[1]	$77,832,942	$77,825,644	$5,603,210	$6,733,114

[1]Including undistributed (distributions in excess of) net investment income:	$(67,565)	$76,451	$(16,693)	$4,188

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2025 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2030 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$919,154	$1,861,659	$205,174	$361,841	$762,160	$1,725,773
Net realized loss on Underlying Series	(2,437,338)	(8,267,474)	(186,560)	(3,094,830)	(3,857,365)	(11,760,790)
Distributions of realized gains from Underlying Series	2,432,539	1,398,360	502,211	674,326	2,822,765	3,660,337
Net change in unrealized appreciation (depreciation) on Underlying Series	4,712,878	8,448,277	929,684	3,035,783	8,859,593	10,871,121

Net increase (decrease) from operations	5,627,233	3,440,822	1,450,509	977,120	8,587,153	4,496,441

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(891,548)	(859,530)	(161,216)	(134,175)	(954,982)	(760,569)
From net investment income (Class R)	(41,188)	(59,142)	(13,618)	(18,283)	(69,555)	(73,121)
From net investment income (Class I)	(582,655)	(956,387)	(197,115)	(212,332)	(700,570)	(914,051)
From net realized gain on investments (Class K)	—	(6,912,732)	—	(918,204)	—	(10,610,704)
From net realized gain on investments (Class R)	—	(656,604)	—	(162,864)	—	(1,437,863)
From net realized gain on investments (Class I)	—	(6,366,878)	—	(1,221,422)	—	(10,036,065)

Total distributions to shareholders	(1,515,391)	(15,811,273)	(371,949)	(2,667,280)	(1,725,107)	(23,832,373)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	298,355	(20,792,232)	(2,497,718)	2,590,046	(6,548,576)	(5,908,398)

Net increase (decrease) in net assets	4,410,197	(33,162,683)	(1,419,158)	899,886	313,470	(25,244,330)

NET ASSETS:

Beginning of period	129,982,814	163,145,497	30,435,133	29,535,247	140,910,058	166,154,388

End of period[1]	$134,393,011	$129,982,814	$29,015,975	$30,435,133	$141,223,528	$140,910,058

[1]Including undistributed (distributions in excess of) net investment income:	$(498,813)	$97,424	$(147,644)	$19,131	$(869,879)	$93,068
The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2040 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2045 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$97,343	$192,030	$195,648	$693,353	$9,776	$50,135
Net realized loss on Underlying Series	(1,300,045)	(1,120,019)	(2,700,431)	(8,297,269)	(300,736)	(819,492)
Distributions of realized gains from Underlying Series	623,889	465,095	2,691,385	2,016,154	476,478	185,038
Net change in unrealized appreciation (depreciation) on Underlying Series	2,421,732	1,273,030	7,194,849	8,501,568	1,048,454	1,068,995

Net increase (decrease) from operations	1,842,919	810,136	7,381,451	2,913,806	1,233,972	484,676

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(127,566)	(75,719)	(561,310)	(321,268)	(58,889)	(18,391)
From net investment income (Class R)	(9,598)	(12,767)	(39,718)	(16,732)	(6,258)	(3,973)
From net investment income (Class I)	(138,844)	(108,923)	(309,860)	(374,152)	(56,790)	(30,663)
From net realized gain on investments (Class K)	(79,142)	(911,580)	—	(8,092,254)	(91,638)	(375,447)
From net realized gain on investments (Class R)	(8,675)	(233,282)	—	(775,713)	(14,335)	(169,076)
From net realized gain on investments (Class I)	(76,653)	(1,053,646)	—	(6,693,299)	(76,758)	(455,910)

Total distributions to shareholders	(440,478)	(2,395,917)	(910,888)	(16,273,418)	(304,668)	(1,053,460)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	459,833	4,533,222	(1,146,849)	1,118,466	(817,953)	4,703,817

Net increase (decrease) in net assets	1,862,274	2,947,441	5,323,714	(12,241,146)	111,351	4,135,033

NET ASSETS:

Beginning of period	25,256,679	22,309,238	88,468,176	100,709,322	14,072,331	9,937,298

End of period[1]	$27,118,953	$25,256,679	$93,791,890	$88,468,176	$14,183,682	$14,072,331

[1]Including undistributed (distributions in excess of) net investment income:	$(168,953)	$9,712	$(673,192)	$42,048	$(109,789)	$2,372

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2055 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	TARGET 2060 FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,644	$169,851	$2,935	$18,214	$(428)	$1,351
Net realized gain (loss) on Underlying Series	143,874	(2,957,734)	(22,336)	(263,082)	21,779	4,565
Distributions of realized gains from Underlying Series	1,129,178	613,752	216,926	63,005	59,232	3,288

Net change in unrealized appreciation (depreciation) on Underlying Series	1,753,515	3,227,687	393,684	360,723	98,663	116,616

Net increase (decrease) from operations	3,039,211	1,053,556	591,209	178,860	179,246	125,820

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(135,714)	(59,486)	(20,851)	(5,175)	(12,524)	(841)
From net investment income (Class R)	(18,849)	(3,714)	(3,236)	(988)	(719)	(231)
From net investment income (Class I)	(132,742)	(108,099)	(28,533)	(12,933)	(617)	(303)
From net realized gain on investments (Class K)	—	(2,778,003)	(28,665)	(100,952)	(7,608)	—
From net realized gain on investments (Class R)	—	(407,411)	(5,623)	(39,465)	(613)	—
From net realized gain on investments (Class I)	—	(2,969,532)	(34,348)	(162,891)	(328)	—

Total distributions to shareholders	(287,305)	(6,326,245)	(121,256)	(322,404)	(22,409)	(1,375)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	560,642	2,460,812	558,017	2,616,602	484,294	1,360,441

Net increase (decrease) in net assets	3,312,548	(2,811,877)	1,027,970	2,473,058	641,131	1,484,886

NET ASSETS:

Beginning of period	30,234,644	33,046,521	5,681,517	3,208,459	1,644,307	159,421

End of period[1]	$33,547,192	$30,234,644	$6,709,487	$5,681,517	$2,285,438	$1,644,307

[1]Including undistributed (distributions in excess of) net investment income:	$(256,780)	$17,881	$(48,999)	$686	$(14,288)	$—

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.39	$9.72	$10.84	$11.00	$10.86	$10.86

Income (loss) from investment operations:
Net investment income[1,2]	0.09	0.17	0.15	0.18	0.18	0.22
Net realized and unrealized gain (loss) on investments	0.22	0.09	(0.29)	0.37	0.63	0.48

Total from investment operations	0.31	0.26	(0.14)	0.55	0.81	0.70

Less distributions to shareholders:
From net investment income	(0.11)	(0.17)	(0.28)	(0.29)	(0.24)	(0.25)
From net realized gain on investments	—	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)

Total distributions to shareholders	(0.11)	(0.59)	(0.98)	(0.71)	(0.67)	(0.70)

Net asset value - End of period	$9.59	$9.39	$9.72	$10.84	$11.00	$10.86

Net assets - End of period (000’s omitted)	$65,024	$64,297	$67,322	$52,442	$47,676	$45,926

Total return[3]	3.36%	2.97%	(1.38%)	5.35%	7.83%	6.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[5]	0.30%[6]	0.30%[6]	0.30%[5]
Net investment income[2]	2.02%[4]	1.84%	1.54%	1.63%	1.69%	2.07%
Series portfolio turnover[7]	5%	6%	16%	15%	14%	16%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.14%[4,5]	0.12%[6]	0.16%[5]	0.12%[6]	0.16%[6]	0.20%[5]
TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.28	$9.61	$10.71	$10.89	$10.76	$10.77

Income (loss) from investment operations:
Net investment income[1,2]	0.08	0.19	0.21	0.15	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.22	0.04	(0.38)	0.36	0.70	0.58

Total from investment operations	0.30	0.23	(0.17)	0.51	0.77	0.67

Less distributions to shareholders:
From net investment income	(0.10)	(0.14)	(0.23)	(0.27)	(0.21)	(0.23)
From net realized gain on investments	—	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)

Total distributions to shareholders	(0.10)	(0.56)	(0.93)	(0.69)	(0.64)	(0.68)

Net asset value - End of period	$9.48	$9.28	$9.61	$10.71	$10.89	$10.76

Net assets - End of period (000’s omitted)	$1,654	$1,148	$2,468	$13,406	$13,475	$3,853

Total return[3]	3.24%	2.69%	(1.70%)	5.00%	7.52%	6.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[5]	0.55%[6]	0.55%[6]	0.55%[5]
Net investment income[2]	1.67%[4]	2.07%	2.05%	1.40%	0.66%	0.84%
Series portfolio turnover[7]	5%	6%	16%	15%	14%	16%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.14%[4,5]	0.12%[6]	0.16%[5]	0.12%[6]	0.14%[6]	0.20%[5]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.42	$9.75	$10.88	$11.04	$10.90	$10.89

Income (loss) from investment operations:
Net investment income[1,2]	0.11	0.24	0.16	0.21	0.19	0.24
Net realized and unrealized gain (loss) on investments	0.21	0.04	(0.28)	0.37	0.65	0.50

Total from investment operations	0.32	0.28	(0.12)	0.58	0.84	0.74

Less distributions to shareholders:
From net investment income	(0.12)	(0.19)	(0.31)	(0.32)	(0.27)	(0.28)
From net realized gain on investments	—	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)

Total distributions to shareholders	(0.12)	(0.61)	(1.01)	(0.74)	(0.70)	(0.73)

Net asset value - End of period	$9.62	$9.42	$9.75	$10.88	$11.04	$10.90

Net assets - End of period (000’s omitted)	$11,155	$12,380	$26,000	$11,610	$11,271	$6,300

Total return[3]	3.50%	3.20%	(1.21%)	5.59%	8.09%	7.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[5]	0.05%[6]	0.05%[6]	0.05%[5]
Net investment income[2]	2.40%[4]	2.61%	1.65%	1.92%	1.76%	2.30%
Series portfolio turnover[7]	5%	6%	16%	15%	14%	16%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.14%[4,5]	0.12%[6]	0.16%[5]	0.12%[6]	0.16%[6]	0.20%[5]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.49	$11.17	$12.07	$11.79	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.08	0.11	0.12	0.10	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	0.29	0.13	(0.35)	0.53	1.25	0.60

Total from investment operations	0.37	0.24	(0.23)	0.63	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.11)	(0.12)	(0.28)	(0.26)	(0.20)	—
From net realized gain on investments	—	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.11)	(0.92)	(0.67)	(0.35)	(0.20)	—

Net asset value - End of period	$10.75	$10.49	$11.17	$12.07	$11.79	$10.59

Net assets - End of period (000’s omitted)	$3,151	$3,274	$3,500	$3,200	$1,019	$1,498 [4]

Total return[5]	3.63%	2.58%	(2.04%)	5.45%	13.45%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[6,11]
Net investment income (loss)[3]	1.50%[6]	1.09%	1.01%	0.80%	1.34%	(0.30%)[6]
Series portfolio turnover[12]	30%	49%	46%	46%	50%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.94%[6,7]	1.51%[8]	1.14%[9]	1.41%[10]	6.06%[10]	9,646%[6,11,14]
TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.51	$11.19	$12.09	$11.81	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.07	0.09	0.12	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.31	0.13	(0.39)	0.53	1.39	0.61

Total from investment operations	0.38	0.22	(0.27)	0.60	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.01)	(0.10)	(0.24)	(0.23)	(0.18)	—
From net realized gain on investments	—	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.01)	(0.90)	(0.63)	(0.32)	(0.18)	—

Net asset value - End of period	$10.88	$10.51	$11.19	$12.09	$11.81	$10.59

Net assets - End of period (000’s omitted)	$36	$802	$839	$1,587	$1,015	$106 [4]

Total return[5]	3.57%	2.34%	(2.37%)	5.22%	13.36%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[6,11]
Net investment income (loss)[3]	1.39%[6]	0.86%	1.07%	0.60%	0.11%	(0.55%)[6]
Series portfolio turnover[12]	30%	49%	46%	46%	50%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.94%[6,7]	1.51%[8]	1.14%[9]	1.47%[10]	3.45%[10]	10,644%[6,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53	$11.21	$12.11	$11.83	$10.61	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.09	0.16	0.15	0.14	0.11	— [4]
Net realized and unrealized gain (loss) on investments	0.30	0.11	(0.35)	0.51	1.32	0.61

Total from investment operations	0.39	0.27	(0.20)	0.65	1.43	0.61

Less distributions to shareholders:
From net investment income	(0.13)	(0.15)	(0.31)	(0.28)	(0.21)	—
From net realized gain on investments	—	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.13)	(0.95)	(0.70)	(0.37)	(0.21)	—

Net asset value - End of period	$10.79	$10.53	$11.21	$12.11	$11.83	$10.61

Net assets - End of period (000’s omitted)	$2,416	$2,657	$5,129	$4,785	$3,619	$209 [5]

Total return[6]	3.76%	2.85%	(1.78%)	5.67%	13.71%	6.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[10]	0.05%[11]	0.05%[11]	0.05%[7,12]
Net investment income (loss)[3]	1.79%[7]	1.53%	1.28%	1.12%	1.01%	(0.05%)[7]
Series portfolio turnover[13]	30%	49%	46%	46%	50%	— [14]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.94%[7,8]	1.51%[9]	1.14%[10]	1.46%[11]	4.09%[11]	9,682%[7,12,15]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

13Reflects activity of the Series and does not include the activity of the Underlying Series.

14Less than 1%.

15The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.75	$9.45	$10.77	$10.79	$9.89	$10.12

Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.09	0.11	0.11	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.31	0.12	(0.33)	0.51	1.33	0.54

Total from investment operations	0.37	0.21	(0.22)	0.62	1.45	0.71

Less distributions to shareholders:
From net investment income	(0.10)	(0.10)	(0.28)	(0.25)	(0.20)	(0.21)
From net realized gain on investments	—	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)

Total distributions to shareholders	(0.10)	(0.91)	(1.10)	(0.64)	(0.55)	(0.94)

Net asset value - End of period	$9.02	$8.75	$9.45	$10.77	$10.79	$9.89

Net assets - End of period (000’s omitted)	$82,199	$79,236	$80,006	$95,364	$82,841	$67,039

Total return[3]	4.27%	2.83%	(2.24%)	6.14%	15.43%	8.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[7]	0.30%[8]	0.30%[8]	0.30%[6]
Net investment income[2]	1.33%[4]	1.08%	1.17%	1.06%	1.20%	1.72%
Series portfolio turnover[9]	12%	16%	42%	37%	19%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.07%[4,5]	0.06%[6]	0.04%[7]	0.03%[8]	0.05%[8]	0.08%[6]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.64	$9.34	$10.60	$10.66	$9.78	$10.02

Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.09	0.12	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.30	0.09	(0.32)	0.47	1.32	0.54

Total from investment operations	0.35	0.18	(0.20)	0.56	1.41	0.68

Less distributions to shareholders:
From net investment income	(0.08)	(0.07)	(0.24)	(0.23)	(0.18)	(0.19)
From net realized gain on investments	—	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)

Total distributions to shareholders	(0.08)	(0.88)	(1.06)	(0.62)	(0.53)	(0.92)

Net asset value - End of period	$8.91	$8.64	$9.34	$10.60	$10.66	$9.78

Net assets - End of period (000’s omitted)	$4,893	$4,553	$8,193	$22,564	$30,393	$19,150

Total return[3]	4.14%	2.56%	(2.13%)	5.55%	15.07%	7.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[7]	0.55%[8]	0.55%[8]	0.55%[6]
Net investment income[2]	1.12%[4]	1.04%	1.24%	0.83%	0.85%	1.47%
Series portfolio turnover[9]	12%	16%	42%	37%	19%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.07%[4,5]	0.06%[6]	0.04%[7]	0.03%[8]	0.05%[8]	0.08%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.79	$9.50	$10.81	$10.83	$9.93	$10.16

Income (loss) from investment operations:
Net investment income[1,2]	0.07	0.13	0.13	0.16	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.32	0.09	(0.31)	0.49	1.34	0.54

Total from investment operations	0.39	0.22	(0.18)	0.65	1.48	0.74

Less distributions to shareholders:
From net investment income	(0.11)	(0.12)	(0.31)	(0.28)	(0.23)	(0.24)
From net realized gain on investments	—	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)

Total distributions to shareholders	(0.11)	(0.93)	(1.13)	(0.67)	(0.58)	(0.97)

Net asset value - End of period	$9.07	$8.79	$9.50	$10.81	$10.83	$9.93

Net assets - End of period (000’s omitted)	$47,301	$46,194	$74,947	$61,673	$70,556	$39,523

Total return[3]	4.51%	2.97%	(1.87%)	6.37%	15.65%	8.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[8]	0.05%[6]
Net investment income[2]	1.61%[4]	1.55%	1.33%	1.48%	1.34%	2.10%
Series portfolio turnover[9]	12%	16%	42%	37%	19%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.07%[4,5]	0.06%[6]	0.04%[7]	0.03%[8]	0.05%[8]	0.08%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.02	$11.82	$13.01	$12.50	$10.77	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07	0.12	0.12	0.09	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	0.48	0.15	(0.40)	0.80	1.85	0.78

Total from investment operations	0.55	0.27	(0.28)	0.89	1.94	0.77

Less distributions to shareholders:
From net investment income	(0.13)	(0.13)	(0.43)	(0.34)	(0.21)	—
From net realized gain on investments	—	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.13)	(1.07)	(0.91)	(0.38)	(0.21)	—

Net asset value - End of period	$11.44	$11.02	$11.82	$13.01	$12.50	$10.77

Net assets - End of period (000’s omitted)	$14,045	$13,381	$11,896	$7,501	$710	$47,648 [4]

Total return[5]	5.08%	2.86%	(2.31%)	7.28%	18.32%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[6,11]
Net investment income (loss)[3]	1.28%[6]	1.08%	1.01%	0.66%	0.80%	(0.30%)[6]
Series portfolio turnover[12]	36%	51%	27%	30%	22%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[6,7]	0.33%[8]	0.39%[9]	0.59%[10]	10.70%[10]	259%[6,11,14]
TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$11.86	$13.02	$12.53	$10.75	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.06	0.09	0.13	0.10	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.48	0.14	(0.43)	0.75	1.98	0.77

Total from investment operations	0.54	0.23	(0.30)	0.85	1.97	0.75

Less distributions to shareholders:
From net investment income	(0.10)	(0.10)	(0.38)	(0.32)	(0.19)	—
From net realized gain on investments	—	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.10)	(1.04)	(0.86)	(0.36)	(0.19)	—

Net asset value - End of period	$11.49	$11.05	$11.86	$13.02	$12.53	$10.75

Net assets - End of period (000’s omitted)	$1,774	$1,671	$2,101	$3,799	$1,540	$108 [4]

Total return[5]	5.00%	2.50%	(2.44%)	6.93%	18.61%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[6,11]
Net investment income (loss)[3]	1.04%[6]	0.87%	1.07%	0.75%	(0.10%)	(0.55%)[6]
Series portfolio turnover[12]	36%	51%	27%	30%	22%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[6,7]	0.33%[8]	0.39%[9]	0.62%[10]	1.75%[10]	3,129%[6,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99	$11.80	$12.98	$12.47	$10.77	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.08	0.15	0.16	0.16	0.12	— [4]
Net realized and unrealized gain (loss) on investments	0.49	0.14	(0.40)	0.75	1.81	0.77

Total from investment operations	0.57	0.29	(0.24)	0.91	1.93	0.77

Less distributions to shareholders:
From net investment income	(0.15)	(0.16)	(0.46)	(0.36)	(0.23)	—
From net realized gain on investments	—	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.15)	(1.10)	(0.94)	(0.40)	(0.23)	—

Net asset value - End of period	$11.41	$10.99	$11.80	$12.98	$12.47	$10.77

Net assets - End of period (000’s omitted)	$13,196	$15,384	$15,539	$13,046	$9,373	$211 [5]

Total return[6]	5.24%	3.04%	(2.00%)	7.51%	18.26%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[10]	0.05%[11]	0.05%[11]	0.05%[7,12]
Net investment income (loss)[3]	1.56%[7]	1.38%	1.29%	1.22%	1.03%	(0.05%)[7]
Series portfolio turnover[13]	36%	51%	27%	30%	22%	— [14]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[7,8]	0.33%[9]	0.39%[10]	0.64%[11]	1.43%[11]	1,967%[7,12,15]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.84% for Manning & Napier Pro-Blend®Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

13Reflects activity of the Series and does not include the activity of the Underlying Series.

14Less than 1%.

15The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.59	$9.78	$11.52	$11.40	$9.94	$10.02

Income (loss) from investment operations:
Net investment income[1,2]	0.04	0.08	0.11	0.10	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.49	0.13	(0.34)	0.73	1.86	0.66

Total from investment operations	0.53	0.21	(0.23)	0.83	1.96	0.80

Less distributions to shareholders:
From net investment income	(0.10)	(0.09)	(0.44)	(0.35)	(0.15)	(0.17)
From net realized gain on investments	—	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)

Total distributions to shareholders	(0.10)	(1.40)	(1.51)	(0.71)	(0.50)	(0.88)

Net asset value - End of period	$9.02	$8.59	$9.78	$11.52	$11.40	$9.94

Net assets - End of period (000’s omitted)	$82,114	$79,527	$79,169	$118,788	$91,676	$67,510

Total return[3]	6.29%	3.12%	(2.33%)	7.67%	20.56%	9.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8]
Net investment income[2]	1.01%[4]	0.94%	1.11%	0.87%	0.90%	1.50%
Series portfolio turnover[9]	13%	22%	38%	27%	9%	62%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[4,5]	0.06%[6]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]
TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.51	$9.70	$11.37	$11.31	$9.87	$9.96

Income (loss) from investment operations:
Net investment income[1,2]	0.04	0.07	0.10	0.07	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.49	0.12	(0.30)	0.67	1.85	0.68

Total from investment operations	0.53	0.19	(0.20)	0.74	1.92	0.77

Less distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.40)	(0.32)	(0.13)	(0.15)
From net realized gain on investments	—	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)

Total distributions to shareholders	(0.09)	(1.38)	(1.47)	(0.68)	(0.48)	(0.86)

Net asset value - End of period	$8.95	$8.51	$9.70	$11.37	$11.31	$9.87

Net assets - End of period (000’s omitted)	$6,758	$7,832	$11,115	$20,894	$28,034	$18,759

Total return[3]	6.14%	2.85%	(2.11%)	6.90%	20.19%	8.84%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]
Net investment income[2]	0.92%[4]	0.84%	0.95%	0.62%	0.63%	0.94%
Series portfolio turnover[9]	13%	22%	38%	27%	9%	62%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[4,5]	0.06%[6]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend®Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.68	$9.87	$11.61	$11.48	$10.01	$10.09

Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.12	0.12	0.14	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.49	0.11	(0.32)	0.73	1.88	0.65

Total from investment operations	0.55	0.23	(0.20)	0.87	2.00	0.82

Less distributions to shareholders:
From net investment income	(0.11)	(0.11)	(0.47)	(0.38)	(0.18)	(0.19)
From net realized gain on investments	—	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)

Total distributions to shareholders	(0.11)	(1.42)	(1.54)	(0.74)	(0.53)	(0.90)

Net asset value - End of period	$9.12	$8.68	$9.87	$11.61	$11.48	$10.01

Net assets - End of period (000’s omitted)	$52,351	$53,551	$75,870	$58,075	$63,662	$37,832

Total return[3]	6.49%	3.38%	(2.02%)	7.95%	20.81%	9.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]
Net investment income[2]	1.28%[4]	1.36%	1.22%	1.23%	1.14%	1.78%
Series portfolio turnover[9]	13%	22%	38%	27%	9%	62%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.08%[4,5]	0.06%[6]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.30	$12.32	$13.71	$13.22	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.04	0.08	0.11	0.06	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	0.77	0.21	(0.38)	0.99	2.35	0.93 [4]

Total from investment operations	0.81	0.29	(0.27)	1.05	2.43	0.92

Less distributions to shareholders:
From net investment income	(0.12)	(0.10)	(0.61)	(0.46)	(0.13)	—
From net realized gain on investments	(0.07)	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(0.19)	(1.31)	(1.12)	(0.56)	(0.13)	—

Net asset value - End of period	$11.92	$11.30	$12.32	$13.71	$13.22	$10.92

Net assets - End of period (000’s omitted)	$14,843	$11,745	$8,979	$5,378	$465	$15,034 [5]

Total return[6]	7.26%	3.13%	(2.20%)	8.17%	22.42%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[7,11]
Net investment income (loss)[3]	0.64%[7]	0.71%	0.86%	0.44%	0.66%	(0.30%)[7]
Series portfolio turnover[12]	25%	22%	26%	24%	18%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[7,8]	0.43%[9]	0.52%[9]	0.83%[10]	9.70%[10]	4,581%[7,11,14]
TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.33	$12.34	$13.72	$13.25	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.02	0.06	0.08	0.07	— [15]	(0.02)
Net realized and unrealized gain (loss) on investments	0.77	0.21	(0.38)	0.93	2.44	0.93 [4]

Total from investment operations	0.79	0.27	(0.30)	1.00	2.44	0.91

Less distributions to shareholders:
From net investment income	(0.08)	(0.07)	(0.57)	(0.43)	(0.10)	—
From net realized gain on investments	(0.07)	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(0.15)	(1.28)	(1.08)	(0.53)	(0.10)	—

Net asset value - End of period	$11.97	$11.33	$12.34	$13.72	$13.25	$10.91

Net assets - End of period (000’s omitted)	$1,266	$2,057	$2,337	$2,911	$1,172	$109 [5]

Total return[6]	7.05%	2.92%	(2.44%)	7.82%	22.50%	9.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[7,11]
Net investment income (loss)[3]	0.43%[7]	0.50%	0.66%	0.49%	0.17%	(0.55%)[7]
Series portfolio turnover[12]	25%	22%	26%	24%	18%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[7,8]	0.43%[9]	0.52%[9]	0.88%[10]	2.38%[10]	9,077%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

15Less than $0.01.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.35	$12.36	$13.75	$13.25	$10.92	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.05	0.11	0.14	0.12	0.09	—	[4]
Net realized and unrealized gain (loss) on investments	0.76	0.21	(0.38)	0.96	2.38	0.92	[5]

Total from investment operations	0.81	0.32	(0.24)	1.08	2.47	0.92

Less distributions to shareholders:
From net investment income	(0.13)	(0.12)	(0.64)	(0.48)	(0.14)	—
From net realized gain on investments	(0.07)	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(0.20)	(1.33)	(1.15)	(0.58)	(0.14)	—

Net asset value - End of period	$11.96	$11.35	$12.36	$13.75	$13.25	$10.92

Net assets - End of period (000’s omitted)	$11,010	$11,455	$10,993	$9,487	$6,322	$213	[6]

Total return[7]	7.37%	3.45%	(1.98%)	8.43%	22.81%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[10]	0.05%[11]	0.05%[11]	0.05%[8,12]
Net investment income (loss)[3]	0.96%[8]	1.01%	1.07%	0.88%	0.75%	(0.05%)[8]
Series portfolio turnover[13]	25%	22%	26%	24%	18%	—	[14]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[8,9]	0.43%[10]	0.52%[10]	0.91%[11]	2.40%[11]	7,930%[8,12,15]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

13Reflects activity of the Series and does not include the activity of the Underlying Series.

14Less than 1%.

15The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.73	$10.13	$12.50	$12.47	$10.29	$10.10

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.05	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.70	0.16	(0.32)	0.94	2.43	0.74

Total from investment operations	0.72	0.21	(0.23)	1.01	2.49	0.81

Less distributions to shareholders:
From net investment income	(0.09)	(0.06)	(0.61)	(0.48)	(0.07)	(0.08)
From net realized gain on investments	—	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)

Total distributions to shareholders	(0.09)	(1.61)	(2.14)	(0.98)	(0.31)	(0.62)

Net asset value - End of period	$9.36	$8.73	$10.13	$12.50	$12.47	$10.29

Net assets - End of period (000’s omitted)	$61,417	$55,920	$51,931	$83,655	$67,576	$51,273

Total return[3]	8.29%	3.24%	(2.30%)	8.61%	24.81%	8.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8]
Net investment income[2]	0.36%[4]	0.57%	0.80%	0.54%	0.49%	0.70%
Series portfolio turnover[9]	16%	26%	45%	22%	13%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.12%[4,5]	0.10%[6]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.66	$10.06	$12.33	$12.39	$10.22	$10.04

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.03	0.07	0.03	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.69	0.15	(0.24)	0.86	2.42	0.73

Total from investment operations	0.70	0.18	(0.17)	0.89	2.44	0.78

Less distributions to shareholders:
From net investment income	(0.07)	(0.03)	(0.57)	(0.45)	(0.03)	(0.06)
From net realized gain on investments	—	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)

Total distributions to shareholders	(0.07)	(1.58)	(2.10)	(0.95)	(0.27)	(0.60)

Net asset value - End of period	$9.29	$8.66	$10.06	$12.33	$12.39	$10.22

Net assets - End of period (000’s omitted)	$3,732	$4,653	$5,226	$10,469	$15,993	$11,827

Total return[3]	8.07%	2.94%	(1.91%)	7.60%	24.50%	8.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]
Net investment income[2]	0.17%[4]	0.36%	0.62%	0.23%	0.20%	0.54%
Series portfolio turnover[9]	16%	26%	45%	22%	13%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.12%[4,5]	0.10%[6]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.81	$10.20	$12.58	$12.55	$10.35	$10.16

Income (loss) from investment operations:
Net investment income[1,2]	0.03	0.09	0.10	0.10	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.70	0.15	(0.30)	0.94	2.45	0.74

Total from investment operations	0.73	0.24	(0.20)	1.04	2.53	0.84

Less distributions to shareholders:
From net investment income	(0.10)	(0.08)	(0.65)	(0.51)	(0.09)	(0.11)
From net realized gain on investments	—	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)

Total distributions to shareholders	(0.10)	(1.63)	(2.18)	(1.01)	(0.33)	(0.65)

Net asset value - End of period	$9.44	$8.81	$10.20	$12.58	$12.55	$10.35

Net assets - End of period (000’s omitted)	$28,643	$27,895	$43,552	$32,952	$33,545	$20,194

Total return[3]	8.35%	3.60%	(2.08%)	8.81%	25.16%	9.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]
Net investment income[2]	0.62%[4]	0.99%	0.96%	0.79%	0.71%	0.99%
Series portfolio turnover[9]	16%	26%	45%	22%	13%	24%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.12%[4,5]	0.10%[6]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.69	$12.71	$14.32	$13.73	$11.01	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	— [4]	0.04	0.08	0.03	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	1.05	0.28	(0.34)	1.15	2.74	1.02 [5]

Total from investment operations	1.05	0.32	(0.26)	1.18	2.77	1.01

Less distributions to shareholders:
From net investment income	(0.10)	(0.06)	(0.77)	(0.52)	(0.05)	—
From net realized gain on investments	(0.16)	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(0.26)	(1.34)	(1.35)	(0.59)	(0.05)	—

Net asset value - End of period	$12.48	$11.69	$12.71	$14.32	$13.73	$11.01

Net assets - End of period (000’s omitted)	$7,468	$6,793	$3,812	$3,041	$234	$3,320 [6]

Total return[7]	9.06%	3.26%	(2.10%)	8.90%	25.23%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[8,9]	0.30%[10]	0.30%[11]	0.30%[12]	0.30%[12]	0.30%[8,13]
Net investment income (loss)[3]	0.06%[8]	0.33%	0.58%	0.23%	0.26%	(0.30%)[8]
Series portfolio turnover[14]	26%	26%	28%	48%	20%	— [15]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.86%[8,9]	0.89%[10]	1.21%[11]	1.95%[12]	17.80%[12]	3,204%[8,13,16]
TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.62	$12.64	$14.25	$13.66	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	(0.01)	0.02	0.05	0.02	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	1.05	0.27	(0.35)	1.13	2.71	1.01 [5]

Total from investment operations	1.04	0.29	(0.30)	1.15	2.72	0.99

Less distributions to shareholders:
From net investment income	(0.07)	(0.03)	(0.73)	(0.49)	(0.05)	—
From net realized gain on investments	(0.16)	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(0.23)	(1.31)	(1.31)	(0.56)	(0.05)	—

Net asset value - End of period	$12.43	$11.62	$12.64	$14.25	$13.66	$10.99

Net assets - End of period (000’s omitted)	$1,009	$1,731	$1,631	$1,825	$618	$110 [6]

Total return[7]	8.99%	3.04%	(2.41%)	8.71%	24.87%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[8,9]	0.55%[10]	0.55%[11]	0.55%[12]	0.55%[12]	0.55%[8,13]
Net investment income (loss)[3]	(0.18%)[8]	0.14%	0.36%	0.12%	0.11%	(0.55%)[8]
Series portfolio turnover[14]	26%	26%	28%	48%	20%	— [15]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.86%[8,9]	0.89%[10]	1.21%[11]	2.06%[12]	9.07%[12]	8,326%[8,13,16]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

13Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

14Reflects activity of the Series and does not include the activity of the Underlying Series.

15Less than 1%.

16The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.71	$12.73	$14.35	$13.75	$11.01	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.02	0.07	0.11	0.08	0.06	—	[4]
Net realized and unrealized gain (loss) on investments	1.05	0.99	(0.35)	1.14	2.74	1.01	[5]

Total from investment operations	1.07	1.06	(0.24)	1.22	2.80	1.01

Less distributions to shareholders:
From net investment income	(0.11)	(0.80)	(0.80)	(0.55)	(0.06)	—
From net realized gain on investments	(0.16)	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(0.27)	(2.08)	(1.38)	(0.62)	(0.06)	—

Net asset value - End of period	$12.51	$11.71	$12.73	$14.35	$13.75	$11.01

Net assets - End of period (000’s omitted)	$5,707	$5,548	$4,494	$2,894	$1,983	$214	[6]

Total return[7]	9.18%	3.49%	(1.92%)	9.15%	25.58%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[11]	0.05%[12]	0.05%[12]	0.05%[8,13]
Net investment income (loss)[3]	0.31%[8]	0.64%	0.86%	0.57%	0.46%	(0.05%)[8]
Series portfolio turnover[14]	26%	26%	28%	48%	20%	—	[15]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.86%[8,9]	0.89%[10]	1.21%[11]	2.14%[12]	6.82%[12]	7,036%[8,13,16]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

13Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

14Reflects activity of the Series and does not include the activity of the Underlying Series.

15Less than 1%.

16The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.41	$11.35	$13.73	$13.52	$10.81	$10.20

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.04	0.09	0.05	0.05	0.07
Net realized and unrealized gain (loss) on investments	0.89	0.18	(0.32)	1.07	2.74	0.81

Total from investment operations	0.89	0.22	(0.23)	1.12	2.79	0.88

Less distributions to shareholders:
From net investment income	(0.08)	(0.04)	(0.72)	(0.54)	(0.05)	(0.08)
From net realized gain on investments	—	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)

Total distributions to shareholders	(0.08)	(2.16)	(2.15)	(0.91)	(0.08)	(0.27)

Net asset value - End of period	$10.22	$9.41	$11.35	$13.73	$13.52	$10.81

Net assets - End of period (000’s omitted)	$16,813	$14,874	$15,144	$47,531	$36,591	$24,759

Total return[4]	9.45%	3.43%	(2.15%)	8.80%	25.99%	9.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[8]	0.30%[9]
Net investment income (loss)[2]	(0.01%)[5]	0.40%	0.72%	0.40%	0.37%	0.69%
Series portfolio turnover[10]	13%	31%	49%	13%	5%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.39%[5,6]	0.37%[7]	0.26%[7]	0.18%[8]	0.26%[8]	0.43%[9]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.30	$11.25	$13.60	$13.43	$10.74	$10.14

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.01	0.06	0.01	0.01	0.05
Net realized and unrealized gain (loss) on investments	0.88	0.18	(0.29)	1.04	2.73	0.80

Total from investment operations	0.87	0.19	(0.23)	1.05	2.74	0.85

Less distributions to shareholders:
From net investment income	(0.07)	(0.02)	(0.69)	(0.51)	(0.02)	(0.06)
From net realized gain on investments	—	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)

Total distributions to shareholders	(0.07)	(2.14)	(2.12)	(0.88)	(0.05)	(0.25)

Net asset value - End of period	$10.10	$9.30	$11.25	$13.60	$13.43	$10.74

Net assets - End of period (000’s omitted)	$1,786	$2,433	$2,215	$5,140	$5,022	$3,448

Total return[4]	9.30%	3.09%	(2.17%)	8.28%	25.69%	8.75%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[8]	0.55%[9]
Net investment income (loss)[2]	(0.24%)[5]	0.12%	0.54%	0.10%	0.11%	0.45%
Series portfolio turnover[10]	13%	31%	49%	13%	5%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.39%[5,6]	0.37%[7]	0.26%[7]	0.18%[8]	0.26%[8]	0.43%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.48	$11.43	$13.82	$13.60	$10.88	$10.26

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.07	0.10	0.08	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.90	0.17	(0.29)	1.08	2.76	0.83

Total from investment operations	0.91	0.24	(0.19)	1.16	2.83	0.92

Less distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.77)	(0.57)	(0.08)	(0.11)
From net realized gain on investments	—	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)

Total distributions to shareholders	(0.09)	(2.19)	(2.20)	(0.94)	(0.11)	(0.30)

Net asset value - End of period	$10.30	$9.48	$11.43	$13.82	$13.60	$10.88

Net assets - End of period (000’s omitted)	$14,948	$12,928	$15,688	$12,077	$9,042	$4,016

Total return[3]	9.62%	3.61%	(1.82%)	9.07%	26.21%	9.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]
Net investment income[2]	0.24%[4]	0.73%	0.84%	0.62%	0.57%	0.89%
Series portfolio turnover[9]	13%	31%	49%	13%	5%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.39%[4,5]	0.37%[6]	0.26%[6]	0.18%[7]	0.26%[7]	0.43%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.70	$12.56	$13.94	$13.85	$11.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	— [4]	0.03	0.09	0.06	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.10	0.30	(0.35)	1.05	2.86	1.05

Total from investment operations	1.10	0.33	(0.26)	1.11	2.84	1.04

Less distributions to shareholders:
From net investment income	(0.10)	(0.05)	(0.74)	(0.55)	(0.03)	—
From net realized gain on investments	(0.13)	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(0.23)	(1.19)	(1.12)	(1.02)	(0.03)	—

Net asset value - End of period	$12.57	$11.70	$12.56	$13.94	$13.85	$11.04

Net assets - End of period (000’s omitted)	$2,789	$2,380	$1,142	$1,777	$208	$214 [5]

Total return[6]	9.39%	3.38%	(2.06%)	8.50%	25.79%	10.40%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[7,11]
Net investment income (loss)[3]	(0.01%)[7]	0.30%	0.68%	0.43%	(0.17%)	(0.30%)[7]
Series portfolio turnover[12]	23%	30%	55%	63%	605%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.90%[7,8]	2.44%[9]	3.68%[9]	4.79%[10]	62.25%[10]	19,197%[7,11,14]
TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.59	$12.45	$13.83	$13.77	$11.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	(0.01)	0.01	0.05	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.08	0.30	(0.34)	1.04	2.77	1.05

Total from investment operations	1.07	0.31	(0.29)	1.07	2.76	1.03

Less distributions to shareholders:
From net investment income	(0.08)	(0.03)	(0.71)	(0.54)	(0.02)	—
From net realized gain on investments	(0.13)	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(0.21)	(1.17)	(1.09)	(1.01)	(0.02)	—

Net asset value - End of period	$12.45	$11.59	$12.45	$13.83	$13.77	$11.03

Net assets - End of period (000’s omitted)	$417	$519	$409	$515	$51	$110 [5]

Total return[6]	9.30%	3.18%	(2.32%)	8.21%	25.01%	10.30%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[7,11]
Net investment income (loss)[3]	(0.25%)[7]	0.11%	0.39%	0.24%	(0.07%)	(0.55%)[7]
Series portfolio turnover[12]	23%	30%	55%	63%	605%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.90%[7,8]	2.44%[9]	3.68%[9]	5.39%[10]	129.56%[10]	19,015%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The Series had no portfolio turnover for the period.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED				FOR THE PERIOD
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.81	$12.66	$14.05	$13.94	$11.05	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.01	0.07	0.10	0.08	— [4]	— [4]
Net realized and unrealized gain (loss) on investments	1.11	0.30	(0.33)	1.07	2.94	1.05

Total from investment operations	1.12	0.37	(0.23)	1.15	2.94	1.05

Less distributions to shareholders:
From net investment income	(0.11)	(0.08)	(0.78)	(0.57)	(0.05)	—
From net realized gain on investments	(0.13)	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(0.24)	(1.22)	(1.16)	(1.04)	(0.05)	—

Net asset value - End of period	$12.69	$11.81	$12.66	$14.05	$13.94	$11.05

Net assets - End of period (000’s omitted)	$3,504	$2,783	$1,658	$872	$366	$215 [5]

Total return[6]	9.61%	3.69%	(1.83%)	8.75%	26.67%	10.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[9]	0.05%[10]	0.05%[10]	0.05%[7,11]
Net investment income (loss)[3]	0.23%[7]	0.58%	0.80%	0.57%	(0.03%)	(0.05%)[7]
Series portfolio turnover[12]	23%	30%	55%	63%	605%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average the expense ratios (to average net assets) would have been increased by the following amount:

	1.90%[7,8]	2.44%[9]	3.68%[9]	7.80%[10]	8.21%[10]	19,201%[7,11,14]
1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The Series had no portfolio turnover for the period.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2060 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.67	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	— [4]	0.01	(0.00)[5]
Net realized and unrealized gain on investments	1.00	0.34	0.36

Total from investment operations	1.00	0.35	0.36

Less distributions to shareholders:
From net investment income	(0.09)	(0.04)	—
From net realized gain on investments	(0.05)	—	—

Total distributions to shareholders	(0.14)	(0.04)	—

Net asset value - End of period	$11.53	$10.67	$10.36

Net assets - End of period (000’s omitted)	$2,047	$1,407	$52

Total return[6]	9.43%	3.45%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[7]	0.30%[8,9]	0.30%	0.30%[8]
Net investment income (loss)[3]	(0.04%)[8]	0.10%	(0.30%)[8]
Series portfolio turnover[10]	11%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[7]:

	6.08%[8,9]	9.37%	151.35%[8,11]
TARGET 2060 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.65	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	(0.01)	0.01	(0.01)[5]
Net realized and unrealized gain on investments	0.99	0.31	0.37

Total from investment operations	0.98	0.32	0.36

Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	—
From net realized gain on investments	(0.05)	—	—

Total distributions to shareholders	(0.11)	(0.03)	—

Net asset value - End of period	$11.52	$10.65	$10.36

Net assets - End of period (000’s omitted)	$151	$182	$56

Total return[6]	9.28%	3.16%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[7]	0.55%[8,9]	0.55%	0.55%[8]
Net investment income (loss)[3]	(0.28%)[8]	0.09%	(0.55%)[8]
Series portfolio turnover[10]	11%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[7]:
	6.08%[8,9]	9.37%	151.35%[8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than 0.01%.

5Less than $(0.01).

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2060 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.01	0.07	(0.00)[4]
Net realized and unrealized gain on investments	1.00	0.31	0.36

Total from investment operations	1.01	0.38	0.36

Less distributions to shareholders:
From net investment income	(0.10)	(0.06)	—
From net realized gain on investments	(0.05)	—	—

Total distributions to shareholders	(0.15)	(0.06)	—

Net asset value - End of period	$11.54	$10.68	$10.36

Net assets - End of period (000’s omitted)	$87	$56	$52

Total return[5]	9.56%	3.71%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.05%[7,8]	0.05%	0.05%[7]
Net investment income (loss)[3]	0.23%[7]	0.65%	(0.05%)[7]
Series portfolio turnover[9]	11%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:[6]:

	6.08%[7,8]	9.37%	151.34%[7,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue three classes of shares (Class K, R and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

41

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$77,838,880	$77,838,880	$—	$—

Total assets	$77,838,880	$77,838,880	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$5,608,274	$5,608,274	$—	$—

Total assets	$5,608,274	$5,608,274	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$134,407,439	$134,407,439	$—	$—

Total assets	$134,407,439	$134,407,439	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,022,787	$29,022,787	$—	$—

Total assets	$29,022,787	$29,022,787	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$141,238,670	$141,238,670	$—	$—

Total assets	$141,238,670	$141,238,670	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$27,126,651	$27,126,651	$—	$—

Total assets	$27,126,651	$27,126,651	$—	$—

42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$93,800,146	$93,800,146	$—	$—

Total assets	$93,800,146	$93,800,146	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$14,189,019	$14,189,019	$—	$—

Total assets	$14,189,019	$14,189,019	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$33,544,125	$33,544,125	$—	$—
Total assets	$33,544,125	$33,544,125	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$6,713,967	$6,713,967	$—	$—

Total assets	$6,713,967	$6,713,967	$—	$—

	TARGET 2060 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$2,282,879	$2,282,879	$—	$—

Total assets	$2,282,879	$2,282,879	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2016 or April 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the

43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series tax returns remains open for the years ended October 31, 2013 through October 31, 2016. The statue of limitations on Target 2060 Series remains open for the period ended October 31, 2015 and the year ended October 31, 2016. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

44

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive a fee for the services it performs for the Series. However, the Advisor is entitled to receive the management fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2020 for Target Income Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, until at least February 28, 2023 for Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series and Target 2055 Series and until at least February 28, 2026 for Target 2060 Series, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2017, the Advisor reimbursed expenses of $53,084 for Target Income Series, $59,432 for Target 2015 Series, $48,205 for Target 2020 Series, $57,056 for Target 2025 Series, $52,105 for Target 2030 Series, $56,992 for Target 2035 Series, $53,541 for Target 2040 Series, $58,896 for Target 2045 Series, $61,486 for Target 2050 Series, $58,856 for Target 2055 Series and $56,300 for Target 2060 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting

45

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$3,756,024	$5,403,337
Target 2015 Series	$1,875,403	$3,090,751
Target 2020 Series	$18,168,854	$16,073,812
Target 2025 Series	$10,387,457	$12,563,771
Target 2030 Series	$18,299,237	$23,031,230
Target 2035 Series	$7,167,929	$6,441,545
Target 2040 Series	$15,478,083	$14,683,266
Target 2045 Series	$3,643,467	$4,293,009
Target 2050 Series	$5,609,802	$4,224,022
Target 2055 Series	$2,061,073	$1,416,947
Target 2060 Series	$735,296	$207,150

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2017 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTION AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$77,860,136	$3,756,024	$5,403,337	$77,838,880	7,378,093	$891,711	$(253,589)

	$77,860,136	$3,756,024	$5,403,337	$77,838,880		$891,711	$(253,589)

TARGET 2015 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$1,492,103	$1,302,567	$657,221	$2,201,973	208,718	$15,962	$46,460
Manning & Napier Pro-Blend® Moderate Term Series - Class I	5,253,558	572,836	2,433,530	3,406,301	329,748	39,685	21,005

	$6,745,661	$1,875,403	$3,090,751	$5,608,274		$55,647	$67,465

46

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$25,895,822	$2,067,728	$7,899,259	$20,586,671	2,092,141	$201,065	$(1,278,785)
Manning & Napier Pro-Blend® Moderate Term Series - Class I	104,141,036	16,101,126	8,174,553	113,820,768	11,018,467	860,398	1,273,986

	$130,036,858	$18,168,854	$16,073,812	$134,407,439		$1,061,463	$(4,799)

TARGET 2025 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS OR GAIN
Manning & Napier Pro-Blend® Extended Term Series - Class I	$22,562,748	$4,123,015	$9,540,604	$17,612,407	1,789,879	$169,503	$(17,223)
Manning & Napier Pro-Blend® Moderate Term Series - Class I	7,893,230	6,264,442	3,023,167	11,410,380	1,104,587	63,174	332,874

	$30,455,978	$10,387,457	$12,563,771	$29,022,787		$232,677	$315,651

TARGET 2030 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$113,170,271	$16,189,430	$14,002,112	$119,340,767	12,128,127	$872,357	$(106,694)
Manning & Napier Pro-Blend® Maximum Term Series - Class I	27,798,164	2,109,807	9,029,118	21,897,903	2,035,121	40,952	(927,906)

	$140,968,435	$18,299,237	$23,031,230	$141,238,670		$913,309	$(1,034,600)

TARGET 2035 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$13,951,289	$4,675,850	$3,119,516	$16,059,062	1,632,018	$106,216	$(347,625)
Manning & Napier Pro-Blend® Maximum Term Series - Class I	11,327,290	2,492,079	3,322,029	11,067,589	1,028,586	16,479	(328,531)

	$25,278,579	$7,167,929	$6,441,545	$27,126,651		$122,695	$(676,156)

47

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$26,725,527	$7,831,618	$3,628,821	$32,100,672	3,262,263	$209,208	$288,493
Manning & Napier Pro-Blend® Maximum Term Series - Class I	61,785,384	7,646,465	11,054,445	61,699,474	5,734,152	92,448	(297,539)

	$88,510,911	$15,478,083	$14,683,266	$93,800,146		$301,656	$(9,046)

TARGET 2045 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$723,592	$884,734	$302,401	$1,366,297	138,851	$5,410	$36,652
Manning & Napier Pro-Blend® Maximum Term Series - Class I	13,367,251	2,758,733	3,990,608	12,822,722	1,191,703	19,080	139,090

	$14,090,843	$3,643,467	$4,293,009	$14,189,019		$24,490	$175,742

TARGET 2050 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$30,260,955	$5,609,802	$4,224,022	$33,544,125	3,117,484	$46,316	$1,273,052

	$30,260,955	$5,609,802	$4,224,022	$33,544,125		$46,316	$1,273,052

TARGET 2055 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$5,698,492	$2,061,073	$1,416,947	$6,713,967	623,975	$8,898	$194,590

	$5,698,492	$2,061,073	$1,416,947	$6,713,967		$8,898	$194,590

TARGET 2060 SERIES	VALUE AT 10/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/17	SHARES HELD AT 4/30/17	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$1,634,290	$735,296	$207,150	$2,282,879	212,163	$2,430	$81,011

	$1,634,290	$735,296	$207,150	$2,282,879		$2,430	$81,011

48

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class K, Class R, and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	215,923	$2,038,971	291,450	$2,699,840	98,104	$924,044	27,173	$249,188
Reinvested	82,349	756,788	451,377	4,034,189	1,229	11,182	13,197	116,622
Repurchased	(367,118)	(3,458,782)	(820,747)	(7,551,216)	(48,629)	(455,020)	(173,347)	(1,566,756)

Total	(68,846)	$(663,023)	(77,920)	$(817,187)	50,704	$480,206	(132,977)	$(1,200,946)

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	74,997	$705,219	347,344	$3,194,089
Reinvested	16,463	151,788	152,209	1,362,864
Repurchased	(246,367)	(2,307,443)	(1,851,774)	(16,996,551)

Total	(154,907)	$(1,450,436)	(1,352,221)	$(12,439,598)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	36,461	$380,755	62,583	$642,540	1,278	$13,377	18,594	$194,143
Reinvested	3,685	37,589	27,544	274,036	7	72	6,640	66,231
Repurchased	(59,175)	(628,428)	(91,358)	(958,718)	(74,286)	(780,721)	(23,850)	(246,457)

Total	(19,029)	$(210,084)	(1,231)	$(42,142)	(73,001)	$(767,272)	1,384	$13,917

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	39,637	$414,577	116,263	$1,214,003
Reinvested	2,979	30,444	32,415	323,149
Repurchased	(71,178)	(750,290)	(353,871)	(3,680,640)

Total	(28,562)	$(305,269)	(205,193)	$(2,143,488)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	845,436	$7,399,910	1,305,446	$11,225,249	153,140	$1,345,587	120,070	$1,035,174
Reinvested	103,857	881,748	930,849	7,694,487	4,772	40,035	82,322	671,918
Repurchased	(894,154)	(7,857,499)	(1,645,190)	(13,965,905)	(135,841)	(1,179,641)	(552,566)	(4,681,053)

Total	55,139	$424,159	591,105	$4,953,831	22,071	$205,981	(350,174)	$(2,973,961)

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	476,664	$4,184,817	1,286,155	$11,021,607
Reinvested	63,344	539,690	844,057	7,001,908
Repurchased	(575,977)	(5,056,292)	(4,770,059)	(40,795,617)

Total	(35,969)	$(331,785)	(2,639,847)	$(22,772,102)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	276,569	$3,074,242	467,793	$4,994,054	105,051	$1,190,970	54,859	$593,336
Reinvested	15,074	161,142	101,304	1,050,543	1,257	13,501	17,327	180,276
Repurchased	(277,909)	(3,077,131)	(361,044)	(3,915,258)	(103,049)	(1,157,130)	(98,175)	(1,083,882)

Total	13,734	$158,253	208,053	$2,129,339	3,259	$47,341	(25,989)	$(310,270)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	280,790	$3,091,719	517,067	$5,465,046
Reinvested	14,922	158,922	115,478	1,193,313
Repurchased	(538,313)	(5,953,953)	(550,169)	(5,887,382)

Total	(242,601)	$(2,703,312)	82,376	$770,977

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	982,771	$8,512,494	1,694,389	$14,348,192	199,202	$1,736,306	250,656	$2,128,933
Reinvested	110,659	925,109	1,374,384	11,055,567	8,261	68,563	188,656	1,503,830
Repurchased	(1,249,392)	(10,829,249)	(1,907,673)	(16,100,675)	(371,964)	(3,201,370)	(664,989)	(5,538,279)

Total	(155,962)	$(1,391,646)	1,161,100	$9,303,084	(164,501)	$(1,396,501)	(225,677)	$(1,905,516)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	464,265	$4,052,316	2,094,466	$17,737,192
Reinvested	76,106	642,332	1,283,151	10,415,335
Repurchased	(967,170)	(8,455,077)	(4,895,870)	(41,458,493)

Total	(426,799)	$(3,760,429)	(1,518,253)	$(13,305,966)

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	351,880	$4,047,958	351,735	$3,894,983	86,858	$1,017,484	59,111	$661,176
Reinvested	18,838	206,653	93,428	986,375	1,640	18,096	23,231	246,041
Repurchased	(164,226)	(1,890,331)	(135,108)	(1,515,115)	(164,351)	(1,894,085)	(90,137)	(1,026,108)

Total	206,492	$2,364,280	310,055	$3,366,243	(75,853)	$(858,505)	(7,795)	$(118,891)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	164,866	$1,888,453	319,194	$3,547,836
Reinvested	17,559	193,147	98,371	1,041,834
Repurchased	(271,523)	(3,127,542)	(297,550)	(3,303,800)

Total	(89,098)	$(1,045,942)	120,015	$1,285,870

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	958,738	$8,518,579	1,554,166	$13,422,232	107,006	$949,965	153,036	$1,314,309
Reinvested	62,309	533,361	988,495	8,039,047	4,419	37,607	95,772	773,837
Repurchased	(863,472)	(7,727,311)	(1,262,302)	(10,771,998)	(246,630)	(2,218,816)	(231,078)	(1,973,607)

Total	157,575	$1,324,629	1,280,359	$10,689,281	(135,205)	$(1,231,244)	17,730	$114,539

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	254,726	$2,274,092	1,256,700	$10,855,100
Reinvested	33,966	293,124	837,290	6,857,643
Repurchased	(422,056)	(3,807,450)	(3,193,800)	(27,398,097)

Total	(133,364)	$(1,240,234)	(1,099,810)	$(9,685,354)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	124,735	$1,475,134	359,766	$4,060,529	33,284	$403,122	50,566	$574,273
Reinvested	13,270	150,527	36,161	392,942	1,817	20,547	16,008	173,049
Repurchased	(121,112)	(1,426,688)	(114,721)	(1,348,393)	(102,933)	(1,211,338)	(46,586)	(520,816)

Total	16,893	$198,973	281,206	$3,105,078	(67,832)	$(787,669)	19,988	$226,506

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	133,741	$1,586,677	233,312	$2,675,671
Reinvested	10,324	117,386	40,647	442,586
Repurchased	(161,648)	(1,933,320)	(153,290)	(1,746,024)

Total	(17,583)	$(229,257)	120,669	$1,372,233

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	336,238	$3,225,590	615,347	$5,742,120	72,208	$694,057	108,335	$1,007,919
Reinvested	14,063	130,368	310,802	2,716,712	2,021	18,536	46,733	404,245
Repurchased	(285,784)	(2,779,096)	(679,051)	(6,294,490)	(158,943)	(1,559,260)	(90,474)	(867,198)

Total	64,517	$576,862	247,098	$2,164,342	(84,714)	$(846,667)	64,594	$544,966

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	255,780	$2,472,528	807,462	$7,577,254
Reinvested	13,509	126,042	337,574	2,961,455
Repurchased	(181,208)	(1,768,123)	(1,154,509)	(10,787,205)

Total	88,081	$830,447	(9,473)	$(248,496)

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	75,783	$897,302	148,413	$1,727,779	16,191	$194,106	23,384	$266,230
Reinvested	4,344	49,516	9,758	106,036	783	8,859	3,757	40,453
Repurchased	(61,574)	(731,628)	(45,778)	(535,658)	(28,295)	(339,545)	(15,214)	(174,567)

Total	18,553	$215,190	112,393	$1,298,157	(11,321)	$(136,580)	11,927	$132,116

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	104,073	$1,250,058	184,679	$2,129,798
Reinvested	4,952	56,957	14,516	159,002
Repurchased	(68,513)	(827,608)	(94,535)	(1,102,471)

Total	40,512	$479,407	104,660	$1,186,329

52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16		FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	45,844	$500,031	129,353	$1,262,758	10,815	$121,405	13,406	$140,049
Reinvested	1,924	20,132	82	841	127	1,332	23	231
Repurchased	(1,995)	(22,069)	(2,623)	(27,435)	(14,867)	(161,580)	(1,763)	(18,680)

Total	45,773	$498,094	126,812	$1,236,164	(3,925)	$(38,843)	11,666	$121,600

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	2,979	$32,754	494	$5,214
Reinvested	86	896	30	302
Repurchased	(798)	(8,607)	(267)	(2,839)

Total	2,267	$25,043	257	$2,677

The following table represents instances at April 30, 2017, where a shareholder account owned greater than 10% of a Series:

SERIES	NUMBER OF ACCOUNTS OVER 10%	PERCENTAGE OF THE SERIES
Target Income Series	1	70.2%
Target 2015 Series	2	40.0%
Target 2020 Series	3	60.4%
Target 2025 Series	2	41.6%
Target 2030 Series	2	51.8%
Target 2035 Series	2	51.2%
Target 2040 Series	3	60.8%
Target 2045 Series	2	44.6%
Target 2050 Series	2	46.0%
Target 2055 Series	1	45.4%
Target 2060 Series	1	85.4%

Investment activities of these shareholders may have a material effect on the Series.

In addition, at April 30, 2017, the Advisor and affiliates owned 7.7% of the Target 2060 Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were directly held by the Series as of April 30, 2017.

53

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016 were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2016)	$1,645,777	$93,014	$1,874,595	$364,967	$1,748,667
Long-term capital gain (2016)	$3,977,013	$586,220	$13,936,678	$2,302,313	$22,083,706

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Ordinary income (2016)	$197,409	$708,610	$53,027	$163,983	$19,089	$1,375
Long-term capital gain (2016)	$2,198,508	$15,564,808	$1,000,433	$6,162,262	$303,315	$—

At April 30, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$79,374,048	$5,629,120	$138,644,063	$29,982,411	$146,344,669
Unrealized appreciation	—	—	—	—	—
Unrealized depreciation	(1,535,168)	(20,846)	(4,236,624)	(959,624)	(5,105,999)

Net unrealized depreciation	$(1,535,168)	$(20,846)	$(4,236,624)	$(959,624)	$(5,105,999)

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Cost for federal income tax purposes	$28,610,761	$96,926,067	$14,859,620	$34,074,892	$6,791,955	$2,062,664
Unrealized appreciation	—	—	—	—	—	220,215
Unrealized depreciation	(1,484,110)	(3,125,921)	(670,601)	(530,767)	(77,988)	—

Net unrealized appreciation (depreciation)	$(1,484,110)	$(3,125,921)	$(670,601)	$(530,767)	$(77,988)	$220,215

At October 31, 2016, Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series had net long-term capital loss carryforwards of $1,599,307, $574,932, $3,861,274, $919,183, $4,268,029, $2,229,560, and $439,584, respectively, which may be carried forward indefinitely.

54

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

55

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

56

{This page intentionally left blank}

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2017

www.manning-napier.com

DISCIPLINED VALUE SERIES

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD* 11/1/16-4/30/17	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,122.70	$4.26	0.81%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class I
Actual	$1,000.00	$1,124.50	$2.95	0.56%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.02	$2.81	0.56%
*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2017

(unaudited)

2

Disciplined Value Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.0%

Consumer Discretionary - 10.6%
Automobiles - 0.4%
Harley-Davidson, Inc.	13,824	$785,342

Distributors - 0.5%
Genuine Parts Co.	10,666	981,485

Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	8,048	685,609
McDonald’s Corp.	23,880	3,341,528

		4,027,137

Household Durables - 0.5%
Whirlpool Corp.	4,390	815,135

Leisure Products - 0.5%
Hasbro, Inc.	8,563	848,679

Multiline Retail - 1.6%
Kohl’s Corp.	17,945	700,393
Macy’s, Inc.	21,171	618,617
Target Corp.	27,519	1,536,936

		2,855,946

Specialty Retail - 4.1%
Best Buy Co., Inc.	18,610	964,184
The Gap, Inc.	28,077	735,618
The Home Depot, Inc.	34,831	5,437,119

		7,136,921

Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	21,781	1,189,896

Total Consumer Discretionary		18,640,541

Consumer Staples - 16.4%
Beverages - 3.6%
Dr. Pepper Snapple Group, Inc.	10,845	993,944
PepsiCo, Inc.	47,119	5,337,640

		6,331,584

Food & Staples Retailing - 6.2%
CVS Health Corp.	33,270	2,742,779
Sysco Corp.	27,907	1,475,443
Wal-Mart Stores, Inc.	88,004	6,616,141

		10,834,363

Food Products - 3.4%
Archer-Daniels-Midland Co.	27,525	1,259,269
Campbell Soup Co.	16,432	945,497
General Mills, Inc.	28,780	1,655,138

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The Hershey Co.	11,642	$1,259,664
The J.M. Smucker Co.	7,579	960,411

		6,079,979

Household Products - 3.2%
The Clorox Co.	7,786	1,040,910
Colgate-Palmolive Co.	35,196	2,535,520
Kimberly-Clark Corp.	15,284	1,983,099

		5,559,529

Total Consumer Staples		28,805,455

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Marathon Petroleum Corp.	27,873	1,419,851
Tesoro Corp.	8,405	669,963
Valero Energy Corp.	22,592	1,459,669

Total Energy		3,549,483

Financials - 11.1%
Banks - 11.1%
BB&T Corp.	38,701	1,671,109
Fifth Third Bancorp	44,531	1,087,892
JPMorgan Chase & Co.	79,451	6,912,237
U.S. Bancorp	60,026	3,078,133
Wells Fargo & Co.	123,477	6,648,002

Total Financials		19,397,373

Health Care - 17.1%
Biotechnology - 5.8%
AbbVie, Inc.	52,332	3,450,772
Amgen, Inc.	23,173	3,784,614
Gilead Sciences, Inc.	42,086	2,884,995

		10,120,381

Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	17,246	1,251,887

Pharmaceuticals - 10.6%
Johnson & Johnson	56,276	6,948,398
Merck & Co., Inc.	97,977	6,106,906
Pfizer, Inc.	162,954	5,527,400

		18,582,704

Total Health Care		29,954,972

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 20.8%
Aerospace & Defense - 6.9%
The Boeing Co.	20,701	$3,826,166
Lockheed Martin Corp.	10,412	2,805,513
Raytheon Co.	14,454	2,243,405
United Technologies Corp.	27,411	3,261,635

		12,136,719

Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	8,952	650,810
United Parcel Service, Inc. - Class B	30,441	3,271,190

		3,922,000

Commercial Services & Supplies - 1.5%
Republic Services, Inc.	17,031	1,072,783
Waste Management, Inc.	21,950	1,597,521

		2,670,304

Electrical Equipment - 2.0%
Eaton Corp. plc	22,269	1,684,427
Emerson Electric Co.	30,196	1,820,215

		3,504,642

Industrial Conglomerates - 4.1%
3M Co.	20,665	4,046,827
Honeywell International, Inc.	23,179	3,039,694

		7,086,521

Machinery - 1.2%
Cummins, Inc.	9,182	1,385,931
Dover Corp.	9,727	767,266

		2,153,197

Road & Rail - 1.8%
Union Pacific Corp.	28,469	3,187,389

Trading Companies & Distributors - 1.0%
Fastenal Co.	20,233	904,011
W.W. Grainger, Inc.	4,127	795,273

		1,699,284

Total Industrials		36,360,056

Information Technology - 17.6%
Communications Equipment - 3.8%
Cisco Systems, Inc.	168,572	5,743,248
Motorola Solutions, Inc.	9,620	827,031

		6,570,279

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	44,395	$1,280,796

IT Services - 4.5%
Automatic Data Processing, Inc.	19,853	2,074,440
International Business Machines Corp.	28,947	4,639,915
Paychex, Inc.	19,997	1,185,422

		7,899,777

Semiconductors & Semiconductor Equipment - 7.0%
Intel Corp.	149,486	5,403,919
KLA-Tencor Corp.	8,703	854,809
QUALCOMM, Inc.	56,461	3,034,214
Texas Instruments, Inc.	36,908	2,922,376

		12,215,318

Software - 0.5%
CA, Inc.	27,342	897,638
Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp.	15,451	1,376,221
Xerox Corp.	84,106	604,722

		1,980,943

Total Information Technology		30,844,751

Materials - 2.4%
Chemicals - 1.4%
Eastman Chemical Co.	9,280	740,080
LyondellBasell Industries N.V. - Class A	19,847	1,682,232

		2,422,312

Containers & Packaging - 0.4%
Packaging Corp. of America	6,390	631,204

Metals & Mining - 0.6%
Nucor Corp.	18,555	1,137,978

Total Materials		4,191,494

TOTAL COMMON STOCKS
(Identified Cost $149,773,034)		171,744,125

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Government Cash Management[1], 0.69%
(Identified Cost $ 3,000,928)	3,000,928	$3,000,928

TOTAL INVESTMENTS - 99.7%
(Identified Cost $ 152,773,962)		174,745,053
OTHER ASSETS, LESS LIABILITIES - 0.3%		449,866

NET ASSETS - 100%		$175,194,919

1Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $152,773,962) (Note 2)	$174,745,053
Receivable for fund shares sold	356,335
Dividends receivable	198,805
Foreign tax reclaims receivable	93,186
Prepaid and other expenses	19,064

TOTAL ASSETS	175,412,443

LIABILITIES:

Accrued management fees (Note 3)	63,647
Accrued fund accounting and administration fees (Note 3)	14,735
Accrued shareholder services fees (Class S) (Note 3)	5,446
Accrued Chief Compliance Officer service fees (Note 3)	660
Accrued Directors’ fees (Note 3)	369
Payable for fund shares repurchased	101,537
Audit fees payable	12,072
Other payables and accrued expenses	19,058

TOTAL LIABILITIES	217,524

TOTAL NET ASSETS	$175,194,919

NET ASSETS CONSIST OF:

Capital stock	$120,304
Additional paid-in-capital	137,316,016
Undistributed net investment income	397,880
Accumulated net realized gain on investments	15,389,628
Net unrealized appreciation on investments	21,971,091

TOTAL NET ASSETS	$175,194,919

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($27,636,892/2,584,168 shares)	$10.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($147,558,027/9,446,190 shares)	$15.62

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $4,780)	$2,336,098

EXPENSES:

Management fees (Note 3)	377,201
Fund accounting and administration fees (Note 3)	28,121
Shareholder services fees (Class S)(Note 3)	27,819
Transfer agent fees (Note 3)	7,751
Directors’ fees (Note 3)	5,483
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	4,594
Miscellaneous	47,929

Total Expenses	500,827

NET INVESTMENT INCOME	1,835,271

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	15,657,736
Net change in unrealized appreciation (depreciation) on investments	2,362,035

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	18,019,771

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,855,042

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,835,271	$4,023,406
Net realized gain on investments	15,657,736	5,452,900
Net change in unrealized appreciation (depreciation) on investments	2,362,035	3,486,139

Net increase from operations	19,855,042	12,962,445

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income (Class S)	(370,879)	(428,816)
From net investment income (Class I)	(1,866,878)	(3,516,142)
From net realized gain on investments (Class S)	(892,572)	(2,478,979)
From net realized gain on investments (Class I)	(4,593,947)	(18,818,161)

Total distributions to shareholders	(7,724,276)	(25,242,098)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(4,709,561)	3,583,814

Net increase (decrease) in net assets	7,421,205	(8,695,839)

NET ASSETS:

Beginning of period	167,773,714	176,469,553

End of period (including undistributed net investment income of $397,880 and $ 800,366, respectively)	$175,194,919	$167,773,714

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 3/1/12[1] TO 10/31/12
		10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$11.64	$12.75	$11.88	$10.14	$10.00

Income from investment operations:
Net investment income[2]	0.10	0.22	0.26	0.26	0.26	0.12
Net realized and unrealized gain (loss) on investments	1.12	0.53	(0.21)	1.25	1.89	0.23

Total from investment operations	1.22	0.75	0.05	1.51	2.15	0.35

Less distributions to shareholders:
From net investment income	(0.19)	(0.32)	(0.36)	(0.34)	(0.35)	(0.21)
From net realized gain on investments	(0.50)	(1.91)	(0.80)	(0.30)	(0.06)	—

Total distributions to shareholders	(0.69)	(2.23)	(1.16)	(0.64)	(0.41)	(0.21)

Net asset value - End of period	$10.69	$10.16	$11.64	$12.75	$11.88	$10.14

Net assets - End of period (000’s omitted)	$27,637	$15,022	$15,471	$13,716	$10,667	$5,130

Total return[3]	12.27%	7.99%	0.63%	13.12%	21.70%	3.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.81%[4]	0.82%	0.79%	0.79%	0.81%	0.86%[4]
Net investment income	1.86%[4]	2.19%	2.14%	2.11%	2.31%	1.76%[4]
Portfolio turnover	33%	39%	49%	23%	19%	16%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.54	$15.69	$16.76	$15.41	$13.03	$11.96

Income from investment operations:
Net investment income[1]	0.17	0.35	0.39	0.38	0.37	0.34
Net realized and unrealized gain (loss) on investments	1.61	0.75	(0.27)	1.64	2.45	1.05

Total from investment operations	1.78	1.10	0.12	2.02	2.82	1.39

Less distributions to shareholders:
From net investment income	(0.20)	(0.34)	(0.39)	(0.37)	(0.38)	(0.30)
From net realized gain on investments	(0.50)	(1.91)	(0.80)	(0.30)	(0.06)	(0.02)

Total distributions to shareholders	(0.70)	(2.25)	(1.19)	(0.67)	(0.44)	(0.32)

Net asset value - End of period	$15.62	$14.54	$15.69	$16.76	$15.41	$13.03

Net assets - End of period (000’s omitted)	$147,558	$152,751	$160,999	$191,337	$158,989	$128,760

Total return[2]	12.45%	8.24%	0.91%	13.44%	22.02%	11.77%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.56%[3]	0.57%	0.54%	0.54%	0.56%	0.59%
Net investment income	2.24%[3]	2.46%	2.44%	2.38%	2.63%	2.69%
Portfolio turnover	33%	39%	49%	23%	19%	16%

*Effective March 1, 2012, the shares of the Series have been designated as Class I.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 100 million have been designated as Disciplined Value Series Class I common stock and 100 million have been designated as Disciplined Value Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$18,640,541	$18,640,541	$—	$—
Consumer Staples	28,805,455	28,805,455	—	—
Energy	3,549,483	3,549,483	—	—
Financials	19,397,373	19,397,373	—	—
Health Care	29,954,972	29,954,972	—	—
Industrials	36,360,056	36,360,056	—	—
Information Technology	30,844,751	30,844,751	—	—
Materials	4,191,494	4,191,494	—	—
Mutual Fund	3,000,928	3,000,928	—	—

Total assets	$174,745,053	$174,745,053	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2016 or April 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2013 through October 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2017, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $54,724,244 and $67,353,043, respectively. There were no purchases or sales of U.S. Government securities.

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and I shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,223,466	$12,769,303	506,341	$5,119,278
Reinvested	122,176	1,261,418	303,546	2,901,921
Repurchased	(239,881)	(2,510,313)	(660,648)	(6,498,990)

Total	1,105,761	$11,520,408	149,239	$1,522,209

CLASS I	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,205,022	$18,270,294	1,657,230	$23,170,514
Reinvested	237,792	3,575,581	791,422	10,754,253
Repurchased	(2,501,699)	(38,075,844)	(2,205,722)	(31,863,162)

Total	(1,058,885)	$(16,229,969)	242,930	$2,061,605

At April 30, 2017, one shareholder account owned 29.7% of the Series. In addition, the Advisor and its affiliates owned 3.4% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2017.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016 were as follows:

Ordinary income	$4,100,118
Long-term capital gains	21,141,980

At April 30, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$152,960,490
Unrealized appreciation	23,342,695
Unrealized depreciation	(1,558,132)

Net unrealized appreciation	$21,784,563

17

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

18

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

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20

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21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/17-SAR

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD* 11/1/16-4/30/17
Actual	$1,000.00	$1,112.30	$3.93
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Overseas Series

Portfolio Composition as of April 30, 2017

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2017

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 94.3%

Consumer Discretionary - 15.3%
Diversified Consumer Services - 1.5%
Kroton Educacional S.A. (Brazil)	3,163,150	$14,968,420

Hotels, Restaurants & Leisure - 3.1%
Accor S.A. (France)[1]	662,000	30,186,676

Internet & Direct Marketing Retail - 1.0%
MakeMyTrip Ltd. (India)*	135,205	5,191,872
Zalando SE (Germany)*[1,2]	107,030	4,721,331

		9,913,203

Media - 5.7%
Dish TV India Ltd. (India)*[1]	5,496,633	8,130,599
ITV plc (United Kingdom)[1]	5,101,245	13,873,513
Liberty Global plc - Class A - ADR (United Kingdom)*	946,885	33,538,667

		55,542,779

Specialty Retail - 2.6%
Kingfisher plc (United Kingdom)[1]	5,717,359	25,293,323

Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (United States)*	260,820	13,562,640

Total Consumer Discretionary		149,467,041

Consumer Staples - 23.5%
Beverages - 10.2%
Ambev S.A. - ADR (Brazil)	5,203,675	29,817,058
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	338,270	38,146,864
Diageo plc (United Kingdom)[1]	1,076,890	31,345,307

		99,309,229

Food Products - 5.3%
Danone S.A. (France)[1]	348,230	24,371,223
Nestle S.A. (Switzerland)[1]	355,050	27,346,132

		51,717,355

Personal Products - 5.1%
Beiersdorf AG (Germany)[1]	106,010	10,542,843
Unilever plc - ADR (United Kingdom)	771,390	39,603,163

		50,146,006

Tobacco - 2.9%
Japan Tobacco, Inc. (Japan)[1]	851,800	28,344,302

Total Consumer Staples		229,516,892

Energy - 4.6%
Energy Equipment & Services - 3.4%
Schlumberger Ltd. (United States)	454,265	32,975,096

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2017

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (Canada)	1,220,865	$11,708,095

Total Energy		44,683,191

Financials - 2.0%
Banks - 2.0%
Bankia S.A. (Spain)[1]	7,896,060	9,587,156
CaixaBank S.A. (Spain)[1]	2,306,155	10,470,974

Total Financials		20,058,130

Health Care - 15.5%
Health Care Equipment & Supplies - 3.6%
Medtronic plc (United States)	422,890	35,137,930

Health Care Providers & Services - 2.9%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	317,190	28,156,755

Life Sciences Tools & Services - 2.5%
QIAGEN N.V. (United States)	483,641	14,552,765
QIAGEN N.V. (United States)[1]	355,476	10,649,081

		25,201,846

Pharmaceuticals - 6.5%
Novartis AG - ADR (Switzerland)	497,620	38,331,669
Perrigo Co. plc (United States)	338,715	25,044,587

		63,376,256

Total Health Care		151,872,787

Industrials - 12.9%
Aerospace & Defense - 2.5%
Safran S.A. (France)[1]	301,980	25,002,421

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	105,777	9,724,080

Construction & Engineering - 2.1%
Vinci S.A. (France)[1]	238,105	20,295,749

Machinery - 1.0%
The Weir Group plc (United Kingdom)[1]	376,935	9,711,863

Trading Companies & Distributors - 4.1%
Brenntag AG (Germany)[1]	498,669	29,562,019
Howden Joinery Group plc (United Kingdom)[1]	1,748,670	10,485,520

		40,047,539

Transportation Infrastructure - 2.2%
Aena S.A. (Spain)[1,2]	120,310	21,212,175

Total Industrials		125,993,827

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2017

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology - 11.8%
Internet Software & Services - 7.5%
Alibaba Group Holding Ltd. - ADR (China)*	216,070	$24,956,085
Just Eat plc (United Kingdom)*[1]	623,650	4,662,046
NetEase, Inc. - ADR (China)	34,885	9,258,130
Tencent Holdings Ltd. - Class H (China)[1]	1,091,790	34,209,426

		73,085,687

IT Services - 3.3%
Amdocs Ltd. - ADR (United States)	527,014	32,274,337

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	4,940	9,684,520

Total Information Technology		115,044,544

Materials - 7.1%
Chemicals - 4.6%
Akzo Nobel N.V. (Netherlands)[1]	318,550	27,861,098
Solvay S.A. (Belgium)[1]	132,970	16,912,619

		44,773,717

Metals & Mining - 2.5%
Antofagasta plc (Chile)[1]	513,390	5,570,166
First Quantum Minerals Ltd. (Canada)	745,015	7,100,579
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,458,200	4,261,063
Lundin Mining Corp. (Canada)	1,347,193	7,184,766

		24,116,574

Total Materials		68,890,291

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	1,042,215	16,039,689

TOTAL COMMON STOCKS
(Identified Cost $860,132,535)		921,566,392

SHORT-TERM INVESTMENT - 5.0%

Dreyfus Government Cash Management[3], 0.69%
(Identified Cost $48,605,709)	48,605,709	48,605,709

TOTAL INVESTMENTS - 99.3%
(Identified Cost $908,738,244)		970,172,101
OTHER ASSETS, LESS LIABILITIES - 0.7%		6,379,328

NET ASSETS - 100%		$976,551,429

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2017

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $25,933,506 or 2.7% of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

3Rate shown is the current yield as of April 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 17.3%; United States - 16.8%; France - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Assets & Liabilities

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $908,738,244) (Note 2)	$970,172,101
Receivable for securities sold	9,391,949
Foreign tax reclaims receivable	4,188,574
Dividends receivable	1,272,603
Receivable for fund shares sold	273
Prepaid expenses	8,740

TOTAL ASSETS	985,034,240

LIABILITIES:

Accrued management fees (Note 3)	538,834
Accrued fund accounting and administration fees (Note 3)	31,249
Accrued Directors’ fees (Note 3)	4,926
Accrued Chief Compliance Officer service fees (Note 3)	660
Payable for securities purchased	7,785,272
Payable for fund shares repurchased	27,220
Other payables and accrued expenses	94,650

TOTAL LIABILITIES	8,482,811

TOTAL NET ASSETS	$976,551,429

NET ASSETS CONSIST OF:

Capital stock	$427,669
Additional paid-in-capital	1,093,741,849
Undistributed net investment income	3,636,391
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(182,416,349)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	61,161,869

TOTAL NET ASSETS	$976,551,429

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($976,551,429/42,766,904 shares)	$22.83

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $847,500)	$8,377,321

EXPENSES:

Management fees (Note 3)	3,173,414
Fund accounting and administration fees (Note 3)	63,347
Directors’ fees (Note 3)	33,625
Transfer agent fees (Note 3)	2,824
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	96,618
Miscellaneous	77,899

Total Expenses	3,449,656

Less reduction of expenses (Note 3)	(49,569)

Net Expenses	3,400,087

NET INVESTMENT INCOME	4,977,234

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,046)	1,773,613
Litigation proceeds	2,316,585
Foreign currency and translation of other assets and liabilities	(308,972)

3,781,226

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $1,062)	89,080,923
Foreign currency and translation of other assets and liabilities	114,050

89,194,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	92,976,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,953,433

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,977,234	$18,871,060
Net realized gain (loss) on investments and foreign currency	3,781,226	(90,237,207)
Net change in unrealized appreciation on investments and foreign currency	89,194,973	57,079,534

Net increase (decrease) from operations	97,953,433	(14,286,613)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(15,662,741)	(27,334,427)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(39,344,324)	(750,051,441)

Net increase (decrease) in net assets	42,946,368	(791,672,481)

NET ASSETS:

Beginning of period	933,605,061	1,725,277,542

End of period (including undistributed net investment income of $3,636,391 and $ 14,321,898, respectively)	$976,551,429	$933,605,061

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights**

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.88	$21.34	$24.31	$27.39	$22.47	$22.63

Income (loss) from investment operations:
Net investment income[1]	0.12	0.32	0.32	0.36	0.41	0.36
Net realized and unrealized gain (loss) on investments	2.18	(0.41)	(1.14)	(1.98)	4.88	0.51

Total from investment operations	2.30	(0.09)	(0.82)	(1.62)	5.29	0.87

Less distributions to shareholders:
From net investment income	(0.35)	(0.37)	(0.36)	(0.37)	(0.37)	(0.52)
From net realized gain on investments	—	—	(1.79)	(1.09)	—	(0.51)

Total distributions to shareholders	(0.35)	(0.37)	(2.15)	(1.46)	(0.37)	(1.03)

Net asset value - End of period	$22.83	$20.88	$21.34	$24.31	$27.39	$22.47

Net assets - End of period (000’s omitted)	$976,551	$933,605	$1,725,278	$2,652,308	$2,661,662	$1,993,999

Total return[2]	11.23%[3]	(0.35%)	(3.02%)	(6.13%)	23.87%	4.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[4]	0.75%	0.74%	0.74%	0.75%	0.75%
Net investment income	1.10%[4]	1.54%	1.41%	1.37%	1.65%	1.68%
Portfolio turnover	19%	37%	59%	39%	43%	42%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[4]	N/A	N/A	N/A	N/A	0.00%[5]

**Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Includes the litigation amount. Excluding this amount, the Series’ total return is 10.99%.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 200 million have been designated as Overseas Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$149,467,041	$67,261,599	$82,205,442	$—
Consumer Staples	229,516,892	69,420,221	160,096,671	—
Energy	44,683,191	44,683,191	—	—
Financials	20,058,130	—	20,058,130	—
Health Care	151,872,787	113,066,951	38,805,836	—
Industrials	125,993,827	9,724,080	116,269,747	—
Information Technology	115,044,544	66,488,552	48,555,992	—
Materials	68,890,291	18,546,408	50,343,883	—
Telecommunication Services	16,039,689	16,039,689	—	—
Mutual Fund	48,605,709	48,605,709	—	—

Total assets	$970,172,101	$453,836,400	$516,335,701	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or April 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2013 through October 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. Accordingly, the Advisor waived fees of $49,569 for the six months ended April 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $172,547,163 and $255,403,352 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class I shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/2017		FOR THE YEAR ENDED 10/31/2016
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,762,525	$59,940,943	5,020,767	$98,878,846
Reinvested	686,873	13,936,655	1,253,129	25,137,767
Repurchased	(5,392,379)	(113,221,922)	(42,419,827)	(874,068,054)

Total	(1,942,981)	$(39,344,324)	(36,145,931)	$(750,051,441)

At April 30, 2017, the Advisor and its affiliates owned 0.5% of the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016 were as follows:

Ordinary income	$27,334,427

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At April 30, 2017, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost for federal income tax purposes were as follows:

Cost for federal income tax purposes	$937,279,954
Unrealized appreciation	69,884,696
Unrealized depreciation	(36,992,549)

Net unrealized appreciation	$32,892,147

At October 31, 2016, the Series had net short-term capital loss carryforwards of $35,615,095 and net long-term capital loss carryforwards of $112,946,644, which may be carried forward indefinitely.

16

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

17

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/17-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2017

PRO-BLEND® CONSERVATIVE TERM SERIES

PRO-BLEND® MODERATE TERM SERIES

PRO-BLEND® EXTENDED TERM SERIES

PRO-BLEND® MAXIMUM TERM SERIES

www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,034.40	$4.44	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class I
Actual	$1,000.00	$1,035.50	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000.00	$1,033.30	$5.95	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%
Class R2
Actual	$1,000.00	$1,029.80	$8.46	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2017 (unaudited)

Sector Allocation[4]
Financials	9.6%
Information Technology	8.6%
Health Care	5.9%
Consumer Discretionary	5.8%
Industrials	4.8%
Energy	4.7%
Real Estate	4.2%
Consumer Staples	4.1%
Materials	4.1%
Telecommunication Services	1.9%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[5]
Facebook, Inc. - Class A	1.2%
MasterCard, Inc. - Class A	0.8%
ServiceNow, Inc.	0.8%
Johnson & Johnson	0.8%
The Priceline Group, Inc.	0.7%

5As a percentage of total investments.
Top Five Bond Holdings[6]
Kreditanstalt fuer Wiederaufbau (Germany)	0.9%
Morgan Stanley	0.8%
The Goldman Sachs Group, Inc.	0.7%
Assured Guaranty US Holdings, Inc.	0.7%
Bank of America Corp.	0.6%

6As a percentage of total investments.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 31.0%

Consumer Discretionary - 3.7%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	26,670	$776,097

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	3,920	178,749
McDonald’s Corp.	8,724	1,220,749

		1,399,498

Household Durables - 0.0%##
LGI Homes, Inc.*	6,620	210,715

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	5,465	5,055,070
The Priceline Group, Inc.*	4,030	7,442,685

		12,497,755

Media - 1.2%
Cinemark Holdings, Inc.	12,820	553,824
Liberty Global plc - Class A - ADR (United Kingdom)*	142,050	5,031,411
Twenty-First Century Fox, Inc. - Class A2	229,940	7,022,368

		12,607,603

Multiline Retail - 0.1%
Dollar General Corp.	15,255	1,109,191
Target Corp.	9,626	537,612

		1,646,803

Specialty Retail - 0.6%
The Home Depot, Inc.	13,472	2,102,979
Kingfisher plc (United Kingdom)[1]	559,420	2,474,847
L Brands, Inc.	13,930	735,643
O’Reilly Automotive, Inc.*	2,045	507,467
Staples, Inc.	65,860	643,452

		6,464,388

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	69,085	3,592,420
NIKE, Inc. - Class B	11,350	628,904

		4,221,324

Total Consumer Discretionary		39,824,183

Consumer Staples - 2.6%
Beverages - 1.3%
Ambev S.A. - ADR (Brazil)	816,150	4,676,540
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	26,390	2,976,012
Diageo plc (United Kingdom)[1]	166,646	4,850,607
PepsiCo, Inc.	15,994	1,811,800

		14,314,959

Food & Staples Retailing - 0.3%
CVS Health Corp.	12,133	1,000,245
Sysco Corp.	9,797	517,967
Wal-Mart Stores, Inc.	27,025	2,031,740

		3,549,952

Food Products - 0.2%
Campbell Soup Co.	16,775	965,233
General Mills, Inc.	9,785	562,735
J&J Snack Foods Corp.	5,782	778,142

		2,306,110

Household Products - 0.2%
Colgate-Palmolive Co.	12,137	874,349
Kimberly-Clark Corp.	5,388	699,093

		1,573,442

Personal Products - 0.6%
Unilever plc - ADR (United Kingdom)	124,778	6,406,103

Total Consumer Staples		28,150,566

Energy - 1.3%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	57,430	4,168,844

Oil, Gas & Consumable Fuels - 0.9%
BP plc - ADR (United Kingdom)	38,949	1,336,730
Chevron Corp.	12,566	1,340,792
China Petroleum & Chemical Corp. (China) - ADR	14,221	1,157,163
ConocoPhillips	11,175	535,394
Exxon Mobil Corp.	22,013	1,797,361
Hess Corp.	12,401	605,541
Occidental Petroleum Corp.	12,467	767,219
Royal Dutch Shell plc - Class B - ADR (Netherlands)	10,490	567,719
TOTAL S.A. (France)[1]	8,318	426,990
Valero Energy Corp.	8,107	523,793

		9,058,702

Total Energy		13,227,546

Financials - 1.9%
Banks - 1.3%
Bank of America Corp.	43,165	1,007,471
BB&T Corp.	13,643	589,105
Citigroup, Inc.	26,528	1,568,335
JPMorgan Chase & Co.	45,962	3,998,694
KeyCorp.	31,503	574,615
The PNC Financial Services Group, Inc.	2,414	289,076

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
U.S. Bancorp	35,344	$1,812,440
Wells Fargo & Co.	65,757	3,540,357

		13,380,093

Capital Markets - 0.5%
Apollo Investment Corp.	31,051	210,837
Ares Capital Corp.	13,632	239,923
BlackRock, Inc.	11,630	4,472,549
Fifth Street Finance Corp.	33,586	154,160
Medley Capital Corp.	25,675	198,211
PennantPark Investment Corp.	24,234	194,114

		5,469,794

Insurance - 0.1%
Principal Financial Group, Inc.	15,366	1,000,788

Total Financials		19,850,675

Health Care - 5.5%
Biotechnology - 2.0%
AbbVie, Inc.	18,772	1,237,825
Amgen, Inc.	8,183	1,336,447
Biogen, Inc.*	16,435	4,457,335
BioMarin Pharmaceutical, Inc.*	40,390	3,870,977
Gilead Sciences, Inc.	15,281	1,047,513
Regeneron Pharmaceuticals, Inc.*	12,220	4,747,348
Vertex Pharmaceuticals, Inc.*	43,730	5,173,259

		21,870,704

Health Care Equipment & Supplies - 0.6%
Medtronic plc	83,416	6,931,035

Health Care Providers & Services - 0.3%
Express Scripts Holding Co.*[2]	48,040	2,946,774

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	58,700	3,290,135
Eli Lilly & Co.	10,527	863,846
GlaxoSmithKline plc (United Kingdom)[1]	28,650	576,665
Johnson & Johnson	68,204	8,421,148
Merck & Co., Inc.	32,744	2,040,934
Novartis AG - ADR (Switzerland)	84,285	6,492,474
Perrigo Co. plc	8,721	644,831
Pfizer, Inc.	59,383	2,014,271
Roche Holding AG (Switzerland)[1]	3,617	946,440
Sanofi (France)[1]	6,743	637,172
Sanofi - ADR (France)	28,959	1,369,761

		27,297,677

Total Health Care		59,046,190

Industrials - 2.9%
Aerospace & Defense - 0.8%
Arconic, Inc.	179,590	4,908,196
The Boeing Co.	6,974	1,289,004
Lockheed Martin Corp.	3,696	995,887
Raytheon Co.	4,475	694,565
United Technologies Corp.	9,688	1,152,775

		9,040,427

Air Freight & Logistics - 0.4%
FedEx Corp.	18,610	3,530,317
United Parcel Service, Inc. - Class B	10,630	1,142,300

		4,672,617

Building Products - 0.1%
Allegion plc	8,770	689,673

Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	35,440	515,652
Waste Management, Inc.	7,617	554,365

		1,070,017

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	33,125	814,876
Eaton Corp. plc	7,736	585,151
Emerson Electric Co.	10,566	636,918

		2,036,945

Industrial Conglomerates - 0.5%
3M Co.	11,399	2,232,266
General Electric Co.	41,161	1,193,257
Honeywell International, Inc.	8,686	1,139,082
Koninklijke Philips N.V. - NY Shares (Netherlands)	15,955	549,171

		5,113,776

Machinery - 0.1%
Flowserve Corp.	14,371	731,053

Professional Services - 0.5%
Nielsen Holdings plc	122,523	5,039,371

Road & Rail - 0.2%
Kansas City Southern	11,074	997,435
Union Pacific Corp.	10,017	1,121,503

		2,118,938

Total Industrials		30,512,817

Information Technology - 7.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	50,541	1,721,932

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 2.2%
Alphabet, Inc. - Class A*	3,840	$3,550,157
Alphabet, Inc. - Class C*	3,970	3,596,662
Facebook, Inc. - Class A*	86,060	12,930,515
Tencent Holdings Ltd. - Class H (China)[1]	112,300	3,518,734

		23,596,068

IT Services - 1.7%
Automatic Data Processing, Inc.	6,862	717,010
Broadridge Financial Solutions, Inc.	8,076	564,835
Infosys Ltd. (India) - ADR	37,944	552,465
International Business Machines Corp.	10,007	1,604,022
InterXion Holding N.V. - ADR (Netherlands)*	6,890	287,037
MasterCard, Inc. - Class A2	77,130	8,971,762
Visa, Inc. - Class A2	56,710	5,173,086

		17,870,217

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	66,024	2,386,768
QUALCOMM, Inc.	20,075	1,078,830
Skyworks Solutions, Inc.	64,730	6,456,170
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	52,195	1,726,089
Texas Instruments, Inc.	12,662	1,002,577

		12,650,434

Software - 2.0%
Electronic Arts, Inc.*	35,090	3,327,234
Microsoft Corp.	98,537	6,745,843
salesforce.com, Inc.*	38,460	3,312,175
ServiceNow, Inc.*	90,160	8,518,317

		21,903,569

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	32,054	4,604,557

Total Information Technology		82,346,777

Materials - 1.9%
Chemicals - 1.3%
Akzo Nobel N.V. (Netherlands)[1]	8,395	734,246
Ashland Global Holdings, Inc.	25,800	3,186,299
The Dow Chemical Co.	7,873	494,424
E.I. du Pont de Nemours & Co.	6,157	491,021
FMC Corp.	9,085	665,295
LyondellBasell Industries N.V. - Class A	6,967	590,523
Monsanto Co.	59,220	6,905,644
RPM International, Inc.	18,196	956,382

		14,023,834

Construction Materials - 0.0%##
CRH plc - ADR (Ireland)	15,026	545,744

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	73,836	1,002,693
Sealed Air Corp.	16,000	704,320
Sonoco Products Co.	19,062	997,133

		2,704,146

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	150,490	1,918,748
Southern Copper Corp. (Peru)	36,070	1,275,796

		3,194,544

Total Materials		20,468,268

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Agree Realty Corp.	5,660	274,396
Alexandria Real Estate Equities, Inc.	5,015	564,238
American Campus Communities, Inc.	6,225	295,003
American Homes 4 Rent - Class A	13,715	316,131
Apartment Investment & Management Co. - Class A	10,940	478,516
AvalonBay Communities, Inc.	3,160	599,894
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	7,920	131,479
Boston Properties, Inc.	2,150	272,190
Brandywine Realty Trust	18,980	322,091
Brixmor Property Group, Inc.	7,460	147,335
CatchMark Timber Trust, Inc. - Class A	68,636	803,728
Cedar Realty Trust, Inc.	37,275	200,539
Chesapeake Lodging Trust	10,860	253,147
Colony NorthStar, Inc. - Class A	53,483	699,023
Colony Starwood Homes	8,715	301,278
Columbia Property Trust, Inc.	7,630	171,675
Community Healthcare Trust, Inc.	42,097	1,040,638
CoreCivic, Inc.	28,725	989,576
Crown Castle International Corp.	8,608	814,317
CubeSmart	27,425	694,949
DDR Corp.	33,015	356,892
Digital Realty Trust, Inc.	7,050	809,622
Douglas Emmett, Inc.	6,830	257,286
Education Realty Trust, Inc.	5,065	196,370

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
EPR Properties	3,010	$218,857
Equinix, Inc.	3,360	1,403,472
Equity Commonwealth*	7,300	233,527
Equity LifeStyle Properties, Inc.	2,515	203,489
Equity Residential	6,260	404,271
Essex Property Trust, Inc.	700	171,129
Extra Space Storage, Inc.	1,890	142,752
Forest City Realty Trust, Inc. - Class A	14,835	335,271
GGP, Inc.	13,910	300,595
Global Medical REIT, Inc.	53,510	496,038
HCP, Inc.	8,665	271,648
Healthcare Trust of America, Inc. - Class A	8,705	277,602
Hibernia REIT plc (Ireland)[1]	114,620	159,191
Host Hotels & Resorts, Inc.	10,960	196,732
Klepierre (France)[1]	6,230	244,527
Lamar Advertising Co. - Class A	6,495	468,095
LaSalle Hotel Properties	4,700	134,232
Life Storage, Inc.	6,800	533,052
The Macerich Co.	3,270	204,146
Mid-America Apartment Communities, Inc.	4,800	476,208
National Storage Affiliates Trust	7,270	178,115
Outfront Media, Inc.	39,265	1,027,172
Physicians Realty Trust	29,325	575,943
Potlatch Corp.	20,695	932,310
Prologis, Inc.	8,775	477,448
Public Storage	1,160	242,881
Regency Centers Corp.	3,853	243,433
Retail Opportunity Investments Corp.	7,890	162,534
Rexford Industrial Realty, Inc.	17,860	445,428
Simon Property Group, Inc.	4,390	725,491
Spirit Realty Capital, Inc.	32,690	307,940
STORE Capital Corp.	25,982	623,308
Sun Communities, Inc.	2,440	204,008
Tanger Factory Outlet Centers, Inc.	6,460	201,487
Terreno Realty Corp.	10,105	312,042
UDR, Inc.	7,950	296,853
Urban Edge Properties	13,865	353,558
Ventas, Inc.	7,235	463,112
Welltower, Inc.	6,115	436,856
Weyerhaeuser Co.	141,851	4,804,493

		30,879,559

Real Estate Management & Development - 0.0%##
First Capital Realty, Inc. (Canada)	8,460	122,960

Total Real Estate		31,002,519

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc.*	109,500	3,840,165

Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	46,890	1,135,676

Total Telecommunication Services		4,975,841

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	8,551	507,929
Exelon Corp.	9,075	314,267

		822,196

Multi-Utilities - 0.0%##
CMS Energy Corp.	12,851	583,436

Total Utilities		1,405,632

TOTAL COMMON STOCKS (Identified Cost $289,698,225)		330,811,014

CORPORATE BONDS - 22.8%
Non-Convertible Corporate Bonds - 22.8%
Consumer Discretionary - 2.1%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	3,095,000	3,290,236

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	605,000	630,713
Lennar Corp., 12.25%, 6/1/2017	720,000	726,552
Meritage Homes Corp., 7.00%, 4/1/2022	275,000	312,125
NVR, Inc., 3.95%, 9/15/2022	4,050,000	4,217,634
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	405,000	417,150
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	340,000	329,800

		6,633,974

Internet & Direct Marketing Retail - 0.5%
The Priceline Group, Inc., 3.60%, 6/1/2026	5,185,000	5,219,537

Media - 0.4%
Comcast Corp., 4.40%, 8/15/2035	2,440,000	2,552,347

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
CSC Holdings, LLC[4], 10.875%, 10/15/2025	410,000	$492,512
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	525,000	538,781
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	200,000	203,500
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	580,000	616,250

		4,403,390

Multiline Retail - 0.3%
Dollar General Corp., 3.25%, 4/15/2023	2,515,000	2,545,386

Total Consumer Discretionary		22,092,523

Consumer Staples - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	4,182,000	6,400,079
PepsiCo, Inc., 3.10%, 7/17/2022	2,510,000	2,598,992

		8,999,071

Food & Staples Retailing - 0.7%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	740,000	730,750
CVS Health Corp., 3.50%, 7/20/2022	3,660,000	3,803,995
The Kroger Co., 2.60%, 2/1/2021	2,405,000	2,413,831

		6,948,576

Total Consumer Staples		15,947,647

Energy - 3.4%
Energy Equipment & Services - 0.6%
McDermott International, Inc.[4] , 8.00%, 5/1/2021	560,000	582,680
Schlumberger Holdings Corp.[4] , 3.625%, 12/21/2022	4,985,000	5,212,949
Trinidad Drilling Ltd. (Canada)[4] , 6.625%, 2/15/2025	280,000	282,100

		6,077,729

Oil, Gas & Consumable Fuels - 2.8%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	1,245,000	1,262,558
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,900,000	3,977,580
Cheniere Corpus Christi Holdings, LLC[4], 7.00%, 6/30/2024	490,000	547,516
Chevron Corp., 1.79%, 11/16/2018	2,450,000	2,462,267
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	2,330,000	2,466,920
ConocoPhillips Co., 3.35%, 11/15/2024	2,820,000	2,861,493
ConocoPhillips Co., 3.35%, 5/15/2025	640,000	647,312
Enviva Partners LP - Enviva Partners Finance Corp.[4], 8.50%, 11/1/2021	485,000	514,100
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	220,000	229,900
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	555,000	538,350
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	5,050,000	5,233,290
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	2,720,000	3,007,950
NGL Energy Partners LP - NGL Energy Finance Corp.[4], 7.50%, 11/1/2023	295,000	295,000
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	445,000	451,675
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	2,700,000	2,619,000
SemGroup Corp.[4], 6.375%, 3/15/2025	375,000	376,875
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	450,000	452,250
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	2,480,000	2,595,962

		30,539,998

Total Energy		36,617,727

Financials - 7.7%
Banks - 3.8%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	3,200,000	3,232,749
Bank of America Corp., 5.70%, 5/2/2017	2,705,000	2,705,000
Bank of America Corp., 4.00%, 1/22/2025	3,700,000	3,733,289
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	1,980,000	2,493,895
Citigroup, Inc., 3.875%, 3/26/2025	5,270,000	5,264,709
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	2,675,000	2,734,425
JPMorgan Chase & Co.[5], 2.776%, 4/25/2023	5,270,000	5,264,493

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		9,400,000	$9,257,947
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		5,305,000	5,488,054
Popular, Inc., 7.00%, 7/1/2019		670,000	696,800
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	255,155

			41,126,516

Capital Markets - 1.7%
The Goldman Sachs Group, Inc.[5], 2.654%, 11/29/2023		5,315,000	5,495,976
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		2,425,000	2,496,196
Morgan Stanley[5], 2.373%, 5/8/2024		4,340,000	4,354,322
Morgan Stanley, 5.00%, 11/24/2025		3,570,000	3,875,610
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		2,390,000	2,433,309

			18,655,413

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024		420,000	415,800

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021		4,800,000	5,073,730
Horizon Pharma, Inc., 6.625%, 5/1/2023		765,000	756,394
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.25%, 2/1/2022		415,000	431,600
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020		400,000	409,000
LPL Holdings, Inc.[4], 5.75%, 9/15/2025		260,000	263,900

			6,934,624

Insurance - 1.4%
American International Group, Inc., 4.125%, 2/15/2024		3,620,000	3,773,006
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		7,335,000	7,923,575
Prudential Financial, Inc.[5,6], 5.875%, 9/15/2042		2,590,000	2,861,442

			14,558,023

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings
LLLP - Ladder Capital Finance
Corp.[4], 5.875%, 8/1/2021		650,000	659,750

Total Financials			82,350,126

Health Care - 0.4%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018		2,470,000	2,473,483
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023		585,000	555,750

			3,029,233

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025		280,000	283,500

Health Care Providers & Services - 0.0%##
LifePoint Health, Inc.[4], 5.375%, 5/1/2024		435,000	439,350

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023		580,000	92,800
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023		460,000	439,300

			532,100

Total Health Care			4,284,183

Industrials - 1.9%
Arconic, Inc., 5.87%, 2/23/2022		420,000	452,970

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,8], 10.75%, 4/1/2020		440,473	242,260

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019		440,000	453,200
American Airlines Group, Inc.[4], 5.50%, 10/1/2019		270,000	282,150
Southwest Airlines Co., 2.75%, 11/6/2019		1,730,000	1,758,429
Southwest Airlines Co., 2.65%, 11/5/2020		910,000	920,400

			3,414,179

Building Products - 0.0%##
Airxcel, Inc.[4] , 8.50%, 2/15/2022		415,000	427,451

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020 .	320,000	$344,256
Covanta Holding Corp., 5.875%, 7/1/2025	425,000	425,000

		769,256

Construction & Engineering - 0.3%
Fluor Corp., 3.50%, 12/15/2024	2,375,000	2,450,031
Tutor Perini Corp.[4], 6.875%, 5/1/2025	395,000	414,750

		2,864,781

Industrial Conglomerates - 1.0%
General Electric Co.[5], 1.551%, 5/5/2026	5,540,000	5,426,386
Siemens Financieringsmaatschappij N.V. (Germany)[4] , 2.90%, 5/27/2022	5,185,000	5,276,816

		10,703,202

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	410,000	425,375
Shape Technologies Group, Inc.[4], 7.625%, 2/1/2020	305,000	312,625
Xerium Technologies, Inc., 9.50%, 8/15/2021	295,000	306,062

		1,044,062

Trading Companies & Distributors - 0.1%
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	630,000	655,200
International Lease Finance Corp., 6.25%, 5/15/2019	280,000	301,800

		957,000

Total Industrials		20,875,161

Information Technology - 0.9%
Internet Software & Services - 0.1%
Nuance Communications, Inc.[4], 5.625%, 12/15/2026	410,000	423,838
VeriSign, Inc., 5.25%, 4/1/2025	270,000	282,488

		706,326

IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	2,390,000	2,423,445
Visa, Inc., 2.80%, 12/14/2022	3,750,000	3,818,452

		6,241,897

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	2,370,000	2,417,495

Total Information Technology		9,365,718

Materials - 2.1%
Chemicals - 0.5%
The Dow Chemical Co., 8.55%, 5/15/2019	2,135,000	2,408,440
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	350,000	362,688
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	2,400,000	2,474,374

		5,245,502

Metals & Mining - 1.4%
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	200,000	202,499
Corp Nacional del Cobre de Chile (Chile)[4], 4.50%, 9/16/2025	4,962,000	5,234,899
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	395,000	413,762
Glencore Funding LLC (Switzerland)[4], 4.625%, 4/29/2024.	4,917,000	5,140,645
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	255,000	266,475
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	400,000	418,000
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	2,552,000	2,576,691
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4] , 7.375%, 2/1/2020 .	455,000	466,375
Techniplas LLC[4] , 10.00%, 5/1/2020	380,000	349,600

		15,068,946

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	2,379,000	2,494,760
Tembec Industries, Inc. (Canada)[4], 9.00%, 12/15/2019	75,000	76,688

		2,571,448

Total Materials		22,885,896

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 1.3%
American Tower Corp., 3.30%, 2/15/2021	5,100,000	5,211,792
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	1,880,000	2,036,545

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	514,000	$548,103
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	1,020,000	1,040,094
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	430,000	464,400
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	1,040,000	1,030,047
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	285,000	292,125
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021 .	365,000	365,000
Welltower, Inc., 4.95%, 1/15/2021	2,245,000	2,416,424

Total Real Estate		13,404,530

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 5.20%, 3/15/2020	4,811,000	5,201,817
CenturyLink, Inc., 7.50%, 4/1/2024	270,000	293,358
Frontier Communications Corp., 11.00%, 9/15/2025	415,000	399,956
Hughes Satellite Systems Corp.[4], 5.25%, 8/1/2026	560,000	569,800
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	790,000	797,900
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	590,000	607,700
Verizon Communications, Inc., 4.125%, 3/16/2027	5,070,000	5,184,313

		13,054,844

Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	595,000	629,956
SBA Tower Trust[4], 3.598%, 4/15/2018	1,175,000	1,175,458

		1,805,414

Total Telecommunication Services		14,860,258

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	740,000	775,150
NRG Yield Operating LLC[4], 5.00%, 9/15/2026	270,000	264,600

Total Utilities		1,039,750

TOTAL CORPORATE BONDS (Identified Cost $241,549,449)		243,723,519

MUTUAL FUNDS - 0.1%
Schwab U.S. Dividend Equity ETF	17,575	785,427
Tri-Continental Corp.	35,129	831,854

TOTAL MUTUAL FUNDS (Identified Cost $1,479,618)		1,617,281

U.S. TREASURY SECURITIES - 19.6%

U.S. Treasury Bonds - 3.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,660,000	10,957,393
U.S. Treasury Bond, 4.75%, 2/15/2037	11,200,000	14,794,506
U.S. Treasury Bond, 2.50%, 2/15/2045	9,610,000	8,757,112
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	6,258,254	6,074,224

Total U.S. Treasury Bonds (Identified Cost $41,514,976)		40,583,235

U.S. Treasury Notes - 15.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	11,241,562	11,373,819
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	6,247,790	6,261,704
U.S. Treasury Note, 0.75%, 4/15/2018	35,259,300	35,132,578
U.S. Treasury Note, 1.625%, 4/30/2019	16,400,000	16,512,750
U.S. Treasury Note, 1.375%, 4/30/2020	35,997,500	35,899,083
U.S. Treasury Note, 1.625%, 7/31/2020	7,329,000	7,351,617
U.S. Treasury Note, 1.375%, 4/30/2021	16,000,000	15,806,880
U.S. Treasury Note, 1.75%, 4/30/2022	38,288,300	38,129,748

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	2,650,000	$2,510,875

Total U.S. Treasury Notes
(Identified Cost $170,191,970)		168,979,054

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $211,706,946)		209,562,289

ASSET-BACKED SECURITIES - 2.3%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	409,532	401,342
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	3,300,000	3,293,594
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	748,978	743,829
Colony American Homes, Series 2015-1A, Class A4,5, 2.194%, 7/17/2032	2,203,645	2,208,462
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	1,700,000	1,702,143
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,000,000	3,001,204
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,976,408
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	1,222,042	1,222,068
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	245,000	244,593
Home Partners of America Trust, Series 2016-1, Class A4,5, 2.644%, 3/17/2033	1,031,795	1,040,210
Invitation Homes Trust, Series 2015-SFR3, Class A4,5, 2.294%, 8/17/2032	2,447,857	2,460,391
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,752,414
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	1,442,044	1,439,294
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	749,090	749,268
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	2,030,000	1,998,546

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $24,239,605)		24,233,766

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	216,952	224,064
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	5,200,000	5,137,200
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	505,465
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,074,030
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,666,221	1,579,916
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,200,347	1,118,386
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	225,001	224,759
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	373,072	376,148
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.398%, 8/25/2020	23,327,494	778,394
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.194%, 4/25/2021	2,795,420	113,746
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.533%, 10/25/2021	6,865,425	389,531
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.361%, 12/25/2021	8,487,324	439,115
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.474%, 6/25/2022	15,556,184	973,425

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[5], 3.32%, 2/25/2023	3,470,000	$3,649,532
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.212%, 4/25/2023	78,122,128	865,132
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.113%, 5/25/2023	48,596,108	319,694
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[5], 3.06%, 7/25/2023	6,095,000	6,320,611
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[5], 3.458%, 8/25/2023	6,415,000	6,790,659
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	349,897	349,946
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	10,224,072	189,859
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	4,750,000	4,861,913
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	3,140,000	3,225,665
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.435%, 7/25/2048	875,000	883,574
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.93%, 4/25/2044	1,250,000	1,275,872
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4] , 0.10%, 6/25/2046	206,091,023	957,190
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.499%, 3/25/2045	1,725,000	1,724,592
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.48%, 5/25/2045	1,160,000	1,185,065
FREMF Mortgage Trust, Series 2014-K41, Class B4,5, 3.962%, 11/25/2047	2,500,000	2,542,617
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 4.083%, 8/25/2047	3,075,000	3,188,319
FREMF Mortgage Trust, Series 2015-K42, Class B4,5, 3.984%, 12/25/2024	490,000	497,277
FREMF Mortgage Trust, Series 2015-K43, Class B4,5, 3.863%, 2/25/2048	500,000	503,443
FREMF Mortgage Trust, Series 2015-K720, Class B4,5, 3.505%, 7/25/2022	270,000	270,912
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,5], 3.382%, 12/15/2034	2,800,000	2,861,948
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,5], 3.382%, 12/15/2034	1,290,000	1,305,799
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	120,290	123,880
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	863,470	840,956
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	1,036,107	1,052,418
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	1,451,491	1,464,078
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	213,129	213,314
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,550,000	2,559,547
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054	1,405,834	1,424,488
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,5], 3.75%, 8/25/2055	1,449,610	1,489,714
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,5], 3.75%, 11/25/2056	1,860,462	1,909,875
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,201,529	1,214,385
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,493,870	5,611,185
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.944%, 11/15/2026	4,050,000	4,024,559

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043		1,000,868	$959,544
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043		956,771	946,082
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043		1,350,421	1,334,137
Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 2.214%, 11/15/2027		2,615,000	2,589,681
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,5], 2.50%, 10/25/2056		3,036,413	3,027,962
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	164,601
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	281,139
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044		1,225,000	1,329,297
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,105,882	1,108,635
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,5], 3.50%, 1/20/2045		1,518,195	1,539,247
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,5], 3.50%, 3/20/2045		1,514,561	1,548,757

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $96,757,478)			97,461,279

FOREIGN GOVERNMENT BONDS - 2.3%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	504,765
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	464,600
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	227,531
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	91,854
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	285,927
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	9,245,212
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	335,172
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	437,291
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	436,456
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	156,229
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	284,848
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	54,527
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,280,000	149,289
Province of Ontario (Canada), 2.00%, 9/27/2018		2,500,000	2,516,825
Province of Ontario (Canada), 1.25%, 6/17/2019		2,250,000	2,230,927
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	477,534
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		5,500,000	5,432,514
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	376,806
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	492,600

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $25,438,621)			24,200,907

U.S. GOVERNMENT AGENCIES - 12.3%

Mortgage-Backed Securities - 8.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		373,282	392,663
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		31,055	32,402
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		48,717	51,854
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		257,084	270,434
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		60,099	63,904
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		42,239	43,795
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		449,774	473,254
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		36,378	38,428
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		94,895	100,195

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	39,019	$41,634
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,104,765	1,195,191
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,117,467	1,208,935
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,788,291	2,964,671
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	651,158	728,016
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	62,247	70,211
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	194,290	220,076
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	206,301	229,848
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	103,282	115,343
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	270,107	305,849
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,005,306	1,138,333
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	14,529	15,903
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	18,723	20,493
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	27,993	30,639
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	412,182	459,598
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	584,233	662,032
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	48,789	53,401
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	95,364	104,996
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	499,883	556,411
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	520,934	592,370
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	904,284	1,024,533
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	11,140	12,615
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	49,119	55,618
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	101,141	114,525
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	103,584	117,291
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	85,817	97,172
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	30,911	35,001
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	22,262	25,208
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	47,777	52,294
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	87,770	96,066
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,138,292	1,269,880
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	607,699	677,142
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	97,177	106,517
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	228,030	254,238
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	811,618	919,015
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	212,056	240,430
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	96,891	106,191
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	167,941	184,088
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,386,613	1,496,219
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	76,000	83,343
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	120,300	131,883
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,244,784	1,386,219
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	914,649	1,035,849
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	326,169	369,329
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,213,977	1,374,616
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	761,159	861,879
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,182,505	1,249,909
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	711,154	751,839
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,809,579	1,954,734
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	326,441	337,488

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	930,268	$983,303
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,946,033	2,094,469
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,482,951	1,611,223
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,895,132	2,982,994
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,576,959	1,666,889
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,712,393	2,791,573
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	2,243,924	2,309,428
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	716,570	755,209
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,384,909	1,459,586
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	282,401	297,629
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,759,395	1,893,595
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,512,833	1,594,408
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	1,171,464	1,234,632
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	993,634	1,047,213
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,144,058	1,205,748
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,927,212	2,102,094
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	1,961,973	2,197,158
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	108,227	111,860
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	62,198	66,184
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	44,630	47,576
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	59,954	64,158
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	183,239	198,849
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,265,193	1,373,509
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,639,201	1,774,021
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,260,786	1,341,449
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	797,808	850,387
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	2,410,209	2,569,054
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	169,062	189,714
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	395,612	438,888
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	564,938	640,772
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	369,744	410,181
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	169,152	187,595
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	197,067	218,683
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	447,493	496,311
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	54,043	59,992
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	378,103	418,873
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	546,699	606,390
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	484,541	537,397
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	290,479	322,127
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	90,962	103,315
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	321,068	360,091
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	404,691	459,652
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,944,146	2,097,420
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,912,026	2,063,862
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,668,200	1,799,159
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,433,129	2,513,046
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	2,124,089	2,193,775
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,862,006	1,967,741
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,973,519	3,143,308
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	2,147,138	2,262,103

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 3 / SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	425,498	$449,817
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	3,141,573	3,236,832
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,230,095	2,399,646
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	63,810	71,133

Total Mortgage-Backed Securities
(Identified Cost $94,175,665)		94,874,031

Other Agencies - 3.4%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $36,280,165)	35,824,000	36,733,321

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $130,455,830)		131,607,352

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management[9] , 0.69%, (Identified Cost $6,733,530)	6,733,530	6,733,530

TOTAL INVESTMENTS - 100.1%
(Identified Cost $1,028,059,302)		1,069,950,937
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(1,379,650)

NET ASSETS - 100%		$1,068,571,287

CALL OPTIONS WRITTEN - 0.0%##

Liberty Global plc, Strike $37.50, Expiring May 19, 2017,	319	(7,975)
Unilever plc, Strike $52.50, Expiring May 19, 2017,	240	(6,000)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $16,545)		(13,975)

PUT OPTIONS WRITTEN - 0.0%##

Facebook, Inc., Strike $131, Expiring May 5, 2017,	91	(273)
Medtronic plc, Strike $77.50, Expiring May 19, 2017,	155	(930)
Priceline Group, Inc., Strike $1,650, Expiring May 12, 2017,	7	(980)
Unilever plc, Strike $47.50, Expiring May 19, 2017,	240	(2,400)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $37,045)		$(4,583)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2017, the total value of such securities was $14,058,248.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $123,446,678 or 11.6%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

5The coupon rate is floating and is the effective rate as of April 30, 2017.

6The rate shown is a fixed rate as of April 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $253,094 ($57.46 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $242,260, or less than 0.1%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

9Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $1,028,059,302) (Note 2)	$1,069,950,937
Receivable for securities sold	14,651,592
Interest receivable	4,171,713
Receivable for fund shares sold	715,107
Dividends receivable	175,225
Foreign tax reclaims receivable	134,781
Prepaid and other expenses	62,072

TOTAL ASSETS	1,089,861,427

LIABILITIES:

Accrued management fees (Note 3)	527,779
Accrued shareholder services fees (Class S) (Note 3)	106,729
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	102,135
Accrued fund accounting and administration fees (Note 3)	64,676
Accrued Directors’ fees (Note 3)	6,803
Accrued Chief Compliance Officer service fees (Note 3)	660
Options written, at value (premiums received $53,590) (Note 2)	18,558
Payable for securities purchased	19,638,074
Payable for fund shares repurchased	664,478
Other payables and accrued expenses	160,248

TOTAL LIABILITIES	21,290,140

TOTAL NET ASSETS	$1,068,571,287

NET ASSETS CONSIST OF:

Capital stock	$876,927
Additional paid-in-capital	1,002,460,009
Undistributed net investment income	4,835,467
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	18,483,498
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	41,915,386

TOTAL NET ASSETS	$1,068,571,287

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2017 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($649,178,811/ 47,422,710 shares)	$13.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($287,991,538/ 27,291,294 shares)	$10.55

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($15,561,862/ 1,535,418 shares)	$10.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($115,839,076/ 11,443,325 shares)	$10.12

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$9,019,765
Dividends (net of foreign taxes withheld, $71,015)	3,676,692

Total Investment Income	12,696,457

EXPENSES:

Management fees (Note 3)	3,305,228
Shareholder services fees (Class S) (Note 3)	679,515
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	599,892
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	41,376
Fund accounting and administration fees (Note 3)	115,442
Transfer agent fees (Note 3)	98,905
Directors’ fees (Note 3)	41,712
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	38,541
Miscellaneous	157,888

Total Expenses	5,080,428

NET INVESTMENT INCOME	7,616,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	19,638,030
Options written	615,978
Foreign currency and translation of other assets and liabilities	(336,414)

19,917,594

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $141)	9,292,754
Options written	8,682
Foreign currency and translation of other assets and liabilities	8,892

9,310,328

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	29,227,922

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,843,951

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,616,029	$18,069,521
Net realized gain on investments and foreign currency	19,917,594	6,804,163
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,310,328	8,738,093

Net increase from operations	36,843,951	33,611,777

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(5,454,069)	(12,113,006)
From net investment income (Class I)	(3,351,720)	(6,560,592)
From net investment income (Class R)	(148,132)	(729,050)
From net investment income (Class R2)	(765,322)	(1,585,137)
From net realized gain on investments (Class S)	(1,120,554)	—
From net realized gain on investments (Class I)	(595,798)	—
From net realized gain on investments (Class R)	(36,946)	—
From net realized gain on investments (Class R2)	(266,035)	—

Total distributions to shareholders	(11,738,576)	(20,987,785)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(118,589,837)	(281,237,096)

Net decrease in net assets	(93,484,462)	(268,613,104)

NET ASSETS:

Beginning of period	1,162,055,749	1,430,668,853

End of period (including undistributed net investment income of $4,835,467 and $6,938,681,respectively)	$1,068,571,287	$1,162,055,749

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.36	$13.15	$14.13	$14.18	$13.62	$13.16

Income (loss) from investment operations:
Net investment income[1]	0.09	0.19	0.22	0.22	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.36	0.21	(0.41)	0.52	0.83	0.69

Total from investment operations	0.45	0.40	(0.19)	0.74	1.05	0.91

Less distributions to shareholders:
From net investment income	(0.10)	(0.19)	(0.18)	(0.20)	(0.20)	(0.24)
From net realized gain on investments	(0.02)	—	(0.61)	(0.59)	(0.29)	(0.21)

Total distributions to shareholders	(0.12)	(0.19)	(0.79)	(0.79)	(0.49)	(0.45)

Net asset value - End of period	$13.69	$13.36	$13.15	$14.13	$14.18	$13.62

Net assets - End of period (000’s omitted)	$649,179	$724,270	$911,956	$1,124,851	$1,027,160	$973,964

Total return[2]	3.44%	3.07%	(1.33%)	5.46%	7.93%	7.15%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88%[3]	0.87%	0.88%	0.87%	0.87%	0.88%
Net investment income	1.42%[3]	1.47%	1.60%	1.57%	1.58%	1.65%
Series portfolio turnover	34%	65%	51%	45%	54%	54%
1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$10.22	$11.17	$11.38	$11.03	$10.75

Income (loss) from investment operations:
Net investment income[1]	0.08	0.17	0.19	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.28	0.15	(0.32)	0.40	0.66	0.55

Total from investment operations	0.36	0.32	(0.13)	0.60	0.86	0.75

Less distributions to shareholders:
From net investment income	(0.12)	(0.21)	(0.21)	(0.22)	(0.22)	(0.26)
From net realized gain on investments	(0.02)	—	(0.61)	(0.59)	(0.29)	(0.21)

Total distributions to shareholders	(0.14)	(0.21)	(0.82)	(0.81)	(0.51)	(0.47)

Net asset value - End of period	$10.55	$10.33	$10.22	$11.17	$11.38	$11.03

Net assets - End of period (000’s omitted)	$287,992	$291,632	$325,700	$353,538	$318,106	$249,566

Total return[2]	3.55%	3.26%	(1.15%)	5.66%	8.15%	7.34%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.68%[3]	0.67%	0.68%	0.67%	0.67%	0.68%
Net investment income	1.62%[3]	1.66%	1.81%	1.77%	1.77%	1.84%
Series portfolio turnover	34%	65%	51%	45%	54%	54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92	$9.81	$10.75	$10.99	$10.67	$10.44

Income (loss) from investment operations:
Net investment income[1]	0.06	0.12	0.13	0.14	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.26	0.15	(0.30)	0.38	0.64	0.54

Total from investment operations	0.32	0.27	(0.17)	0.52	0.78	0.68

Less distributions to shareholders:
From net investment income	(0.08)	(0.16)	(0.16)	(0.17)	(0.17)	(0.24)
From net realized gain on investments	(0.02)	—	(0.61)	(0.59)	(0.29)	(0.21)

Total distributions to shareholders	(0.10)	(0.16)	(0.77)	(0.76)	(0.46)	(0.45)

Net asset value - End of period	$10.14	$9.92	$9.81	$10.75	$10.99	$10.67

Net assets - End of period (000’s omitted)	$15,562	$19,054	$55,315	$59,101	$48,272	$32,988

Total return[2]	3.33%	2.79%	(1.60%)	5.08%	7.64%	6.85%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.18%[3]	1.17%	1.18%	1.17%	1.17%	1.19%
Net investment income	1.12%[3]	1.19%	1.30%	1.27%	1.28%	1.32%
Series portfolio turnover	34%	65%	51%	45%	54%	54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.91	$9.81	$10.75	$10.99	$10.68	$10.42

Income (loss) from investment operations:
Net investment income[1]	0.03	0.06	0.08	0.08	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.26	0.15	(0.31)	0.39	0.65	0.55

Total from investment operations	0.29	0.21	(0.23)	0.47	0.73	0.64

Less distributions to shareholders:
From net investment income	(0.06)	(0.11)	(0.10)	(0.12)	(0.13)	(0.17)
From net realized gain on investments	(0.02)	—	(0.61)	(0.59)	(0.29)	(0.21)

Total distributions to shareholders	(0.08)	(0.11)	(0.71)	(0.71)	(0.42)	(0.38)

Net asset value - End of period	$10.12	$9.91	$9.81	$10.75	$10.99	$10.68

Net assets - End of period (000’s omitted)	$115,839	$127,100	$137,697	$139,291	$102,919	$72,239

Total return[2]	2.98%	2.24%	(2.10%)	4.58%	7.06%	6.42%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.68%[3]	1.67%	1.68%	1.67%	1.67%	1.69%
Net investment income	0.62%[3]	0.66%	0.81%	0.77%	0.78%	0.84%
Series portfolio turnover	34%	65%	51%	45%	54%	54%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 Shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,040.80	$5.52	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class I
Actual	$1,000.00	$1,041.80	$4.25	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$1,040.30	$6.78	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class R2
Actual	$1,000.00	$1,037.10	$9.29	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2017 (unaudited)

Sector Allocation[4]
Information Technology	12.0%
Health Care	7.5%
Consumer Discretionary	7.1%
Financials	7.0%
Consumer Staples	4.8%
Industrials	4.4%
Materials	3.9%
Energy	3.7%
Real Estate	3.1%
Telecommunication Services	1.9%
Utilities	0.1%

[4] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Facebook, Inc. - Class A	2.1%
Mastercard, Inc. - Class A	1.4%
ServiceNow, Inc.	1.4%
The Priceline Group, Inc.	1.2%
Twenty-First Century Fox, Inc. - Class A	1.1%
Monsanto Co.	1.1%
Novartis AG - ADR (Switzerland)	1.0%
Medtronic plc	0.9%
Unilever plc - ADR (United Kingdom)	0.9%
Microsoft Corp.	0.8%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 37.3%

Consumer Discretionary - 5.4%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	1,103,140	$701,685
Kroton Educacional S.A. (Brazil)	61,802	292,455

		994,140

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	10,520	479,704
Elior Group (France)[1,2]	5,855	146,076
Jollibee Foods Corp. (Philippines)[1]	32,560	136,805

		762,585

Household Durables - 0.0%##
LGI Homes, Inc.*	5,340	169,972

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	7,920	7,325,921
MakeMyTrip Ltd. (India)*	3,290	126,336
The Priceline Group, Inc.*	5,940	10,970,111
Zalando SE (Germany)*[1,2]	1,230	54,258

		18,476,626

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	3,420	523,410

Media - 2.0%
Informa plc (United Kingdom)[1]	16,300	135,530
ITV plc (United Kingdom)[1]	57,170	155,481
Liberty Global plc - Class A - ADR (United Kingdom)*	207,849	7,362,011
Megacable Holdings S.A.B. de C.V. (Mexico)	17,100	64,829
Surya Citra Media Tbk PT (Indonesia)[1]	974,370	208,495
Twenty-First Century Fox, Inc. - Class A	329,960	10,076,978

		18,003,324

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	133,600	145,986

Specialty Retail - 0.5%
Kingfisher plc (United Kingdom)[1]	889,640	3,935,725
Mr Price Group Ltd. (South Africa)[1]	11,030	129,657

		4,065,382

Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd. (China)[1]	133,980	376,044
Burberry Group plc (United Kingdom)[1]	6,480	135,421
lululemon athletica, Inc.*	101,225	5,263,700

		5,775,165

Total Consumer Discretionary		48,916,590

Consumer Staples - 3.6%
Beverages - 2.1%
Ambev S.A. - ADR (Brazil)	1,333,301	7,639,815
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	41,215	4,647,835
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,450	114,676
Diageo plc (United Kingdom)[1]	215,203	6,263,968
Fomento Economico Mexicano S.A.B.de C.V. - ADR (Mexico)	1,870	168,375
Treasury Wine Estates Ltd. (Australia)[1]	32,136	288,529

		19,123,198

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	53,300	474,102
Puregold Price Club, Inc. (Philippines)[1]	156,000	130,195
Raia Drogasil S.A. (Brazil)	7,165	151,718
Robinsons Retail Holdings, Inc.
(Philippines)[1]	87,630	139,284

		895,299

Food Products - 0.3%
Adecoagro S.A. (Argentina)*	34,125	378,446
Danone S.A. (France)[1]	3,766	263,567
Gruma S.A.B de C.V. - Class B (Mexico)	12,900	172,032
Kerry Group plc - Class A (Ireland)[1]	2,600	213,008
Nestle S.A. (Switzerland)[1]	12,244	943,039
Sao Martinho S.A. (Brazil)	17,875	99,060
Tiger Brands Ltd. (South Africa)[1]	10,350	312,589
Universal Robina Corp. (Philippines)[1]	81,320	279,845

		2,661,586

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	3,020	278,256
Unilever Indonesia Tbk PT (Indonesia)[1]	38,900	129,871

		408,127

Personal Products - 1.0%
Amorepacific Corp. (South Korea)[1]	770	197,469
Beiersdorf AG (Germany)[1]	1,155	114,866
Cosmax, Inc. (South Korea)[1]	1,080	134,796
LG Household & Health Care Ltd. (South Korea)[1]	180	136,882
Unilever plc - ADR (United Kingdom)	158,584	8,141,703

		8,725,716

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	74,100	368,540
Japan Tobacco, Inc. (Japan)[1]	10,000	332,758

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
KT&G Corp. (South Korea)[1]	1,800	$160,522

		861,820

Total Consumer Staples		32,675,746
Energy - 0.9%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd.	10,350	107,019
Schlumberger Ltd.	96,883	7,032,737
Tenaris S.A. - ADR (Luxembourg)	3,985	124,452

		7,264,208
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	14,574	139,765
Cosan S.A. Industria e Comercio (Brazil)	17,490	203,165
Galp Energia SGPS S.A. (Portugal)[1]	17,980	279,427
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,975	269,247

		891,604

Total Energy		8,155,812
Financials - 0.9%
Banks - 0.2%
Banco Macro S.A. - ADR (Argentina)	1,700	145,724
Bankia S.A. (Spain)[1]	87,890	106,713
BNP Paribas S.A. (France)[1]	2,740	193,382
CaixaBank S.A. (Spain)[1]	24,785	112,535
Credit Agricole S.A. (France)[1]	13,380	199,012
Grupo Financiero Galicia S.A. - ADR (Argentina)	4,115	160,773
ICICI Bank Ltd. - ADR (India)	32,510	278,611
Natixis S.A. (France)[1]	29,110	202,582
Societe Generale S.A. (France)[1]	3,590	196,850

		1,596,182
Capital Markets - 0.7%
BlackRock, Inc.	16,940	6,514,616
JSE Ltd. (South Africa)[1]	16,500	175,819

		6,690,435
Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	43,955	73,899

Total Financials		8,360,516
Health Care - 7.2%
Biotechnology - 3.0%
Biogen, Inc.*	23,570	6,392,420
BioMarin Pharmaceutical, Inc.*	61,370	5,881,701
China Biologic Products, Inc. (China)*	3,240	382,320
Regeneron Pharmaceuticals, Inc.*	17,525	6,808,287
Vertex Pharmaceuticals, Inc.*	61,650	7,293,195

		26,757,923
Health Care Equipment & Supplies - 1.0%
Essilor International S.A. (France)[1]	3,900	505,413
Medtronic plc	103,805	8,625,157
Osstem Implant Co. Ltd. (South Korea)*[1]	4,360	202,073

		9,332,643
Health Care Providers & Services - 1.0%
DaVita, Inc.*	38,980	2,690,010
Express Scripts Holding Co.*[3]	69,290	4,250,248
Fleury S.A. (Brazil)	16,510	276,411
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,600	319,570
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	6,130	272,417
KPJ Healthcare Berhad (Malaysia)[1]	238,490	230,640
Odontoprev S.A. (Brazil)	59,500	213,889
Orpea (France)[1]	2,880	294,165
Siloam International Hospitals Tbk PT (Indonesia)*[1]	365,200	375,074

		8,922,424
Life Sciences Tools & Services - 0.0%##
QIAGEN N.V	5,287	159,076
QIAGEN N.V.[1]	3,958	118,564

		277,640
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	65,775	3,686,689
Johnson & Johnson	55,360	6,835,299
Novartis AG - ADR (Switzerland)	116,770	8,994,793
Perrigo Co. plc	3,935	290,954

		19,807,735

Total Health Care.		65,098,365
Industrials - 2.8%
Aerospace & Defense - 0.9%
Arconic, Inc.	253,570	6,930,068
Korea Aerospace Industries Ltd. (South Korea)[1]	11,841	663,680
LIG Nex1 Co. Ltd. (South Korea)[1]	5,550	393,388
QinetiQ Group plc (United Kingdom)[1]	38,585	146,834
Safran S.A. (France)[1]	3,220	266,600
Thales S.A. (France)[1]	1,410	148,200

		8,548,770

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.6%
FedEx Corp.	26,835	$5,090,600
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,174	107,926
Building Products - 0.0%##
Cie de Saint-Gobain (France)[1]	2,680	144,605
Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	117,280	158,392
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	2,970	149,731
SPIE S.A. (France)[1]	8,160	226,156

		534,279
Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	1,590	134,681
Vinci S.A. (France)[1]	5,090	433,865

		568,546
Industrial Conglomerates - 0.0%##
Siemens AG (Germany)[1]	3,705	531,457
Machinery - 0.2%
ANDRITZ AG (Austria)[1]	8,300	458,635
FANUC Corp. (Japan)[1]	699	142,314
GEA Group AG (Germany)[1]	11,205	476,352
Metso OYJ (Finland)[1]	4,420	158,298
Spirax-Sarco Engineering plc (United Kingdom)[1]	3,630	244,427
The Weir Group plc (United Kingdom)[1]	9,345	240,777

		1,720,803
Professional Services - 0.8%
Applus Services S.A. (Spain)[1]	29,710	372,426
Bureau Veritas S.A. (France)[1]	13,775	319,172
Intertek Group plc (United Kingdom)[1]	60	3,158
Nielsen Holdings plc	145,580	5,987,705
RELX plc (United Kingdom)[1]	7,580	153,683
SGS S.A. (Switzerland)[1]	130	292,735

		7,128,879
Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	10,270	216,656
Brenntag AG (Germany)[1]	5,373	318,521
Howden Joinery Group plc (United Kingdom)[1]	17,880	107,213

		642,390
Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,2]	1,260	222,154

Total Industrials		25,240,409
Information Technology - 11.4%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon A.B. (Sweden)[1]	6,265	272,658
Hitachi Ltd. (Japan)[1]	61,660	340,633
Hollysys Automation Technologies Ltd. (China)	8,365	134,175
Keyence Corp. (Japan)[1]	1,406	565,232

		1,312,698
Internet Software & Services - 4.0%
Alibaba Group Holding Ltd. - ADR (China)*	3,780	436,590
Alphabet, Inc. - Class A*[3]	5,690	5,260,519
Alphabet, Inc. - Class C*	5,870	5,317,985
Facebook, Inc. - Class A*	126,695	19,035,924
Just Eat plc (United Kingdom)*[1]	7,180	53,673
MiX Telematics Ltd. - ADR (South Africa)	30,760	194,403
NetEase, Inc. - ADR (China)	610	161,888
Tencent Holdings Ltd. - Class H (China)[1]	179,210	5,615,248

		36,076,230
IT Services - 2.4%
Alten S.A. (France)[1]	1,775	150,427
Altran Technologies S.A. (France)[1]	8,050	135,070
Amdocs Ltd. - ADR	6,100	373,564
InterXion Holding N.V. - ADR (Netherlands)*	5,090	212,049
MasterCard, Inc. - Class A	113,020	13,146,486
Sopra Steria Group (France)[1]	945	141,683
Visa, Inc. - Class A3	83,240	7,593,153

		21,752,432
Semiconductors & Semiconductor Equipment - 0.8%
Skyworks Solutions, Inc.	73,910	7,371,783
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,100	234,797

		7,606,580
Software - 3.4%
Dassault Systemes S.E. (France)[1]	1,635	145,876
Electronic Arts, Inc.*	52,050	4,935,381
Gemalto N.V. (Netherlands)[1]	4,870	272,655
Microsoft Corp	112,080	7,672,997
salesforce.com, Inc.*	56,760	4,888,171
ServiceNow, Inc.*	136,710	12,916,361
Sophos Group plc (United Kingdom)[1,2]	37,420	163,901

		30,995,342
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	34,895	5,012,667

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. (South Korea)[1]	320	$627,337

		5,640,004

Total Information Technology		103,383,286
Materials - 2.2%
Chemicals - 1.6%
Akzo Nobel N.V. (Netherlands)[1]	2,955	258,451
Ashland Global Holdings, Inc	25,845	3,191,857
Croda International plc (United Kingdom)[1]	4,770	232,506
D&L Industries, Inc. (Philippines)[1]	536,100	137,338
Givaudan S.A. (Switzerland)[1]	220	423,877
Monsanto Co.	84,435	9,845,965
Solvay S.A. (Belgium)[1]	1,465	186,335
Symrise AG (Germany)[1]	3,350	234,528

		14,510,857
Metals & Mining - 0.6%
Antofagasta plc (Chile)[1]	25,140	272,763
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	10,900	130,909
First Quantum Minerals Ltd. (Canada)	27,440	261,525
Freeport-McMoRan, Inc.*	210,440	2,683,110
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	133,370	389,726
Lundin Mining Corp. (Canada)	51,150	272,790
Southern Copper Corp. (Peru)	49,110	1,737,021

		5,747,844
Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	25,200	70,899

Total Materials.		20,329,600
Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.2%
Agree Realty Corp.	4,190	203,131
Alexandria Real Estate Equities, Inc.	3,635	408,974
American Campus Communities, Inc.	4,595	217,757
American Homes 4 Rent - Class A	10,130	233,497
Apartment Investment & Management Co. - Class A	7,610	332,861
AvalonBay Communities, Inc.	2,335	443,276
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	6,410	106,412
Boston Properties, Inc.	1,740	220,284
Brandywine Realty Trust	15,320	259,980
Brixmor Property Group, Inc.	5,515	108,921
CatchMark Timber Trust, Inc. - Class A	15,240	178,460
Cedar Realty Trust, Inc.	27,165	146,148
Chesapeake Lodging Trust	8,760	204,196
Colony NorthStar, Inc. - Class A	15,623	204,193
Colony Starwood Homes	6,435	222,458
Columbia Property Trust, Inc.	6,430	144,675
Community Healthcare Trust, Inc.	17,560	434,083
CoreCivic, Inc.	10,620	365,859
Crown Castle International Corp.	2,120	200,552
CubeSmart	12,670	321,058
DDR Corp.	9,430	101,938
Digital Realty Trust, Inc.	3,170	364,043
Douglas Emmett, Inc.	5,510	207,562
Education Realty Trust, Inc.	3,743	145,116
EPR Properties	2,230	162,143
Equinix, Inc.	1,785	745,595
Equity Commonwealth*	5,295	169,387
Equity LifeStyle Properties, Inc.	1,860	150,493
Equity Residential	4,625	298,682
Essex Property Trust, Inc.	515	125,902
Extra Space Storage, Inc.	1,530	115,561
Forest City Realty Trust, Inc. - Class A	10,970	247,922
GGP, Inc.	11,180	241,600
Global Medical REIT, Inc.	16,490	152,862
HCP, Inc.	6,415	201,110
Healthcare Trust of America, Inc. - Class A	6,445	205,531
Hibernia REIT plc (Ireland)[1]	83,110	115,428
Host Hotels & Resorts, Inc.	8,930	160,294
Klepierre (France)[1]	5,210	204,492
Lamar Advertising Co. - Class A	2,120	152,788
LaSalle Hotel Properties	3,790	108,242
Life Storage, Inc.	3,370	264,174
The Macerich Co.	2,570	160,445
Mid-America Apartment Communities, Inc.	3,270	324,417
National Storage Affiliates Trust	5,275	129,238
Outfront Media, Inc.	11,717	306,517
Physicians Realty Trust	21,270	417,743
Potlatch Corp.	3,190	143,710
Prologis, Inc.	6,400	348,224
Public Storage	940	196,817
Regency Centers Corp.	2,831	178,863
Retail Opportunity Investments Corp.	5,835	120,201
Rexford Industrial Realty, Inc.	15,050	375,347
Simon Property Group, Inc.	3,530	583,368
Spirit Realty Capital, Inc.	24,270	228,623
STORE Capital Corp.	10,340	248,057
Sun Communities, Inc.	1,805	150,916

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Tanger Factory Outlet Centers, Inc.	4,230	$131,934
Terreno Realty Corp.	7,370	227,586
UDR, Inc.	5,875	219,372
Urban Edge Properties	10,400	265,200
Ventas, Inc.	5,275	337,653
Welltower, Inc.	4,455	318,265
Weyerhaeuser Co.	143,612	4,864,138

		19,874,274
Real Estate Management & Development - 0.0%##
First Capital Realty, Inc. (Canada)	7,130	103,629

Total Real Estate		19,977,903
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Link Net Tbk PT (Indonesia)[1]	172,200	69,764
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	650,400	214,558
Zayo Group Holdings, Inc.*	151,230	5,303,636

		5,587,958
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	34,323	528,231
China Mobile Ltd. - Class H (China)[1]	19,420	206,757

		734,988

Total Telecommunication Services		6,322,946

Utilities - 0.0%##
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	5,745	313,332

Independent Power and Renewable Electricity Producers - 0.0%##
China Everbright International Ltd. - Rights (Expires 05/02/2017) (China)*[1]	1,447	—

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	595,660	110,971

Total Utilities		424,303

TOTAL COMMON STOCKS
(Identified Cost $295,820,214)		338,885,476

CORPORATE BONDS - 18.5%

Non-Convertible Corporate Bonds - 18.5%
Consumer Discretionary - 1.8%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,150,000	2,285,624

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	505,000	526,463
Lennar Corp., 12.25%, 6/1/2017	830,000	837,553
Meritage Homes Corp., 7.00%, 4/1/2022	230,000	261,050
NVR, Inc., 3.95%, 9/15/2022	3,248,000	3,382,438
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	335,000	345,050
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	280,000	271,600

		5,624,154

Internet & Direct Marketing Retail - 0.4%
The Priceline Group, Inc., 3.60%, 6/1/2026	3,450,000	3,472,980

Media - 0.4%
Comcast Corp., 4.40%, 8/15/2035	1,660,000	1,736,433
CSC Holdings, LLC[2] , 10.875%, 10/15/2025	205,000	246,256
Sirius XM Radio, Inc.[2] , 5.375%, 4/15/2025	440,000	451,550
UPCB Finance IV Ltd. (Netherlands)[2] , 5.375%, 1/15/2025	285,000	289,988
VTR Finance B.V. (Chile)[2] ,6.875%, 1/15/2024	485,000	515,312

		3,239,539

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,480,000	1,497,881

Total Consumer Discretionary		16,120,178

Consumer Staples - 1.2%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,851,000	4,363,133
PepsiCo, Inc., 3.10%, 7/17/2022	1,635,000	1,692,969

		6,056,102

Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC[2] , 5.375%, 7/15/2022	595,000	587,563
CVS Health Corp., 3.50%, 7/20/2022	2,470,000	2,567,177
The Kroger Co., 2.60%, 2/1/2021	1,645,000	1,651,040

		4,805,780

Total Consumer Staples		10,861,882

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 2.8%
Energy Equipment & Services - 0.5%
McDermott International, Inc.[2], 8.00%, 5/1/2021		450,000	$468,225
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022		3,375,000	3,529,329
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025		230,000	231,725

			4,229,279
Oil, Gas & Consumable Fuels - 2.3%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024		3,430,000	3,498,230
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024		355,000	396,670
Chevron Corp., 1.79%, 11/16/2018		1,620,000	1,628,111
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025		1,540,000	1,630,497
ConocoPhillips Co., 3.35%, 5/15/2025		2,660,000	2,690,390
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021		400,000	424,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022		185,000	193,325
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025		455,000	441,350
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024		3,475,000	3,601,125
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023		1,950,000	2,156,435
NGL Energy Partners LP - NGL Energy Finance Corp.[2], 7.50%, 11/1/2023		240,000	240,000
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023		255,000	258,825
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026		1,835,000	1,779,950
SemGroup Corp.[2], 6.375%, 3/15/2025		305,000	306,525
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024		365,000	366,825
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023		1,500,000	1,570,138

			21,182,396

Total Energy			25,411,675
Financials - 6.2%
Banks - 3.2%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022		2,200,000	2,222,515
Bank of America Corp., 5.70%, 5/2/2017		1,971,000	1,971,000
Bank of America Corp., 4.00%, 1/22/2025		2,530,000	2,552,762
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021		1,300,000	1,637,406
Citigroup, Inc., 3.875%, 3/26/2025		3,505,000	3,501,481
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,970,000	2,013,764
JPMorgan Chase & Co.[5], 2.776%, 4/25/2023		3,475,000	3,471,369
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		6,700,000	6,598,750
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		3,531,000	3,652,841
Popular, Inc., 7.00%, 7/1/2019		550,000	572,000
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	337,705

			28,531,593
Capital Markets - 1.3%
The Goldman Sachs Group, Inc.[5], 2.654%, 11/29/2023		3,530,000	3,650,196
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,695,000	1,744,762
Morgan Stanley[5], 2.373%, 5/8/2024		2,550,000	2,558,415
Morgan Stanley, 5.00%, 11/24/2025		2,315,000	2,513,176
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,680,000	1,710,443

			12,176,992
Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024		350,000	346,500

Diversified Financial Services - 0.5%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021		2,985,000	3,155,226
Horizon Pharma, Inc., 6.625%, 5/1/2023		355,000	351,006
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2], 6.25%, 2/1/2022		345,000	358,800
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020		265,000	270,962
LPL Holdings, Inc.[2], 5.75%, 9/15/2025		210,000	213,150

			4,349,144
Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024		2,400,000	2,501,441
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		4,875,000	5,266,180
Prudential Financial, Inc.[6], 5.875%, 9/15/2042		1,890,000	2,088,080

			9,855,701

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	535,000	$543,025

Total Financials		55,802,955

Health Care - 0.3%
Biotechnology - 0.2%
AbbVie, Inc., 1.80%, 5/14/2018	1,630,000	1,632,298
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	435,000	413,250

		2,045,548
Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	225,000	227,813
Health Care Providers & Services - 0.0%##
LifePoint Health, Inc.[2] , 5.375%, 5/1/2024	350,000	353,500
Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	475,000	76,000
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	375,000	358,125

		434,125

Total Health Care.		3,060,986

Industrials - 1.6%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	350,000	377,475
Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,8] , 10.75%, 4/1/2020	450,960	248,028

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	335,000	345,050
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	200,000	209,000
Southwest Airlines Co., 2.75%, 11/6/2019	1,225,000	1,245,130
Southwest Airlines Co., 2.65%, 11/5/2020	640,000	647,315

		2,446,495
Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	340,000	350,200
Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020	265,000	285,087
Covanta Holding Corp., 5.875%, 7/1/2025	345,000	345,000

		630,087
Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,620,000	1,671,179
Tutor Perini Corp.[2], 6.875%, 5/1/2025	330,000	346,500

		2,017,679
Industrial Conglomerates - 0.8%
General Electric Co.[5], 1.551%, 5/5/2026	3,710,000	3,633,915
Siemens Financieringsmaatschappij
N.V. (Germany)[2] , 2.90%, 5/27/2022	3,450,000	3,511,093

		7,145,008
Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	335,000	347,562
Shape Technologies Group, Inc.[2], 7.625%, 2/1/2020	250,000	256,250
Xerium Technologies, Inc., 9.50%, 8/15/2021	245,000	254,188

		858,000
Trading Companies & Distributors - 0.1%
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	565,000	587,600
International Lease Finance Corp., 6.25%, 5/15/2019	230,000	247,907

		835,507

Total Industrials		14,908,479
Information Technology - 0.7%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	340,000	351,475
VeriSign, Inc., 5.25%, 4/1/2025	220,000	230,175

		581,650
IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,665,000	1,688,300
Visa, Inc., 2.80%, 12/14/2022	2,540,000	2,586,365

		4,274,665
Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,660,000	1,693,267

Total Information Technology		6,549,582

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT 4/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.7%
Chemicals - 0.3%
The Dow Chemical Co., 8.55%, 5/15/2019	1,425,000	$1,607,507
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2] , 8.375%, 12/1/2022	285,000	295,331
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	859,000	885,620

		2,788,458
Metals & Mining - 1.2%
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	245,000	248,063
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	3,290,000	3,470,943
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	175,000	183,312
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024	3,264,000	3,412,460
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	210,000	219,450
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	325,000	339,625
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,740,000	1,756,835
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	380,000	389,500
Techniplas LLC[2], 10.00%, 5/1/2020	315,000	289,800

		10,309,988
Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,494,339
Tembec Industries, Inc. (Canada)[2], 9.00%, 12/15/2019	360,000	368,100

		1,862,439

Total Materials.		14,960,885
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
American Tower Corp., 3.30%, 2/15/2021	3,455,000	3,530,734
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	1,200,000	1,299,922
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	600,000	611,820
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	360,000	388,800
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	681,000	674,483
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	240,000	246,000
Welltower, Inc., 4.95%, 1/15/2021	1,560,000	1,679,118

Total Real Estate		8,430,877

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 5.20%, 3/15/2020	3,270,000	3,535,635
CenturyLink, Inc., 7.50%, 4/1/2024	220,000	239,032
Frontier Communications Corp., 11.00%, 9/15/2025	345,000	332,494
Hughes Satellite Systems Corp.[2], 5.25%, 8/1/2026	455,000	462,963
Inmarsat Finance plc (United Kingdom)[2] , 4.875%, 5/15/2022	655,000	661,550
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	490,000	504,700
Verizon Communications, Inc., 4.125%, 3/16/2027	3,210,000	3,282,376

		9,018,750
Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	505,000	534,669
SBA Tower Trust[2], 3.598%, 4/15/2018	1,110,000	1,110,432

		1,645,101

Total Telecommunication Services		10,663,851

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	645,000	675,638
NRG Yield Operating LLC[2], 5.00%, 9/15/2026	220,000	215,600

Total Utilities		891,238

TOTAL CORPORATE BONDS (Identified Cost $166,243,036)		167,662,588

MUTUAL FUNDS - 0.1%
Global X MSCI Argentina ETF	5,390	154,585
iShares MSCI South Korea Capped ETF	8,568	532,073

TOTAL MUTUAL FUNDS
(Identified Cost $667,490)		686,658

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 21.6%

U.S. Treasury Bonds - 3.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,500,000	$9,298,048
U.S. Treasury Bond, 4.75%, 2/15/2037	10,400,000	13,737,755
U.S. Treasury Bond, 2.50%, 2/15/2045	7,600,000	6,925,500
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	6,037,248	5,859,717

Total U.S. Treasury Bonds
(Identified Cost $36,625,389)		35,821,020

U.S. Treasury Notes - 17.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	6,848,108	6,928,676
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	5,945,321	5,958,562
U.S. Treasury Note, 0.75%, 4/15/2018	14,820,000	14,766,737
U.S. Treasury Note, 1.625%, 4/30/2019	18,020,000	18,143,887
U.S. Treasury Note, 1.375%, 4/30/2020	28,134,000	28,057,082
U.S. Treasury Note, 1.375%, 4/30/2021	18,200,000	17,980,326
U.S. Treasury Note, 1.125%, 7/31/2021	41,984,000	40,937,675
U.S. Treasury Note, 1.75%, 4/30/2022	18,474,000	18,397,499
U.S. Treasury Note, 1.625%, 5/15/2026	9,900,000	9,380,250

Total U.S. Treasury Notes
(Identified Cost $160,613,827)		160,550,694

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $197,239,216)		196,371,714

ASSET-BACKED SECURITIES - 3.0%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	292,523	286,672
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	2,600,000	2,580,151
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	3,400,000	3,393,400
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	675,709	671,063
Colony American Homes, Series 2015-1A, Class A2,5, 2.194%, 7/17/2032	1,281,762	1,284,564
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,575,000	1,576,985
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	3,415,000	3,416,370
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[2], 1.05%, 3/20/2020	294,350	294,104
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2],1.59%, 2/22/2021	1,820,063	1,820,101
Home Partners of America Trust, Series 2016-1, Class A2,5, 2.644%, 3/17/2033	985,280	993,316
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	3,900,000	3,893,205
Invitation Homes Trust, Series 2015-SFR3, Class A2,5, 2.294%, 8/17/2032	2,447,857	2,460,392
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	1,400,000	1,401,931
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	1,387,307	1,384,662
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	600,037	600,179
Tricon American Homes Trust, Series 2016-SFR1, Class A2,2.589%, 11/17/2033	1,420,000	1,397,997

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $27,480,107)		27,455,092

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	180,070	185,972
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	3,350,000	3,309,542
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,5], 2.50%, 5/25/2043	1,423,799	1,350,051
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,5], 2.13%, 2/25/2043	1,068,663	995,694
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	394,670	397,925
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.398%, 8/25/2020	17,710,970	590,981
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.194%, 4/25/2021	8,409,292	342,176
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.533%, 10/25/2021	5,663,573	321,340
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.361%, 12/25/2021	8,456,161	437,503

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.474%, 6/25/2022	12,222,995	$764,851
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[5], 3.32%, 2/25/2023	2,900,000	3,050,041
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.212%, 4/25/2023	63,320,710	701,220
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.113%, 5/25/2023	40,088,934	263,729
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[5], 3.06%, 7/25/2023	4,735,000	4,910,270
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[5], 3.458%, 8/25/2023	4,310,000	4,562,391
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.546%, 10/25/2018	8,285,525	153,861
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023.	3,650,000	3,735,997
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,280,000	2,342,202
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.435%, 7/25/2048	750,000	757,349
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.93%, 4/25/2044	885,000	903,318
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	156,470,819	726,729
FREMF Mortgage Trust, Series 2013-K502, Class B2,5, 2.499%, 3/25/2045	2,135,000	2,134,495
FREMF Mortgage Trust, Series 2013-K712, Class B2,5, 3.48%, 5/25/2045	885,000	904,123
FREMF Mortgage Trust, Series 2014-K37, Class B2,5, 4.713%, 1/25/2047	1,977,000	2,131,267
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,5], 3.382%, 12/15/2034	2,300,000	2,350,886
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,5], 3.382%, 12/15/2034	1,000,000	1,012,247
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	112,936	116,306
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,5], 3.00%, 3/25/204T3	768,744	748,699
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,5], 3.50%, 5/25/2043	883,964	897,879
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,5], 3.00%, 6/25/2029	1,229,324	1,239,984
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	2,100,000	2,107,862
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,5], 3.75%, 11/25/2054	1,102,899	1,117,533
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,5], 3.75%, 8/25/2055	1,327,354	1,364,076
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,5], 3.75%, 11/25/2056	1,361,314	1,397,470
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	122,832
SCG Trust, Series 2013-SRP1, Class AJ2,5, 2.944%, 11/15/2026	3,550,000	3,527,700
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	926,137	887,898
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	817,494	808,361
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	1,148,106	1,134,262
Starwood Retail Property Trust, Series 2014-STAR, Class A2,5 , 2.214%, 11/15/2027	2,116,000	2,095,512
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,5], 2.50%, 10/25/2056	2,401,102	2,394,419
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	371,681
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	545,000	578,193
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,188,138	1,191,096
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,5], 3.50%, 1/20/2045	1,315,769	1,334,015
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,5], 3.50%, 3/20/2045	1,298,195	1,327,506

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $63,529,153)		64,099,444

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS - 2.5%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	$1,208,378
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		400,000	464,600
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	390,000	300,803
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	117,573
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	397,121
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,119,938
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	423,375
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	503,547
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	540,115
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	208,305
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	336,639
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	68,159
Norway Government Bond (Norway)[2], 4.25%, 5/19/2017	NOK	1,610,000	187,777
Province of Ontario (Canada), 2.00%, 9/27/2018		1,700,000	1,711,441
Province of Ontario (Canada), 1.25%, 6/17/2019		1,500,000	1,487,285
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	628,140
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,700,000	3,654,601
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	493,746
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	641,054

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $24,219,512)			22,492,597

U.S. GOVERNMENT AGENCIES - 9.6%

Mortgage-Backed Securities - 7.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		439,418	462,233
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		29,202	30,468
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		45,430	48,355
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		304,296	320,098
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		55,945	59,487
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		532,604	560,407
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		36,429	38,870
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,031,673	1,116,116
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		839,863	908,608
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,647,815	1,752,051
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		3,266,545	3,477,246
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		832,969	931,287
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		122,378	138,620
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		270,352	306,127
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		1,006,218	1,139,365
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		584,763	662,632
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		521,406	592,907
Fannie Mae, Pool #889575, 6.00%, 6/1/2038		344,981	390,805
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		1,589,954	1,801,382
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		203,395	230,309
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		68,432	77,488
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039		179,633	200,279
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		1,316,579	1,420,649
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		915,478	1,036,788
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		748,800	847,885
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		1,215,077	1,375,862
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040		761,849	862,660

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,364,428	$1,442,202
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	964,230	1,019,393
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,453,796	2,650,625
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	2,646,725	2,854,062
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,259,010	1,330,786
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,043,264	2,199,117
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,316,158	1,391,215
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	450,937	475,252
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,983,632	3,070,730
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,831,775	1,885,248
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	985,625	1,014,397
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,073,231	1,155,093
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,016,508	1,108,750
Fannie Mae, Pool #AL8674, 5.653%, 1/1/2049	2,857,341	3,199,855
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	127,773	132,062
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	57,976	61,691
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	41,657	44,407
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	31,379	33,654
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	55,924	59,846
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	24,553	26,147
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	950,885	1,032,293
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,231,983	1,333,309
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,946,876	2,075,183
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,399,476	1,491,709
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,991	2,208
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	306,840	347,632
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	363,719	412,543
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	362,291	401,913
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	438,545	486,387
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	186,253	206,546
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	244,504	276,848
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	211,448	240,162
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,635,819	2,843,624
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,551,672	1,639,784
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,718,646	2,873,882
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,999,183	2,059,802
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	975,332	1,027,555
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	976,830	1,029,133
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,378,768	2,559,623
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	642	645

Total Mortgage-Backed Securities
(Identified Cost $67,746,219)		68,284,297

Other Agencies - 2.1%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $19,777,497)	18,685,000	19,159,281

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $87,523,716)		87,443,578

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management[9] , 0.69%,
(Identified Cost $8,628,011)	8,628,011	8,628,011

TOTAL INVESTMENTS - 100.6%
(Identified Cost $871,350,455)		913,725,158
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(5,289,680)

NET ASSETS - 100%		$908,435,478

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	CONTRACTS	VALUE (NOTE 2)
CALL OPTIONS WRITTEN - 0.0%##

Liberty Global plc, Strike $37.50, Expiring May 19, 2017,	450	$(11,250)
Unilever plc, Strike $52.50, Expiring May 19, 2017,	330	(8,250)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $23,096)		(19,500)

PUT OPTIONS WRITTEN - 0.0%##

Facebook, Inc., Strike $131, Expiring May 5, 2017,	125	(375)
Medtronic plc, Strike $77.50, Expiring May 19, 2017,	212	(1,272)
Priceline Group, Inc., Strike $1,650, Expiring May 12, 2017,	9	(1,260)
Unilever plc, Strike $47.50, Expiring May 19, 2017,	330	(3,300)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $49,672)		$(6,207)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $90,606,683 or 10.0%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2017, the total value of such securities was $13,659,652.

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of April 30, 2017.

6The rate shown is a fixed rate as of April 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $259,120 ($57.46 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $248,028, or less than 0.1%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

9Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $871,350,455) (Note 2)	$913,725,158
Receivable for securities sold	19,374,687
Interest receivable	3,213,818
Receivable for fund shares sold	501,724
Foreign tax reclaims receivable	375,720
Dividends receivable	125,796
Prepaid expenses	42,843

TOTAL ASSETS	937,359,746

LIABILITIES:

Accrued management fees (Note 3)	556,954
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	110,694
Accrued shareholder services fees (Class S) (Note 3)	95,417
Accrued fund accounting and administration fees (Note 3)	59,091
Accrued Directors’ fees (Note 3)	8,746
Accrued Chief Compliance Officer service fees (Note 3)	660
Options written, at value (premiums received $72,768) (Note 2)	25,707
Payable for securities purchased	26,438,467
Payable for fund shares repurchased	1,470,776
Other payables and accrued expenses	157,756

TOTAL LIABILITIES	28,924,268

TOTAL NET ASSETS	$908,435,478

NET ASSETS CONSIST OF:
Capital stock	$766,900
Additional paid-in-capital	838,684,764
Undistributed net investment income	3,069,110
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	23,528,305
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	42,386,399

TOTAL NET ASSETS	$908,435,478

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2017 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($467,278,680/ 34,248,011 shares)	$13.64

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($292,630,491/ 28,318,860 shares)	$10.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($27,712,756/ 2,555,194 shares)	$10.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($120,813,551/ 11,567,908 shares)	$10.44

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$6,524,960
Dividends (net of foreign taxes withheld, $117,763)	3,112,222

Total Investment Income	9,637,182

EXPENSES:

Management fees (Note 3)	3,420,809
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	612,154
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	67,736
Shareholder services fees (Class S) (Note 3)	593,398
Fund accounting and administration fees (Note 3)	101,975
Transfer agent fees (Note 3)	71,675
Directors’ fees (Note 3)	37,670
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	45,688
Miscellaneous	153,225

Total Expenses	5,106,259

NET INVESTMENT INCOME	4,530,923

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	24,507,244
Options written	839,840
Foreign currency and translation of other assets and liabilities	(453,942)

24,893,142

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $178)	6,346,105
Options written	10,615
Foreign currency and translation of other assets and liabilities	9,255

6,365,975

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	31,259,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,790,040

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,530,923	$12,773,276
Net realized gain on investments and foreign currency	24,893,142	12,442,255
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,365,975	1,485,694

Net increase from operations	35,790,040	26,701,225

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,397,110)	(4,729,271)
From net investment income (Class I)	(2,387,684)	(9,622,576)
From net investment income (Class R)	(129,110)	(270,283)
From net investment income (Class R2)	(292,166)	(429,546)
From net realized gain on investments (Class S)	(7,345,377)	(1,848,286)
From net realized gain on investments (Class I)	(5,583,639)	(2,787,665)
From net realized gain on investments (Class R)	(510,951)	(137,520)
From net realized gain on investments (Class R2)	(2,410,061)	(532,912)

Total distributions to shareholders	(21,056,098)	(20,358,059)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(75,059,900)	(649,253,761)

Net decrease in net assets	(60,325,958)	(642,910,595)

NET ASSETS:

Beginning of period	968,761,436	1,611,672,031

End of period (including undistributed net investment income of $3,069,110 and $3,744,257,respectively)	$908,435,478	$968,761,436

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.37	$13.15	$14.53	$14.52	$13.28	$12.92

Income (loss) from investment operations:
Net investment income[1]	0.07	0.13	0.15	0.16	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.46	0.23	(0.44)	0.59	1.55	0.77

Total from investment operations	0.53	0.36	(0.29)	0.75	1.69	0.94

Less distributions to shareholders:
From net investment income	(0.06)	(0.10)	(0.12)	(0.12)	(0.13)	(0.20)
From net realized gain on investments	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)	(0.38)

Total distributions to shareholders	(0.26)	(0.14)	(1.09)	(0.74)	(0.45)	(0.58)

Net asset value - End of period	$13.64	$13.37	$13.15	$14.53	$14.52	$13.28

Net assets - End of period (000’s omitted)	$467,279	$511,577	$683,089	$788,276	$793,812	$707,222

Total return[2]	4.08%	2.77%	(1.99%)	5.47%	13.07%	7.73%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.09%[3]	1.07%	1.06%	1.06%	1.06%	1.07%
Net investment income	1.02%[3]	0.97%	1.08%	1.12%	1.04%	1.34%
Series portfolio turnover	40%	67%	56%	53%	52%	47%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.20	$10.07	$11.40	$11.56	$10.67	$10.50

Income (loss) from investment operations:
Net investment income[1]	0.06	0.12	0.14	0.16	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.35	0.18	(0.35)	0.46	1.23	0.62

Total from investment operations	0.41	0.30	(0.21)	0.62	1.37	0.78

Less distributions to shareholders:
From net investment income	(0.08)	(0.13)	(0.15)	(0.16)	(0.16)	(0.23)
From net realized gain on investments	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)	(0.38)

Total distributions to shareholders	(0.28)	(0.17)	(1.12)	(0.78)	(0.48)	(0.61)

Net asset value - End of period	$10.33	$10.20	$10.07	$11.40	$11.56	$10.67

Net assets - End of period (000’s omitted)	$292,630	$299,009	$740,524	$719,847	$614,016	$496,286

Total return[2]	4.18%	3.08%	(1.76%)	5.73%	13.34%	8.06%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.84%[3]	0.82%	0.81%	0.81%	0.81%	0.82%
Net investment income	1.27%[3]	1.24%	1.33%	1.37%	1.28%	1.57%
Series portfolio turnover	40%	67%	56%	53%	52%	47%

[1]Calculated based on average shares outstanding during the periods.
[2]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[3]Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.53	$11.87	$12.00	$11.06	$10.88

Income (loss) from investment operations:
Net investment income[1]	0.04	0.07	0.09	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.38	0.20	(0.36)	0.49	1.28	0.65

Total from investment operations	0.42	0.27	(0.27)	0.59	1.37	0.76

Less distributions to shareholders:
From net investment income	(0.05)	(0.08)	(0.10)	(0.10)	(0.11)	(0.20)
From net realized gain on investments	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)	(0.38)

Total distributions to shareholders	(0.25)	(0.12)	(1.07)	(0.72)	(0.43)	(0.58)

Net asset value - End of period	$10.85	$10.68	$10.53	$11.87	$12.00	$11.06

Net assets - End of period (000’s omitted)	$27,713	$29,499	$39,917	$47,180	$50,280	$39,999

Total return[2]	4.03%	2.55%	(2.30%)	5.24%	12.77%	7.48%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.34%[3]	1.32%	1.31%	1.31%	1.31%	1.33%
Net investment income	0.77%[3]	0.72%	0.83%	0.87%	0.80%	1.04%
Series portfolio turnover	40%	67%	56%	53%	52%	47%

[1]Calculated based on average shares outstanding during the periods.
[2]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[3]Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.29	$10.16	$11.49	$11.65	$10.75	$10.58

Income (loss) from investment operations:
Net investment income[1]	0.01	0.02	0.03	0.04	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.36	0.18	(0.35)	0.47	1.25	0.62

Total from investment operations	0.37	0.20	(0.32)	0.51	1.28	0.68

Less distributions to shareholders:
From net investment income	(0.02)	(0.03)	(0.04)	(0.05)	(0.06)	(0.13)
From net realized gain on investments	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)	(0.38)

Total distributions to shareholders	(0.22)	(0.07)	(1.01)	(0.67)	(0.38)	(0.51)

Net asset value - End of period	$10.44	$10.29	$10.16	$11.49	$11.65	$10.75

Net assets - End of period (000’s omitted)	$120,814	$128,677	$148,143	$150,654	$112,601	$81,457

Total return[2]	3.71%	1.98%	(2.77%)	4.69%	12.27%	6.94%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.84%[3]	1.82%	1.81%	1.81%	1.81%	1.82%
Net investment income	0.27%[3]	0.22%	0.33%	0.37%	0.29%	0.57%
Series portfolio turnover	40%	67%	56%	53%	52%	47%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 Shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,056.40	$5.56	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class I
Actual	$1,000.00	$1,058.20	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$1,054.70	$6.83	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class R2
Actual	$1,000.00	$1,051.90	$9.36	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2017 (unaudited)

Sector Allocation[4]
Information Technology	15.4%
Health Care	9.9%
Consumer Discretionary	8.6%
Financials	6.0%
Consumer Staples	5.8%
Industrials	5.2%
Materials	4.4%
Real Estate	3.4%
Energy	3.4%
Telecommunication Services	1.8%
Utilities	0.2%

[4] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Facebook, Inc. - Class A	2.7%
MasterCard, Inc. - Class A	1.9%
ServiceNow, Inc.	1.8%
The Priceline Group, Inc.	1.6%
Twenty-First Century Fox, Inc. - Class A	1.5%
Monsanto Co.	1.4%
Novartis AG - ADR (Switzerland)	1.3%
Medtronic plc	1.3%
Unilever plc - ADR (United Kingdom)	1.2%
Ambev S.A. - ADR (Brazil)	1.1%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 49.4%

Consumer Discretionary - 7.2%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	1,594,000	$1,013,911
Kroton Educacional S.A. (Brazil)	95,124	450,139

		1,464,050

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	14,330	653,437
Elior Group (France)[1,2]	8,370	208,823
Jollibee Foods Corp. (Philippines)[1]	47,030	197,603

		1,059,863

Household Durables - 0.0%##
LGI Homes, Inc.*	6,990	222,492

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	11,115	10,281,264
MakeMyTrip Ltd. (India)*	4,705	180,672
The Priceline Group, Inc.*	8,240	15,217,797
Zalando SE (Germany)*[1,2]	1,740	76,755

		25,756,488

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	4,700	719,306

Media - 2.7%
Informa plc (United Kingdom)[1]	23,540	195,728
ITV plc (United Kingdom)[1]	81,625	221,990
Liberty Global plc - Class A - ADR (United Kingdom)*	306,126	10,842,983
Megacable Holdings S.A.B. de C.V. (Mexico)	24,400	92,505
Surya Citra Media Tbk PT (Indonesia)[1]	1,414,150	302,599
Twenty-First Century Fox, Inc. - Class A	479,290	14,637,517

		26,293,322

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	192,600	210,456

Specialty Retail - 0.6%
Kingfisher plc (United Kingdom)[1]	1,225,255	5,420,470
Mr Price Group Ltd. (South Africa)[1]	19,220	225,929

		5,646,399

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1] .	230,000	645,545
Burberry Group plc (United Kingdom)[1]	9,350	195,399
lululemon athletica, Inc.*	142,959	7,433,868

		8,274,812

Total Consumer Discretionary		69,647,188

Consumer Staples - 4.9%
Beverages - 2.9%
Ambev S.A. - ADR (Brazil)	1,925,330	11,032,141
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	60,014	6,767,806
Cia Cervecerias Unidas S.A. - ADR (Chile)	6,390	164,670
Diageo plc (United Kingdom)[1]	313,415	9,122,649
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,750	247,610
Treasury Wine Estates Ltd. (Australia)[1]	46,419	416,763

		27,751,639

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	75,120	668,190
Puregold Price Club, Inc. (Philippines)[1]	225,310	188,040
Raia Drogasil S.A. (Brazil)	10,355	219,265
Robinsons Retail Holdings, Inc. (Philippines)[1]	126,560	201,162

		1,276,657

Food Products - 0.4%
Adecoagro S.A. (Argentina)*	47,140	522,783
Danone S.A. (France)[1]	5,333	373,235
Gruma S.A.B de C.V. - Class B (Mexico)	18,600	248,046
Kerry Group plc - Class A (Ireland)[1] .	3,740	306,404
Nestle S.A. (Switzerland)[1]	17,076	1,315,202
Sao Martinho S.A. (Brazil)	25,405	140,790
Tiger Brands Ltd. (South Africa)[1]	15,590	470,847
Universal Robina Corp. (Philippines)[1]	118,910	409,202

		3,786,509

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	4,330	398,956
Unilever Indonesia Tbk PT (Indonesia)[1]	55,600	185,625

		584,581

Personal Products - 1.3%
Amorepacific Corp. (South Korea)[1]	1,110	284,663

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Beiersdorf AG (Germany)[1]	1,640	$163,100
Cosmax, Inc. (South Korea)[1]	1,560	194,705
LG Household & Health Care Ltd. (South Korea)[1]	260	197,718
Unilever plc - ADR (United Kingdom)	220,604	11,325,809

		12,165,995

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	106,010	527,246
Japan Tobacco, Inc. (Japan)[1]	14,300	475,844
KT&G Corp. (South Korea)[1]	2,630	234,540

		1,237,630

Total Consumer Staples		46,803,011

Energy - 1.1%
Energy Equipment & Services - 1.0%
Nabors Industries Ltd.	14,920	154,273
Schlumberger Ltd.	129,876	9,427,699
Tenaris S.A. - ADR (Luxembourg)	5,745	179,416

		9,761,388

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	20,971	201,112
Cosan S.A. Industria e Comercio (Brazil)	25,440	295,513
Galp Energia SGPS S.A. (Portugal)[1]	25,915	402,745
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,880	372,346

		1,271,716

Total Energy		11,033,104

Financials - 1.2%
Banks - 0.2%
Banco Macro S.A. - ADR (Argentina)	2,435	208,728
Bankia S.A. (Spain)[1]	134,075	162,790
BNP Paribas S.A. (France)[1]	3,865	272,781
CaixaBank S.A. (Spain)[1]	35,825	162,662
Credit Agricole S.A. (France)[1]	18,865	280,595
Grupo Financiero Galicia S.A. - ADR (Argentina)	5,885	229,927
ICICI Bank Ltd. - ADR (India)	47,750	409,218
Natixis S.A. (France)[1]	41,045	285,640
Societe Generale S.A. (France)[1]	5,065	277,728

		2,290,069

Capital Markets - 1.0%
BlackRock, Inc.	23,790	9,148,920
JSE Ltd. (South Africa)[1]	22,040	234,851

		9,383,771

Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	63,270	106,373

Total Financials		11,780,213

Health Care - 9.6%
Biotechnology - 3.9%
Biogen, Inc.*	33,320	9,036,717
BioMarin Pharmaceutical, Inc.*	82,540	7,910,634
China Biologic Products, Inc. (China)*	4,750	560,500
Regeneron Pharmaceuticals, Inc.*	25,020	9,720,020
Vertex Pharmaceuticals, Inc.*	88,400	10,457,720

		37,685,591

Health Care Equipment & Supplies - 1.4%
Essilor International S.A. (France)[1]	5,400	699,803
Medtronic plc	149,545	12,425,694
Osstem Implant Co. Ltd. (South Korea)*[1]	6,285	291,291

		13,416,788

Health Care Providers & Services - 1.4%
DaVita, Inc.*	70,420	4,859,684
Express Scripts Holding Co.*[3]	98,190	6,022,975
Fleury S.A. (Brazil)	23,670	396,284
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	5,095	452,280
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	8,640	383,962
KPJ Healthcare Berhad (Malaysia)[1]	359,110	347,290
Odontoprev S.A. (Brazil)	84,680	304,406
Orpea (France)[1]	4,170	425,926
Siloam International Hospitals Tbk PT (Indonesia)*[1]	385,400	395,820

		13,588,627

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V	7,463	224,561
QIAGEN N.V.[1]	5,595	167,605

		392,166

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	88,360	4,952,578
Johnson & Johnson[3]	77,110	9,520,772
Novartis AG - ADR (Switzerland)	164,385	12,662,577

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc	5,570	$411,846

		27,547,773

Total Health Care		92,630,945

Industrials - 3.8%
Aerospace & Defense - 1.3%
Arconic, Inc.	370,130	10,115,653
Korea Aerospace Industries Ltd. (South Korea)[1]	17,129	960,069
LIG Nex1 Co. Ltd. (South Korea)[1]	8,020	568,463
QinetiQ Group plc (United Kingdom)[1]	55,655	211,794
Safran S.A. (France)[1]	4,560	377,545
Thales S.A. (France)[1]	2,030	213,366

		12,446,890

Air Freight & Logistics - 0.7%
FedEx Corp.	38,055	7,219,034

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,661	152,696

Building Products - 0.0%##
Cie de Saint-Gobain (France)[1]	3,855	208,004

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	207,000	279,563
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	3,960	199,641
SPIE S.A. (France)[1]	11,670	323,437

		802,641

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	2,245	190,163
Vinci S.A. (France)[1]	7,310	623,095

		813,258

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	5,230	750,207

Machinery - 0.3%
ANDRITZ AG (Austria)[1]	11,990	662,534
FANUC Corp. (Japan)[1]	970	197,488
GEA Group AG (Germany)[1]	15,795	671,484
Metso OYJ (Finland)[1]	6,370	228,135
Spirax-Sarco Engineering plc (United Kingdom)[1]	5,320	358,224
The Weir Group plc (United Kingdom)[1]	13,330	343,452

		2,461,317

Professional Services - 1.1%
Applus Services S.A. (Spain)[1]	42,865	537,329
Bureau Veritas S.A. (France)[1]	19,695	456,341
Intertek Group plc (United Kingdom)[1]	8,750	460,525
Nielsen Holdings plc	200,890	8,262,606
RELX plc (United Kingdom)[1]	10,940	221,806
SGS S.A. (Switzerland)[1]	180	405,326

		10,343,933

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	14,830	312,853
Brenntag AG (Germany)[1]	7,612	451,253
Howden Joinery Group plc (United Kingdom)[1]	25,320	151,826

		915,932

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,2]	1,785	314,718

Total Industrials		36,428,630

Information Technology - 14.9%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon A.B. (Sweden)[1]	8,850	385,159
Hitachi Ltd. (Japan)[1]	87,000	480,620
Hollysys Automation Technologies Ltd. (China)	11,815	189,513
Keyence Corp. (Japan)[1]	1,918	771,063

		1,826,355

Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. - ADR (China)*	5,410	624,855
Alphabet, Inc. - Class A*[3]	7,830	7,238,992
Alphabet, Inc. - Class C*	8,100	7,338,276
Facebook, Inc. - Class A*	175,700	26,398,925
Just Eat plc (United Kingdom)*[1]	10,790	80,660
MiX Telematics Ltd. - ADR (South Africa)	46,320	292,742
NetEase, Inc. - ADR (China)	885	234,870
Tencent Holdings Ltd. - Class H (China)[1]	254,960	7,988,748

		50,198,068

IT Services - 3.2%
Alten S.A. (France)[1]	2,560	216,954
Altran Technologies S.A. (France)[1]	11,610	194,802
Amdocs Ltd. - ADR	9,090	556,672

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
InterXion Holding N.V. - ADR (Netherlands)*	6,145	$256,001
MasterCard, Inc. - Class A	157,560	18,327,379
Sopra Steria Group (France)[1]	1,355	203,155
Visa, Inc. - Class A3	115,970	10,578,783

		30,333,746

Semiconductors & Semiconductor Equipment - 1.1%
Skyworks Solutions, Inc.	101,110	10,084,711
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	10,340	341,944

		10,426,655

Software - 4.4%
Dassault Systemes S.E. (France)[1]	2,350	209,669
Electronic Arts, Inc.*	71,720	6,800,490
Gemalto N.V. (Netherlands)[1]	7,025	393,306
Microsoft Corp.	154,480	10,575,701
salesforce.com, Inc.*	78,580	6,767,310
ServiceNow, Inc.*	184,380	17,420,222
Sophos Group plc (United Kingdom)[1,2]	53,830	235,778

		42,402,476

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	49,400	7,096,310
Samsung Electronics Co. Ltd. (South Korea)[1]	450	882,193

		7,978,503

Total Information Technology		143,165,803

Materials - 3.0%
Chemicals - 2.1%
Akzo Nobel N.V. (Netherlands)[1]	4,185	366,030
Ashland Global Holdings, Inc.	36,445	4,500,957
Croda International plc (United Kingdom)[1]	6,890	335,842
D&L Industries, Inc. (Philippines)[1]	783,900	200,819
Givaudan S.A. (Switzerland)[1]	300	578,014
Monsanto Co.	118,705	13,842,190
Solvay S.A. (Belgium)[1]	2,070	263,286
Symrise AG (Germany)[1]	4,760	333,240

		20,420,378

Metals & Mining - 0.9%
Antofagasta plc (Chile)[1]	36,110	391,785
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	15,415	185,134
First Quantum Minerals Ltd. (Canada)	39,335	374,893
Freeport-McMoRan, Inc.*	304,860	3,886,965
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	192,190	561,606
Lundin Mining Corp. (Canada)	73,335	391,106
Southern Copper Corp. (Peru)	73,230	2,590,145

		8,381,634

Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	36,200	101,847

Total Materials		28,903,859

Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Agree Realty Corp.	5,130	248,702
Alexandria Real Estate Equities, Inc.	4,505	506,857
American Campus Communities, Inc.	5,550	263,014
American Homes 4 Rent - Class A	12,230	281,901
Apartment Investment & Management Co. - Class A	9,620	420,779
AvalonBay Communities, Inc.	2,815	534,400
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	8,070	133,970
Boston Properties, Inc.	2,190	277,254
Brandywine Realty Trust	19,320	327,860
Brixmor Property Group, Inc.	6,830	134,892
CatchMark Timber Trust, Inc. - Class A	18,960	222,022
Cedar Realty Trust, Inc.	33,450	179,961
Chesapeake Lodging Trust	11,250	262,238
Colony NorthStar, Inc. - Class A	19,280	251,990
Colony Starwood Homes	7,770	268,609
Columbia Property Trust, Inc.	7,890	177,525
Community Healthcare Trust, Inc.	22,670	560,402
CoreCivic, Inc.	13,760	474,032
Crown Castle International Corp.	2,620	247,852
CubeSmart	15,650	396,571
DDR Corp.	11,525	124,585
Digital Realty Trust, Inc.	4,110	471,992
Douglas Emmett, Inc.	7,130	268,587
Education Realty Trust, Inc.	4,516	175,085
EPR Properties	2,720	197,771
Equinix, Inc.	2,200	918,940
Equity Commonwealth*	6,545	209,375
Equity LifeStyle Properties, Inc.	2,305	186,498
Equity Residential	5,580	360,356

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Essex Property Trust, Inc.	625	$152,794
Extra Space Storage, Inc.	1,980	149,549
Forest City Realty Trust, Inc. - Class A	13,585	307,021
GGP, Inc.	14,510	313,561
Global Medical REIT, Inc.	21,290	197,358
HCP, Inc.	7,935	248,762
Healthcare Trust of America, Inc. - Class A	7,970	254,163
Hibernia REIT plc (Ireland)[1]	102,570	142,455
Host Hotels & Resorts, Inc.	11,010	197,630
Klepierre (France)[1]	6,350	249,237
Lamar Advertising Co. - Class A	2,620	188,823
LaSalle Hotel Properties	4,870	139,087
Life Storage, Inc.	4,240	332,374
The Macerich Co.	3,150	196,654
Mid-America Apartment Communities, Inc.	4,220	418,666
National Storage Affiliates Trust	6,515	159,618
Outfront Media, Inc.	14,475	378,666
Physicians Realty Trust	26,320	516,925
Potlatch Corp.	3,935	177,272
Prologis, Inc.	7,855	427,391
Public Storage	1,220	255,444
Regency Centers Corp.	3,463	218,792
Retail Opportunity Investments Corp.	7,225	148,835
Rexford Industrial Realty, Inc.	18,060	450,416
Simon Property Group, Inc.	4,580	756,891
Spirit Realty Capital, Inc.	29,690	279,680
STORE Capital Corp.	12,640	303,234
Sun Communities, Inc.	2,235	186,868
Tanger Factory Outlet Centers, Inc.	5,500	171,545
Terreno Realty Corp.	9,050	279,464
UDR, Inc.	7,090	264,741
Urban Edge Properties	12,590	321,045
Ventas, Inc.	6,475	414,465
Welltower, Inc.	5,470	390,777
Weyerhaeuser Co.	195,325	6,615,658

		25,289,881

Real Estate Management & Development - 0.0%##
First Capital Realty, Inc. (Canada)	8,690	126,303

Total Real Estate		25,416,184

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
Link Net Tbk PT (Indonesia)[1]	244,800	99,176
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	938,200	309,500
Zayo Group Holdings, Inc.*	222,490	7,802,724

		8,211,400

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	50,719	780,565
China Mobile Ltd. - Class H (China)[1]	29,210	310,988

		1,091,553

Total Telecommunication Services		9,302,953

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	8,215	448,046

Independent Power and Renewable Electricity Producers - 0.0%##
China Everbright International Ltd. - Rights (Expires 05/02/2017) (China)*[1]	2,555	—

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	768,000	143,078

Total Utilities		591,124

TOTAL COMMON STOCKS
(Identified Cost $415,465,559)		475,703,014

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS - 14.9%

Non-Convertible Corporate Bonds - 14.9%
Consumer Discretionary - 1.4%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,000,000	$2,126,162

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	555,000	578,588
Lennar Corp., 12.25%, 6/1/2017	740,000	746,734
Meritage Homes Corp., 7.00%, 4/1/2022	250,000	283,750
NVR, Inc., 3.95%, 9/15/2022	1,970,000	2,051,540
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	365,000	375,950
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	310,000	300,700

		4,337,262

Internet & Direct Marketing Retail - 0.3%
The Priceline Group, Inc., 3.60%, 6/1/2026	2,840,000	2,858,917

Media - 0.3%
Comcast Corp., 4.40%, 8/15/2035	1,340,000	1,401,699
CSC Holdings, LLC[2], 10.875%, 10/15/2025	225,000	270,281
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	465,000	477,206
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	320,000	325,600
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	530,000	563,125

		3,037,911

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,361,250

Total Consumer Discretionary		13,721,502

Consumer Staples - 0.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,270,000	3,473,979
PepsiCo, Inc., 3.10%, 7/17/2022	1,340,000	1,387,510

		4,861,489

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	645,000	636,938
CVS Health Corp., 3.50%, 7/20/2022	2,010,000	2,089,079
The Kroger Co., 2.60%, 2/1/2021	1,400,000	1,405,141

		4,131,158

Total Consumer Staples		8,992,647

Energy - 2.3%
Energy Equipment & Services - 0.4%
McDermott International, Inc.[2], 8.00%, 5/1/2021	500,000	520,250
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	2,775,000	2,901,892
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	250,000	251,875

		3,674,017

Oil, Gas & Consumable Fuels - 1.9%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	2,820,000	2,876,095
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024	390,000	435,778
Chevron Corp., 1.79%, 11/16/2018	1,335,000	1,341,684
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	1,320,000	1,397,568
ConocoPhillips Co., 3.35%, 5/15/2025	1,880,000	1,901,479
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	430,000	455,800
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	200,000	209,000
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	495,000	480,150
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	2,650,000	2,746,182
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	1,820,000	2,012,673
NGL Energy Partners LP - NGL Energy Finance Corp.[2], 7.50%, 11/1/2023	265,000	265,000
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	455,000	461,825
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	1,535,000	1,488,950
SemGroup Corp.[2], 6.375%, 3/15/2025	330,000	331,650
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	400,000	402,000

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023		1,190,000	$1,245,643

			18,051,477

Total Energy			21,725,494

Financials - 4.8%
Banks - 2.4%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022		1,600,000	1,616,374
Bank of America Corp., 5.70%, 5/2/2017		1,780,000	1,780,000
Bank of America Corp., 4.00%, 1/22/2025		2,080,000	2,098,714
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021		1,060,000	1,335,116
Citigroup, Inc., 3.875%, 3/26/2025		2,880,000	2,877,108
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,790,000	1,829,765
JPMorgan Chase & Co.[5], 2.776%, 4/25/2023		2,725,000	2,722,152
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		4,900,000	4,825,951
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		2,900,000	3,000,067
Popular, Inc., 7.00%, 7/1/2019		610,000	634,400
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	333,953

			23,053,600

Capital Markets - 1.2%
The Goldman Sachs Group, Inc.[5], 2.654%, 11/29/2023		4,300,000	4,446,415
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,315,000	1,353,607
Morgan Stanley[5], 2.373%, 5/8/2024		2,150,000	2,157,095
Morgan Stanley, 5.00%, 11/24/2025		1,970,000	2,138,642
TD Ameritrade Holding Corp., 2.95%, 4/1/2022		1,400,000	1,425,369

			11,521,128

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024		370,000	366,300

Diversified Financial Services - 0.4%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021		2,375,000	2,510,439
Horizon Pharma, Inc., 6.625%, 5/1/2023		410,000	405,388
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2], 6.25%, 2/1/2022		370,000	384,800
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020		290,000	296,525
LPL Holdings, Inc.[2], 5.75%, 9/15/2025		230,000	233,450

			3,830,602

Insurance - 0.7%
American International Group, Inc., 4.125%, 2/15/2024		1,959,000	2,041,801
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		2,624,000	2,834,555
Prudential Financial, Inc.[5,6], 5.875%, 9/15/2042		1,300,000	1,436,245

			6,312,601

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021		590,000	598,850

Total Financials			45,683,081

Health Care - 0.3%
Biotechnology - 0.2%
AbbVie, Inc., 1.80%, 5/14/2018		1,340,000	1,341,889
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023		470,000	446,500

			1,788,389

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025		245,000	248,062

Health Care Providers & Services - 0.0%##
LifePoint Health, Inc.[2], 5.375%, 5/1/2024		390,000	393,900

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023		530,000	84,800
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023		476,000	454,580

			539,380

Total Health Care			2,969,731

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 1.4%
Aerospace & Defense - 0.1% Arconic, Inc., 5.87%, 2/23/2022	385,000	$415,223

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,8], 10.75%, 4/1/2020	429,286	236,107

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	360,000	370,800
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	230,000	240,350
Southwest Airlines Co., 2.75%, 11/6/2019	995,000	1,011,351
Southwest Airlines Co., 2.65%, 11/5/2020	470,000	475,372

		2,097,873

Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	365,000	375,950

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020 .	290,000	311,982
Covanta Holding Corp., 5.875%, 7/1/2025	375,000	375,000

		686,982

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	1,390,000	1,433,913
Tutor Perini Corp.[2], 6.875%, 5/1/2025	355,000	372,750

		1,806,663

Industrial Conglomerates - 0.6%
General Electric Co.[5], 1.551%, 5/5/2026	3,045,000	2,982,553
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	2,835,000	2,885,202

		5,867,755

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	360,000	373,500
Shape Technologies Group, Inc.[2], 7.625%, 2/1/2020	275,000	281,875
Xerium Technologies, Inc., 9.50%, 8/15/2021	270,000	280,125

		935,500

Trading Companies & Distributors - 0.1%
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	620,000	644,800
International Lease Finance Corp., 6.25%, 5/15/2019	255,000	274,854

		919,654

Total Industrials		13,341,707

Information Technology - 0.6%
Internet Software & Services - 0.1%
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	360,000	372,150
VeriSign, Inc., 5.25%, 4/1/2025	240,000	251,100

		623,250

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,395,000	1,414,522
Visa, Inc., 2.80%, 12/14/2022	2,070,000	2,107,786

		3,522,308

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 3.00%, 5/20/2022	1,380,000	1,407,655

Total Information Technology		5,553,213

Materials - 1.4%
Chemicals - 0.3%
The Dow Chemical Co., 8.55%, 5/15/2019	1,160,000	1,308,567
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2] , 8.375%, 12/1/2022	310,000	321,238
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	1,400,000	1,443,385

		3,073,190

Metals & Mining - 0.9%
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	250,000	253,125
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	2,700,000	2,848,494
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	205,000	214,738
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024.	2,680,000	2,801,897
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	235,000	245,575
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	325,000	339,625

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,390,000	$1,403,448
SunCoke Energy Partners LP -
SunCoke Energy Partners Finance Corp.[2] , 7.375%, 2/1/2020 .	420,000	430,500
Techniplas LLC[2] , 10.00%, 5/1/2020	350,000	322,000

		8,859,402

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,541,529
Tembec Industries, Inc. (Canada)[2] , 9.00%, 12/15/2019	410,000	419,225

		1,960,754

Total Materials		13,893,346

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp., 3.30%, 2/15/2021	2,840,000	2,902,253
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	1,000,000	1,083,268
Crown Castle Towers LLC[2] , 3.222%, 5/15/2022	500,000	509,850
Greystar Real Estate Partners LLC[2] , 8.25%, 12/1/2022	395,000	426,600
GTP Acquisition Partners I LLC[2] , 2.35%, 6/15/2020	550,000	544,737
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	265,000	271,625
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2] , 8.25%, 11/7/2021 .	430,000	430,000
Welltower, Inc., 4.95%, 1/15/2021	1,305,000	1,404,647

Total Real Estate		7,572,980

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc., 5.20%, 3/15/2020	2,690,000	2,908,519
CenturyLink, Inc., 7.50%, 4/1/2024	235,000	255,330
Frontier Communications Corp., 11.00%, 9/15/2025	370,000	356,588
Hughes Satellite Systems Corp.[2] , 5.25%, 8/1/2026	495,000	503,663
Inmarsat Finance plc (United Kingdom)[2] , 4.875%, 5/15/2022	720,000	727,200
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	540,000	556,200
Verizon Communications, Inc., 4.125%, 3/16/2027	2,530,000	2,587,044

		7,894,544

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[2] , 6.625%, 2/15/2023	550,000	582,313

Total Telecommunication Services		8,476,857

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2] , 7.00%, 11/15/2019	710,000	743,725
NRG Yield Operating LLC[2] , 5.00%, 9/15/2026	235,000	230,300

Total Utilities		974,025

TOTAL CORPORATE BONDS
(Identified Cost $141,381,330)		142,904,583

MUTUAL FUNDS - 0.1%
Global X MSCI Argentina ETF	12,730	365,096
iShares MSCI South Korea Capped ETF	12,350	766,935

TOTAL MUTUAL FUNDS
(Identified Cost $1,082,549)		1,132,031

U.S. TREASURY SECURITIES - 18.2%

U.S. Treasury Bonds - 4.0%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,100,000	10,156,330
U.S. Treasury Bond, 4.75%, 2/15/2037	11,600,000	15,322,881
U.S. Treasury Bond, 2.50%, 2/15/2045	8,300,000	7,563,375
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	5,897,098	5,723,688

Total U.S. Treasury Bonds
(Identified Cost $39,704,585)		38,766,274

U.S. Treasury Notes - 14.2%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	5,352,867	5,415,843
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	5,555,890	5,568,263
U.S. Treasury Note, 0.75%, 4/15/2018	10,626,000	10,587,810

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 4/30/2019	14,700,000	$14,801,062
U.S. Treasury Note, 1.375%, 4/30/2020	14,824,000	14,783,471
U.S. Treasury Note, 1.375%, 4/30/2021	14,830,000	14,651,002
U.S. Treasury Note, 1.75%, 4/30/2022	15,313,000	15,249,589
U.S. Treasury Note, 2.00%, 7/31/2022	45,120,000	45,403,760
U.S. Treasury Note, 1.625%, 5/15/2026	10,900,000	10,327,750

Total U.S. Treasury Notes
(Identified Cost $136,583,213)		136,788,550

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $176,287,798)		175,554,824

ASSET-BACKED SECURITIES - 2.2%

CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	2,700,000	2,694,758
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	504,746	501,276
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,675,000	1,677,111
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/2020	2,700,000	2,701,084
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[2], 1.05%, 3/20/2020	228,939	228,747
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	1,417,049	1,417,079
Home Partners of America Trust, Series 2016-1, Class A2,5, 2.644%, 3/17/2033	748,474	754,579
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	2,800,000	2,795,122
Invitation Homes Trust, Series 2015-SFR3, Class A2,5, 2.294%, 8/17/2032	1,566,629	1,574,650
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	1,200,000	1,201,656
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	1,509,994	1,507,115
South Carolina Student Loan Corp., Series 2005, Class A3[5], 1.194%, 12/1/2023	2,416,759	2,411,031
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	527,421	527,546
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,200,000	1,181,406

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $21,172,901)		21,173,160

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	136,680	141,160
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	3,300,000	3,260,146
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,5], 2.50%, 5/25/2043	956,028	906,509
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,5], 2.13%, 2/25/2043	714,130	665,369
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	414,699	418,118
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.398%, 8/25/2020	9,082,549	303,067
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.194%, 4/25/2021	9,637,338	392,145
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.533%, 10/25/2021	4,142,034	235,011
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.361%, 12/25/2021	23,310,177	1,206,017
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.474%, 6/25/2022	11,343,940	709,845

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[5] , 3.32%, 2/25/2023	2,950,000	$3,102,628
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5] , 0.212%, 4/25/2023	45,546,858	504,390
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5] , 0.113%, 5/25/2023	29,318,908	192,877
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[5] , 3.458%, 8/25/2023	3,600,000	3,810,814
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5] , 1.546%, 10/25/2018	5,641,320	104,758
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,500,000	3,582,462
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,500,000	2,568,204
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,291,313	1,293,498
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.435%, 7/25/2048	550,000	555,389
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.93%, 4/25/2044	675,000	688,971
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	80,241,445	372,681
FREMF Mortgage Trust, Series 2013-K712, Class B2,5, 3.48%, 5/25/2045	1,050,000	1,072,688
FREMF Mortgage Trust, Series 2014-K41, Class B2,5, 3.962%, 11/25/2047	1,800,000	1,830,684
FREMF Mortgage Trust, Series 2014-K715, Class B2,5, 4.121%, 2/25/2046	1,750,000	1,826,005
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,5], 3.382%, 12/15/2034	2,100,000	2,146,461
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	78,793	81,144
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,5], 3.00%, 3/25/2043	513,710	500,316
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,5], 3.50%, 5/25/2043	594,976	604,342
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,5], 3.00%, 6/25/2029	1,036,779	1,045,770
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	799,233	799,929
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	1,220,000	1,224,568
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,5], 3.75%, 11/25/2054	838,010	849,130
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,5], 3.75%, 8/25/2055	1,187,633	1,220,489
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,5], 3.75%, 11/25/2056	1,179,805	1,211,140
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	122,832
SCG Trust, Series 2013-SRP1, Class AJ2,5, 2.944%, 11/15/2026	2,600,000	2,583,668
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	696,604	667,842
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	548,024	541,902
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	781,953	772,524
Starwood Retail Property Trust, Series 2014-STAR, Class A2,5, 2.214%, 11/15/2027	1,500,000	1,485,477
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,5], 2.50%, 10/25/2056	2,055,418	2,049,698
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	371,681
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	600,000	636,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		892,627	$894,849
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,5], 3.50%, 1/20/2045		860,310	872,240
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,5], 3.50%, 3/20/2045		865,463	885,004

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $50,510,253)			51,310,984

FOREIGN GOVERNMENT BONDS - 1.9%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,231,322
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		500,000	580,750
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	385,000	296,947
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	117,573
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	365,351
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,439,077
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	414,555
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	503,547
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	512,836
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	208,305
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	336,639
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	68,159
Norway Government Bond (Norway)[2] , 4.25%, 5/19/2017	NOK	1,600,000	186,611
Province of Ontario (Canada), 2.00%, 9/27/2018		1,300,000	1,308,749
Province of Ontario (Canada), 1.25%, 6/17/2019		1,000,000	991,523
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	620,794
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,800,000	2,765,644
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	487,249
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	641,054

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $19,783,616)			18,076,685

U.S. GOVERNMENT AGENCIES - 7.5%

Mortgage-Backed Securities - 5.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		320,485	337,125
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		21,171	22,089
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		33,124	35,257
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		221,939	233,464
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		40,879	43,467
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		388,574	408,859
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		37,181	40,201
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		26,553	28,332
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,319,686	1,427,703
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		597,515	646,424
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,393,604	1,481,760
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		2,323,764	2,343,359
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		61,189	69,310
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		151,061	168,304
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		180,183	204,026
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		670,620	759,360
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		389,731	441,628
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		347,505	395,158
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		20,342	23,047
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		1,160,637	1,314,218
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		33,163	37,552

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	725,920	$808,872
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	115,516	128,793
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	888,691	958,938
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	610,144	690,995
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	667,944	756,329
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	809,821	916,980
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	507,754	574,943
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,307,577	1,382,110
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	915,880	968,278
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,330,726	2,517,684
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,189,065	1,256,854
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,013,471	1,090,775
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,332,148	1,447,376
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,160,649	1,226,837
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,712,393	2,791,572
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	915,887	942,624
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	991,364	1,044,821
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	1,490,452	1,570,820
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	1,491,868	1,572,313
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,976,627	2,155,994
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	2,598,357	2,909,827
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	93,179	96,307
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	42,278	44,987
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	30,384	32,390
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	22,883	24,542
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	40,771	43,630
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	16,639	17,719
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	706,128	766,581
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	876,489	948,578
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	740,494	806,628
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	850,673	920,894
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	744,464	792,093
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,552,986	2,721,238
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	181,860	206,272
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	273,601	303,523
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	331,187	367,317
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,033,903	1,159,898
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	955,096	1,059,803
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	93,127	103,273
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	195,182	221,688
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,503,036	2,700,373
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,368,919	1,446,652
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	1,299,448	1,370,460
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,982,307	2,133,019

Total Mortgage-Backed Securities
(Identified Cost $55,962,480)		56,462,243

Other Agencies - 1.6%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $15,182,442)	14,766,000	15,140,805

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $71,144,922)		71,603,048

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ CONTRACTS	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management[9] , 0.69%,
(Identified Cost $ 7,923,890)	7,923,890	$7,923,890

TOTAL INVESTMENTS - 100.3%
(Identified Cost $ 904,752,818)		965,382,219
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,577,114)

NET ASSETS - 100%		$962,805,105

CALL OPTIONS WRITTEN - 0.0%##

Liberty Global plc, Strike $37.50, Expiring May 19, 2017,	657	$(16,425)
Unilever plc, Strike $52.50, Expiring May 19, 2017,	490	(12,250)

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $33,953)		(28,675)

PUT OPTIONS WRITTEN - 0.0%##

Facebook, Inc., Strike $131, Expiring May 5, 2017,	180	(540)
Medtronic plc, Strike $77.50, Expiring May 19, 2017,	312	(1,872)
Priceline Group, Inc., Strike $1,650, Expiring May 12, 2017,	16	(2,240)
Unilever plc, Strike $47.50, Expiring May 19, 2017,	490	(4,900)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $78,078)		$(9,552)

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $77,720,479 or 8.1%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2017, the total value of such securities was $22,212,863.

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of April 30, 2017.

6The rate shown is a fixed rate as of April 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Represents a Payment-In-Kind bond.

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired March 23, 2017 at a cost of $246,666 ($57.46 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $236,107, or less than 0.1%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

9Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $904,752,818) (Note 2)	$965,382,219
Receivable for securities sold	27,066,877
Interest receivable	3,042,023
Receivable for fund shares sold	592,964
Foreign tax reclaims receivable	503,704
Dividends receivable	179,308
Prepaid and other expenses	46,754

TOTAL ASSETS	996,813,849

LIABILITIES:

Accrued management fees (Note 3)	592,416
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	120,232
Accrued shareholder services fees (Class S) (Note 3)	88,272
Accrued fund accounting and administration fees (Note 3)	59,901
Accrued Directors’ fees (Note 3)	7,709
Accrued Chief Compliance Officer service fees (Note 3)	660
Options written, at value (premiums received $112,031) (Note 2)	38,227
Payable for securities purchased	31,135,171
Payable for fund shares repurchased	1,817,985
Other payables and accrued expenses	148,171

TOTAL LIABILITIES	34,008,744

TOTAL NET ASSETS	$962,805,105

NET ASSETS CONSIST OF:

Capital stock	$778,463
Additional paid-in-capital	861,976,542
Undistributed net investment income	3,214,536
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	36,176,074
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	60,659,490

TOTAL NET ASSETS	$962,805,105

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2017 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($427,961,113/ 24,682,684 shares)	$17.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($377,233,296/ 38,350,706 shares)	$9.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($21,499,625/ 1,907,402 shares)	$11.27

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($136,111,071/ 12,905,494 shares)	$10.55

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Interest	$5,540,239
Dividends (net of foreign taxes withheld, $170,992)	4,541,039

Total Investment Income	10,081,278

EXPENSES:

Management fees (Note 3)	3,701,795
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	693,445
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	55,582
Shareholder services fees (Class S) (Note 3)	566,399
Fund accounting and administration fees (Note 3)	105,578
Transfer agent fees (Note 3)	91,625
Directors’ fees (Note 3)	39,136
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	49,452
Miscellaneous	142,755

Total Expenses	5,447,696

NET INVESTMENT INCOME	4,633,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	36,897,538
Options written	1,242,023
Foreign currency and translation of other assets and liabilities	(455,997)

37,683,564

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $174)	10,104,917
Options written	19,519
Foreign currency and translation of other assets and liabilities	10,838

10,135,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	47,818,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,452,420

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,633,582	$10,779,505
Net realized gain on investments and foreign currency	37,683,564	10,022,758
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,135,274	12,068,214

Net increase from operations	52,452,420	32,870,477

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,398,756)	(3,603,129)
From net investment income (Class I)	(2,929,623)	(7,296,287)
From net investment income (Class R)	(80,408)	(236,226)
From net investment income (Class R2)	(193,316)	(518,657)
From net realized gain on investments (Class S)	(4,473,106)	(9,325,002)
From net realized gain on investments (Class I)	(6,126,665)	(12,363,383)
From net realized gain on investments (Class R)	(333,583)	(789,144)
From net realized gain on investments (Class R2)	(2,181,917)	(3,605,757)

Total distributions to shareholders	(17,717,374)	(37,737,585)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(128,446,245)	(409,275,083)

Net decrease in net assets	(93,711,199)	(414,142,191)

NET ASSETS:

Beginning of period	1,056,516,304	1,470,658,495

End of period (including undistributed net investment income of $3,214,536 and $3,183,057,respectively)	$962,805,105	$1,056,516,304

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.62	$16.42	$18.28	$18.10	$16.01	$15.46

Income (loss) from investment operations:
Net investment income[1]	0.08	0.14	0.16	0.19	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.84	0.37	(0.56)	1.02	2.56	1.01

Total from investment operations	0.92	0.51	(0.40)	1.21	2.73	1.20

Less distributions to shareholders:
From net investment income	(0.05)	(0.09)	(0.11)	(0.13)	(0.14)	(0.19)
From net realized gain on investments	(0.15)	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)

Total distributions to shareholders	(0.20)	(0.31)	(1.46)	(1.03)	(0.64)	(0.65)

Net asset value - End of period	$17.34	$16.62	$16.42	$18.28	$18.10	$16.01

Net assets - End of period (000’s omitted)	$427,961	$498,344	$718,811	$872,014	$820,370	$792,804

Total return[2]	5.64%	3.23%	(2.16%)	7.08%	17.56%	8.26%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.09%[3]	1.07%	1.07%	1.06%	1.06%	1.07%
Net investment income	0.96%[3]	0.86%	0.96%	1.04%	1.03%	1.20%
Series portfolio turnover	48%	63%	66%	65%	64%	58%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.53	$9.57	$11.30	$11.60	$10.50	$10.38

Income (loss) from investment operations:
Net investment income[1]	0.06	0.10	0.12	0.15	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.47	0.21	(0.34)	0.62	1.64	0.66

Total from investment operations	0.53	0.31	(0.22)	0.77	1.78	0.81

Less distributions to shareholders:
From net investment income	(0.07)	(0.13)	(0.16)	(0.17)	(0.18)	(0.23)
From net realized gain on investments	(0.15)	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)

Total distributions to shareholders	(0.22)	(0.35)	(1.51)	(1.07)	(0.68)	(0.69)

Net asset value - End of period	$9.84	$9.53	$9.57	$11.30	$11.60	$10.50

Net assets - End of period (000’s omitted)	$377,233	$386,926	$545,570	$659,331	$547,522	$429,157

Total return[2]	5.82%	3.52%	(1.91%)	7.32%	17.80%	8.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.84%[3]	0.82%	0.82%	0.81%	0.81%	0.82%
Net investment income	1.20%[3]	1.12%	1.22%	1.29%	1.27%	1.45%
Series portfolio turnover	48%	63%	66%	65%	64%	58%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.88	$10.87	$12.62	$12.83	$11.54	$11.36

Income (loss) from investment operations:
Net investment income[1]	0.04	0.06	0.08	0.10	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.54	0.24	(0.38)	0.70	1.82	0.74

Total from investment operations	0.58	0.30	(0.30)	0.80	1.91	0.84

Less distributions to shareholders:
From net investment income	(0.04)	(0.07)	(0.10)	(0.11)	(0.12)	(0.20)
From net realized gain on investments	(0.15)	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)

Total distributions to shareholders	(0.19)	(0.29)	(1.45)	(1.01)	(0.62)	(0.66)

Net asset value - End of period	$11.27	$10.88	$10.87	$12.62	$12.83	$11.54

Net assets - End of period (000’s omitted)	$21,500	$24,692	$40,379	$65,563	$58,700	$38,261

Total return[2]	5.47%	2.93%	(2.39%)	6.81%	17.28%	8.03%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.34%[3]	1.32%	1.32%	1.31%	1.31%	1.33%
Net investment income	0.71%[3]	0.61%	0.71%	0.79%	0.77%	0.90%
Series portfolio turnover	48%	63%	66%	65%	64%	58%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.19	$10.21	$11.95	$12.21	$11.02	$10.86

Income (loss) from investment operations:
Net investment income[1]	0.01	0.01	0.02	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments .	0.51	0.22	(0.36)	0.67	1.73	0.70

Total from investment operations	0.52	0.23	(0.34)	0.70	1.76	0.75

Less distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.05)	(0.06)	(0.07)	(0.13)
From net realized gain on investments	(0.15)	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)

Total distributions to shareholders	(0.16)	(0.25)	(1.40)	(0.96)	(0.57)	(0.59)

Net asset value - End of period	$10.55	$10.19	$10.21	$11.95	$12.21	$11.02

Net assets - End of period (000’s omitted)	$136,111	$146,554	$165,898	$164,191	$124,854	$85,588

Total return[2]	5.19%	2.43%	(2.91%)	6.28%	16.65%	7.51%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.84%[3]	1.82%	1.82%	1.81%	1.81%	1.82%
Net investment income	0.21%[3]	0.11%	0.21%	0.29%	0.27%	0.44%
Series portfolio turnover	48%	63%	66%	65%	64%	58%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,095.90	$5.72	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,096.10	$4.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,094.00	$7.01	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.76	1.35%
Class R2
Actual	$1,000.00	$1,092.00	$9.60	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2017 (unaudited)

Sector Allocation[4]
Information Technology	23.7%
Health Care	19.0%
Consumer Staples	11.9%
Consumer Discretionary	11.6%
Industrials	8.8%
Financials	4.5%
Materials	3.9%
Real Estate	3.6%
Energy	2.4%
Telecommunication Services	1.9%
Utilities	0.1%

[4] Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Facebook, Inc. - Class A	3.1%
ServiceNow, Inc.	2.4%
MasterCard, Inc. - Class A	2.2%
Apple, Inc.	2.1%
The Priceline Group, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Medtronic plc	1.8%
Skyworks Solutions, Inc.	1.7%
Express Scripts Holding Co.	1.6%
Twenty-First Century Fox, Inc. - Class A	1.6%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 85.8%

Consumer Discretionary - 10.9%
Diversified Consumer Services - 1.0%
Fu Shou Yuan International Group Ltd. (China)[1]	1,194,000	$759,479
Houghton Mifflin Harcourt Co.*	523,368	6,018,732
Kroton Educacional S.A. (Brazil)	70,682	334,476

		7,112,687

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	9,095	414,725
Elior Group (France)[1,2]	6,360	158,676
Jollibee Foods Corp. (Philippines)[1]	35,120	147,562

		720,963

Household Durables - 0.0%##
LGI Homes, Inc.*	2,255	71,777

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	9,050	8,371,159
MakeMyTrip Ltd. (India)*	3,570	137,088
The Priceline Group, Inc.*	7,180	13,260,168
Zalando SE (Germany)*[1,2]	1,315	58,008

		21,826,423

Leisure Products - 0.1%
Shimano, Inc. (Japan)[1]	3,400	520,349

Media - 2.7%
Informa plc (United Kingdom)[1]	17,580	146,172
ITV plc (United Kingdom)[1]	61,925	168,413
Liberty Global plc - Class A - ADR (United Kingdom)*	187,272	6,633,174
Megacable Holdings S.A.B. de C.V. (Mexico)	18,500	70,137
Surya Citra Media Tbk PT (Indonesia)[1]	1,070,000	228,958
Twenty-First Century Fox, Inc. - Class A	364,645	11,136,258

		18,383,112

Multiline Retail - 0.0%##
Matahari Department Store Tbk PT (Indonesia)[1]	146,800	160,410

Specialty Retail - 2.9%
AutoZone, Inc.*	8,700	6,022,053
Kingfisher plc (United Kingdom)[1]	1,740,500	7,699,889
Mr Price Group Ltd. (South Africa)[1]	14,510	170,564
O’Reilly Automotive, Inc.*	24,020	5,960,563

		19,853,069

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd. (China)[1]	173,000	485,562
Burberry Group plc (United Kingdom)[1]	6,990	146,079
lululemon athletica, Inc.*	122,531	6,371,612

		7,003,253

Total Consumer Discretionary		75,652,043

Consumer Staples - 11.5%
Beverages - 5.5%
Ambev S.A. - ADR (Brazil)	1,860,014	10,657,880
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	80,598	9,089,074
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,810	123,954
The Coca-Cola Co.	167,240	7,216,406
Diageo plc (United Kingdom)[1]	356,950	10,389,833
Fomento Economico Mexicano S.A.B.de C.V. - ADR (Mexico)	1,840	165,674
Treasury Wine Estates Ltd. (Australia)[1] .	34,669	311,271

		37,954,092

Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	56,910	506,212
Puregold Price Club, Inc. (Philippines)[1] .	168,270	140,435
Raia Drogasil S.A. (Brazil)	7,870	166,646
Robinsons Retail Holdings, Inc. (Philippines)[1]	94,520	150,235
Sprouts Farmers Market, Inc.*	203,500	4,540,085

		5,503,613

Food Products - 2.8%
Adecoagro S.A. (Argentina)*	36,740	407,447
Campbell Soup Co.	173,475	9,981,751
Danone S.A. (France)[1]	4,041	282,813
Gruma S.A.B de C.V. - Class B (Mexico)	12,620	168,298
Kerry Group plc - Class A (Ireland)[1]	2,835	232,261
Nestle S.A. (Switzerland)[1]	101,962	7,853,165
Sao Martinho S.A. (Brazil)	19,270	106,791
Tiger Brands Ltd. (South Africa)[1]	7,530	227,420
Universal Robina Corp. (Philippines)[1]	89,000	306,274

		19,566,220

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	3,250	299,448

Unilever Indonesia Tbk PT (Indonesia)[1]	41,600	138,885

		438,333

Personal Products - 2.2%
Amorepacific Corp. (South Korea)[1]	840	215,421
Beiersdorf AG (Germany)[1]	67,480	6,710,981

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Cosmax, Inc. (South Korea)[1]	1,185	$147,901
LG Household & Health Care Ltd. (South Korea)[1]	195	148,289
Unilever plc - ADR (United Kingdom)	155,545	7,985,680

		15,208,272

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	78,850	392,164
Japan Tobacco, Inc. (Japan)[1]	10,800	359,378
KT&G Corp. (South Korea)[1]	1,960	174,790

		926,332

Total Consumer Staples		79,596,862

Energy - 1.7%
Energy Equipment & Services - 1.6%
Nabors Industries Ltd.	11,355	117,411
Schlumberger Ltd.	150,688	10,938,442
Tenaris S.A. - ADR (Luxembourg)	4,375	136,631

		11,192,484

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	15,755	151,091
Cosan S.A. Industria e Comercio (Brazil)	12,525	145,491
Galp Energia SGPS S.A. (Portugal)[1]	19,720	306,469
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,235	283,318

		886,369

Total Energy		12,078,853

Financials - 3.2%
Banks - 1.2%
Banco Macro S.A. - ADR (Argentina)	1,850	158,582
Bankia S.A. (Spain)[1]	2,789,925	3,387,442
BNP Paribas S.A. (France)[1]	2,930	206,791
CaixaBank S.A. (Spain)[1]	763,770	3,467,857
Credit Agricole S.A. (France)[1]	14,295	212,622
Grupo Financiero Galicia S.A. - ADR (Argentina)	4,470	174,643
ICICI Bank Ltd. - ADR (India)	33,350	285,809
Natixis S.A. (France)[1]	31,100	216,431
Societe Generale S.A. (France)[1]	3,835	210,284

		8,320,461

Capital Markets - 2.0%
BlackRock, Inc.	19,840	7,629,869
The Charles Schwab Corp.	160,480	6,234,648
JSE Ltd. (South Africa)[1]	16,280	173,475

		14,037,992

Consumer Finance - 0.0%##
Gentera S.A.B. de C.V. (Mexico)	48,160	80,969

Total Financials		22,439,422

Health Care - 18.6%
Biotechnology - 4.2%
Biogen, Inc.*	20,870	5,660,153
BioMarin Pharmaceutical, Inc.*	65,865	6,312,502
China Biologic Products, Inc. (China)*	3,550	418,900
Regeneron Pharmaceuticals, Inc.*	23,655	9,189,731
Vertex Pharmaceuticals, Inc.*	65,180	7,710,794

		29,292,080

Health Care Equipment & Supplies - 2.6%
Essilor International S.A. (France)[1]	4,060	526,148
Intuitive Surgical, Inc.*	6,100	5,098,807
Medtronic plc.	144,080	11,971,607
Osstem Implant Co. Ltd. (South Korea)*[1]	4,780	221,539

		17,818,101

Health Care Providers & Services - 3.9%
DaVita, Inc.*	103,325	7,130,458
Express Scripts Holding Co.*	182,640	11,203,138
Fleury S.A. (Brazil)	17,760	297,338
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	79,873	7,090,275
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	6,545	290,860
KPJ Healthcare Berhad (Malaysia)[1]	258,230	249,730
Odontoprev S.A. (Brazil)	62,060	223,092
Orpea (France)[1]	3,170	323,786
Siloam International Hospitals Tbk PT (Indonesia)*[1]	244,200	250,802

		27,059,479

Health Care Technology - 0.5%
Cerner Corp.*	53,330	3,453,118

Life Sciences Tools & Services - 2.2%
QIAGEN N.V	260,173	7,828,605
QIAGEN N.V.[1]	4,208	126,060
Thermo Fisher Scientific, Inc.	45,240	7,479,529

		15,434,194

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	108,735	6,094,597
Johnson & Johnson	67,795	8,370,649
Novartis AG - ADR (Switzerland)	130,805	10,075,909

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc	148,975	$11,015,211

		35,556,366

Total Health Care		128,613,338

Industrials - 8.2%
Aerospace & Defense - 1.9%
Arconic, Inc.	203,845	5,571,084
Korea Aerospace Industries Ltd. (South Korea)[1]	13,002	728,753
LIG Nex1 Co. Ltd. (South Korea)[1]	6,090	431,663
QinetiQ Group plc (United Kingdom)[1]	42,415	161,409
Safran S.A. (France)[1]	75,095	6,217,487
Thales S.A. (France)[1]	1,535	161,339

		13,271,735

Air Freight & Logistics - 1.5%
FedEx Corp.	54,640	10,365,208

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,255	115,372

Building Products - 0.9%
Cie de Saint-Gobain (France)[1]	2,910	157,015
Masco Corp.	154,920	5,735,138

		5,892,153

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	159,000	214,737
KEPCO Plant Service & Engineering
Co. Ltd. (South Korea)[1]	2,920	147,210
SPIE S.A. (France)[1]	8,865	245,696

		607,643

Construction & Engineering - 1.5%
Eiffage S.A. (France)[1]	1,700	143,999
Vinci S.A. (France)[1]	124,040	10,573,003

		10,717,002

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	3,955	567,317

Machinery - 0.3%
ANDRITZ AG (Austria)[1]	8,960	495,105
FANUC Corp. (Japan)[1]	691	140,685
GEA Group AG (Germany)[1]	11,970	508,874
Metso OYJ (Finland)[1]	4,770	170,833
Spirax-Sarco Engineering plc (United Kingdom)[1]	3,980	267,995
The Weir Group plc (United Kingdom)[1]	10,035	258,555

		1,842,047

Professional Services - 1.8%
Applus Services S.A. (Spain)[1]	32,550	408,026
Bureau Veritas S.A. (France)[1]	14,960	346,629
Intertek Group plc (United Kingdom)[1]	6,610	347,893
Nielsen Holdings plc	260,120	10,698,736
RELX plc (United Kingdom)[1]	8,170	165,645
SGS S.A. (Switzerland)[1]	140	315,253

		12,282,182

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	11,080	233,743
Brenntag AG (Germany)[1]	5,762	341,582
Howden Joinery Group plc (United Kingdom)[1]	18,795	112,700

		688,025

Transportation Infrastructure - 0.0%##
Aena S.A. (Spain)[1,2]	1,355	238,904

Total Industrials		56,587,588

Information Technology - 23.1%
Electronic Equipment, Instruments & Components - 0.9%
FLIR Systems, Inc	141,040	5,180,399
Hexagon A.B. (Sweden)[1]	6,690	291,154
Hitachi Ltd. (Japan)[1]	66,000	364,608
Hollysys Automation Technologies Ltd. (China)	8,930	143,237
Keyence Corp. (Japan)[1]	1,492	599,805

		6,579,203

Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. - ADR (China)*	4,095	472,972
Alphabet, Inc. - Class A*	8,295	7,668,894
Alphabet, Inc. - Class C*	8,980	8,135,521
Facebook, Inc. - Class A*	141,610	21,276,902
Just Eat plc (United Kingdom)*[1]	7,700	57,561
MiX Telematics Ltd. - ADR (South Africa)	15,025	94,958
NetEase, Inc. - ADR (China)	670	177,811
Tencent Holdings Ltd. - Class H (China)[1]	226,590	7,099,821

		44,984,440

IT Services - 5.0%
Alten S.A. (France)[1]	1,950	165,258
Altran Technologies S.A. (France)[1]	8,850	148,493
Amdocs Ltd. - ADR	107,790	6,601,060
InterXion Holding N.V. - ADR (Netherlands)*	2,350	97,901
MasterCard, Inc. - Class A	127,085	14,782,527
Sopra Steria Group (France)[1]	1,030	154,428
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	137,700	$12,560,994

		34,510,661

Semiconductors & Semiconductor Equipment - 1.7%
Skyworks Solutions, Inc.	116,680	11,637,663
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,810	258,277

		11,895,940

Software - 6.9%
CDK Global, Inc.	72,305	4,700,548
Dassault Systemes S.E. (France)[1]	1,775	158,367
Electronic Arts, Inc.*	71,730	6,801,439
Gemalto N.V. (Netherlands)[1]	5,345	299,248
Microsoft Corp.	159,940	10,949,493
salesforce.com, Inc.*	96,470	8,307,996
ServiceNow, Inc.*	170,445	16,103,644
Sophos Group plc (United Kingdom)[1,2]	40,620	177,917

		47,498,652

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	97,800	14,048,970
Samsung Electronics Co. Ltd. (South Korea)[1]	345	676,348

		14,725,318

Total Information Technology		160,194,214

Materials - 3.5%
Chemicals - 2.5%
Akzo Nobel N.V. (Netherlands)[1]	3,165	276,818
Ashland Global Holdings, Inc.	36,365	4,491,077
Croda International plc (United Kingdom)[1]	5,150	251,028
D&L Industries, Inc. (Philippines)[1]	586,700	150,300
Givaudan S.A. (Switzerland)[1]	220	423,877
Monsanto Co.	92,660	10,805,083
Solvay S.A. (Belgium)[1]	1,550	197,146
Symrise AG (Germany)[1]	3,490	244,330

		16,839,659

Metals & Mining - 1.0%
Antofagasta plc (Chile)[1]	27,455	297,881
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	11,695	140,457
First Quantum Minerals Ltd. (Canada)	29,670	282,778
Freeport-McMoRan, Inc.*	266,500	3,397,875
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	144,910	423,447
Lundin Mining Corp. (Canada)	55,060	293,643
Southern Copper Corp. (Peru)	62,430	2,208,149

		7,044,230

Paper & Forest Products - 0.0%##
Duratex S.A. (Brazil)	27,200	76,526

Total Materials		23,960,415

Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Agree Realty Corp.	1,875	90,900
Alexandria Real Estate Equities, Inc.	1,730	194,642
American Campus Communities, Inc.	2,120	100,467
American Homes 4 Rent - Class A	4,675	107,759
American Tower Corp.	37,115	4,674,263
Apartment Investment & Management Co. - Class A	3,535	154,621
AvalonBay Communities, Inc.	1,075	204,078
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,865	47,562
Boston Properties, Inc.	790	100,014
Brandywine Realty Trust	6,965	118,196
Brixmor Property Group, Inc.	2,625	51,844
CatchMark Timber Trust, Inc. - Class A .	6,215	72,778
Cedar Realty Trust, Inc.	12,555	67,546
Chesapeake Lodging Trust	4,065	94,755
Colony NorthStar, Inc. - Class A	7,402	96,744
Colony Starwood Homes	2,970	102,673
Columbia Property Trust, Inc.	2,635	59,288
Community Healthcare Trust, Inc.	7,510	185,647
CoreCivic, Inc.	5,005	172,422
Crown Castle International Corp.	1,005	95,073
CubeSmart	5,860	148,493
DDR Corp.	4,300	46,483
Digital Realty Trust, Inc.	1,485	170,537
Douglas Emmett, Inc.	2,565	96,624
Education Realty Trust, Inc.	1,726	66,917
EPR Properties	1,010	73,437
Equinix, Inc.	830	346,691
Equity Commonwealth*	2,420	77,416
Equity LifeStyle Properties, Inc.	885	71,605
Equity Residential	2,130	137,555
Essex Property Trust, Inc.	235	57,450
Extra Space Storage, Inc.	710	53,626
Forest City Realty Trust, Inc. - Class A	5,220	117,972
GGP, Inc.	5,190	112,156
Global Medical REIT, Inc.	7,670	71,101
HCP, Inc.	3,045	95,461
Healthcare Trust of America, Inc. - Class A	3,060	97,583

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)[1]	38,500	$53,471
Host Hotels & Resorts, Inc.	3,705	66,505
Klepierre (France)[1]	2,190	85,957
Lamar Advertising Co. - Class A	1,005	72,430
LaSalle Hotel Properties	1,740	49,694
Life Storage, Inc.	1,460	114,449
The Macerich Co.	1,150	71,794
Mid-America Apartment Communities, Inc.	1,550	153,776
National Storage Affiliates Trust	2,445	59,902
Outfront Media, Inc.	5,365	140,348
Physicians Realty Trust	10,120	198,757
Potlatch Corp.	1,510	68,026
Prologis, Inc.	2,960	161,054
Public Storage	440	92,127
Regency Centers Corp.	1,294	81,755
Retail Opportunity Investments Corp.	2,775	57,165
Rexford Industrial Realty, Inc.	6,135	153,007
SBA Communications Corp.*	41,125	5,201,901
Simon Property Group, Inc.	1,645	271,853
Spirit Realty Capital, Inc.	10,975	103,384
STORE Capital Corp.	4,635	111,194
Sun Communities, Inc.	860	71,905
Tanger Factory Outlet Centers, Inc.	2,000	62,380
Terreno Realty Corp.	3,410	105,301
UDR, Inc.	2,710	101,191
Urban Edge Properties	4,765	121,508
Ventas, Inc.	2,435	155,864
Welltower, Inc.	2,060	147,166
Weyerhaeuser Co.	201,972	6,840,792

		23,607,035

Real Estate Management & Development - 0.0%##
First Capital Realty, Inc. (Canada)	2,925	42,513

Total Real Estate		23,649,548

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.5%
Link Net Tbk PT (Indonesia)[1]	185,600	75,193
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	715,000	235,869
Zayo Group Holdings, Inc.*	285,260	10,004,068

		10,315,130

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	37,100	570,969
China Mobile Ltd. - Class H (China)[1]	21,000	223,579

		794,548

Total Telecommunication Services		11,109,678

Utilities - 0.1%
Electric Utilities - 0.1%
Pampa Energia S.A. - ADR (Argentina)*	6,240	340,330

Independent Power and Renewable Electricity Producers - 0.0%##
China Everbright International Ltd. -
Rights (Expires 05/02/2017) (China)*[1]	1,963	—

Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1] .	598,000	111,407

Total Utilities		451,737

TOTAL COMMON STOCKS
(Identified Cost $526,547,579)		594,333,698

CORPORATE BONDS - 4.2%
Non-Convertible Corporate Bonds - 4.2%
Consumer Discretionary - 0.5%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	565,000	600,641

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	200,000	208,500
Lennar Corp., 12.25%, 6/1/2017	165,000	166,501
Meritage Homes Corp., 7.00%, 4/1/2022	90,000	102,150
NVR, Inc., 3.95%, 9/15/2022	375,000	390,522
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	130,000	133,900
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	110,000	106,700

		1,108,273

Internet & Direct Marketing Retail - 0.1%
The Priceline Group, Inc., 3.60%, 6/1/2026	500,000	503,330

Media - 0.1%
Comcast Corp., 4.40%, 8/15/2035	250,000	261,511
Sirius XM Radio, Inc.[2] , 5.375%, 4/15/2025	170,000	174,462
VTR Finance B.V. (Chile)[2] ,6.875%, 1/15/2024	200,000	212,500

		648,473

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.0%##
Dollar General Corp., 3.25%, 4/15/2023	300,000	$303,625

Total Consumer Discretionary		3,164,342

Consumer Staples - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	430,000	658,066
PepsiCo, Inc., 3.10%, 7/17/2022	150,000	155,318

		813,384

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	230,000	227,125
CVS Health Corp., 3.50%, 7/20/2022	400,000	415,737
The Kroger Co., 2.60%, 2/1/2021	300,000	301,102

		943,964

Total Consumer Staples		1,757,348

Energy - 0.6%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[2], 8.00%, 5/1/2021	175,000	182,087
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	540,000	564,693
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	90,000	90,675

		837,455

Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	600,000	611,935
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024	170,000	189,955
Chevron Corp., 1.79%, 11/16/2018	300,000	301,502
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	180,000	190,577
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	155,000	164,300
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	70,000	73,150
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	175,000	169,750
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	600,000	621,777
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	200,000	221,173
NGL Energy Partners LP - NGL Energy Finance Corp.[2], 7.50%, 11/1/2023	95,000	95,000
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	105,000	106,575
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	300,000	291,000
SemGroup Corp.[2], 6.375%, 3/15/2025	120,000	120,600
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	140,000	140,700
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	250,000	261,690

		3,559,684

Total Energy		4,397,139

Financials - 1.2%
Banks - 0.5%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	400,000	404,094
Bank of America Corp., 4.00%, 1/22/2025	400,000	403,599
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	200,000	251,908
Citigroup, Inc., 3.875%, 3/26/2025	600,000	599,397
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	398,664
JPMorgan Chase & Co.[4], 2.776%, 4/25/2023	520,000	519,457
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	591,000	611,393
Popular, Inc., 7.00%, 7/1/2019	215,000	223,600

		3,412,112

Capital Markets - 0.3%
The Goldman Sachs Group, Inc.[4], 2.654%, 11/29/2023	580,000	599,749
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	300,000	308,808
Morgan Stanley[4], 2.373%, 5/8/2024	500,000	501,650
Morgan Stanley, 5.00%, 11/24/2025	400,000	434,242

		1,844,449

Consumer Finance - 0.0%##
Navient Corp., 6.125%, 3/25/2024	135,000	133,650

Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	455,000	480,947
Horizon Pharma, Inc., 6.625%, 5/1/2023	180,000	177,975
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2], 6.25%, 2/1/2022	130,000	135,200
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	160,000	163,600
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	85,000	86,275

		1,043,997

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.3%
American International Group, Inc., 4.125%, 2/15/2024	400,000	$416,907
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,026,230
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	300,000	331,441

		1,774,578

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	210,000	213,150

Total Financials		8,421,936

Health Care - 0.1%
Biotechnology - 0.1%
AbbVie, Inc., 1.80%, 5/14/2018	300,000	300,423
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	210,000	199,500

		499,923

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	85,000	86,063

Health Care Providers & Services - 0.0%##
LifePoint Health, Inc.[2], 5.375%, 5/1/2024	135,000	136,350

Pharmaceuticals - 0.0%##
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	185,000	29,600
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	150,000	143,250

		172,850

Total Health Care		895,186

Industrials - 0.5%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	215,000	231,877

Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	145,000	149,350
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	85,000	88,825

		238,175

Building Products - 0.0%##
Airxcel, Inc.[2], 8.50%, 2/15/2022	130,000	133,900

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis
Finance Corp.[2], 9.75%, 5/15/2020	105,000	112,959
Covanta Holding Corp., 5.875%, 7/1/2025	140,000	140,000

		252,959

Construction & Engineering - 0.1%
Fluor Corp., 3.50%, 12/15/2024	300,000	309,478
Tutor Perini Corp.[2], 6.875%, 5/1/2025	125,000	131,250

		440,728

Industrial Conglomerates - 0.2%
General Electric Co.[4], 1.551%, 5/5/2026	575,000	563,208
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	600,000	610,625

		1,173,833

Machinery - 0.1%
Meritor, Inc., 6.25%, 2/15/2024	130,000	134,875
Shape Technologies Group, Inc.[2], 7.625%, 2/1/2020	100,000	102,500
Xerium Technologies, Inc., 9.50%, 8/15/2021	95,000	98,562

		335,937

Trading Companies & Distributors - 0.1%
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021.	320,000	332,800
International Lease Finance Corp., 6.25%, 5/15/2019	90,000	97,007

		429,807

Total Industrials		3,237,216

Information Technology - 0.2%
Internet Software & Services - 0.0%##
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	130,000	134,388
VeriSign, Inc., 5.25%, 4/1/2025	85,000	88,931

		223,319

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	300,000	304,198
Visa, Inc., 2.80%, 12/14/2022	400,000	407,302

		711,500

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 3.00%, 5/20/2022	300,000	306,012

Total Information Technology		1,240,831

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.4%
Chemicals - 0.1%
The Dow Chemical Co., 8.55%, 5/15/2019	300,000	$338,422
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	110,000	113,988

		452,410

Metals & Mining - 0.3%
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	475,000	501,124
Glencore Funding LLC (Switzerland)[2], 4.625%, 4/29/2024	470,000	491,378
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	75,000	78,375
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	209,000
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	280,000	282,709
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2] , 7.375%, 2/1/2020	150,000	153,750
Techniplas LLC[2], 10.00%, 5/1/2020	125,000	115,000

		1,831,336

Paper & Forest Products - 0.0%##
Domtar Corp., 4.40%, 4/1/2022	220,000	230,705
Tembec Industries, Inc. (Canada)[2] , 9.00%, 12/15/2019	145,000	148,262

		378,967

Total Materials.		2,662,713

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
American Tower Corp., 3.30%, 2/15/2021	600,000	613,152
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	200,000	216,654
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	100,000	101,970
Greystar Real Estate Partners LLC[2] , 8.25%, 12/1/2022	140,000	151,200
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	95,000	97,375

Total Real Estate		1,180,351

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 5.20%, 3/15/2020	500,000	540,617
CenturyLink, Inc., 7.50%, 4/1/2024	85,000	92,354
Frontier Communications Corp., 11.00%, 9/15/2025	135,000	130,106
Hughes Satellite Systems Corp.[2], 5.25%, 8/1/2026	175,000	178,062
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	255,000	257,550
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	190,000	195,700
Verizon Communications, Inc., 4.125%, 3/16/2027	475,000	485,710

		1,880,099

Wireless Telecommunication Services - 0.0%##
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	235,000	248,806

Total Telecommunication Services		2,128,905

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019.	215,000	225,213
NRG Yield Operating LLC[2], 5.00%, 9/15/2026	85,000	83,300

Total Utilities		308,513

TOTAL CORPORATE BONDS
(Identified Cost $29,326,451)		29,394,480

MUTUAL FUNDS - 0.1%
Global X MSCI Argentina ETF	15,170	435,075
iShares MSCI South Korea Capped ETF	9,398	583,616

TOTAL MUTUAL FUNDS
(Identified Cost $954,709)		1,018,691

U.S. TREASURY SECURITIES - 7.3%

U.S. Treasury Bonds - 1.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,530,000	3,619,087
U.S. Treasury Bond, 4.75%, 2/15/2037	4,100,000	5,415,846
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,528,098	2,453,756

Total U.S. Treasury Bonds
(Identified Cost $11,713,055)		11,488,689

U.S. Treasury Notes - 5.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,215,711	2,241,779
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	2,247,938	2,252,944

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2017

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.00%, 7/31/2022	34,500,000	$34,716,971

Total U.S. Treasury Notes
(Identified Cost $39,243,115)		39,211,694

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $50,956,170)		50,700,383

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management[6] , 0.69%,
(Identified Cost $ 6,621,272)	6,621,272	6,621,272

TOTAL INVESTMENTS - 98.4%
(Identified Cost $ 614,406,181)		682,068,524

OTHER ASSETS, LESS LIABILITIES - 1.6%		11,033,261

NET ASSETS - 100%		$693,101,785

ADR - American Depositary Receipt

ETF - Exchange-traded fund

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $9,349,625 or 1.3%, of the Series’ net assets as of April 30, 2017 (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4The coupon rate is floating and is the effective rate as of April 30, 2017.

5The rate shown is a fixed rate as of April 30, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

6Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2017 (unaudited)

ASSETS:

Investments, at value (identified cost $614,406,181) (Note 2)	$682,068,524
Receivable for securities sold	13,303,088
Receivable for fund shares sold	718,743
Interest receivable	645,242
Foreign tax reclaims receivable	582,794
Dividends receivable	216,232
Prepaid expenses	38,540

TOTAL ASSETS	697,573,163

LIABILITIES:

Accrued management fees (Note 3)	424,413
Accrued shareholder services fees (Class S) (Note 3)	66,070
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2)(Note 3)	51,793
Accrued fund accounting and administration fees (Note 3)	33,421
Accrued Directors’ fees (Note 3)	2,617
Accrued Chief Compliance Officer service fees (Note 3)	660
Payable for fund shares repurchased	2,390,400
Payable for securities purchased	1,363,480
Other payables and accrued expenses	138,524

TOTAL LIABILITIES	4,471,378

TOTAL NET ASSETS	$693,101,785

NET ASSETS CONSIST OF:

Capital stock	$498,676
Additional paid-in-capital	595,446,835
Undistributed net investment income	2,029,035
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	27,497,669
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	67,629,570

TOTAL NET ASSETS	$693,101,785

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2017 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($322,872,130/ 16,062,583 shares)	$20.10

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($295,440,717/ 27,446,548 shares)	$10.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($21,228,205/ 1,602,042 shares)	$13.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($53,560,733/ 4,756,438 shares)	$11.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $214,915)	$5,281,050
Interest	913,084

Total Investment Income	6,194,134

EXPENSES:

Management fees (Note 3)	2,636,866
Shareholder services fees (Class S) (Note 3)	421,287
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	264,847
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	52,670
Transfer agent fees (Note 3)	92,332
Fund accounting and administration fees (Note 3)	67,135
Directors’ fees (Note 3)	24,915
Chief Compliance Officer service fees (Note 3)	1,929
Custodian fees	34,757
Miscellaneous	127,408

Total Expenses	3,724,146

NET INVESTMENT INCOME	2,469,988

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	31,033,773
Foreign currency and translation of other assets and liabilities	(16,766)

31,017,007

Net change in unrealized appreciation (depreciation) on-
Investments	30,339,669
Foreign currency and translation of other assets and liabilities	5,727

30,345,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	61,362,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,832,391

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,469,988	$1,631,301
Net realized gain on investments and foreign currency	31,017,007	18,712,844
Net change in unrealized appreciation (depreciation) on investments and foreign currency	30,345,396	3,782,579

Net increase from operations	63,832,391	24,126,724

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(504,835)
From net investment income (Class I)	(439,069)	(2,578,578)
From net investment income (Class R)	—	(2,397)
From net realized gain on investments (Class S)	(6,935,192)	(4,922,030)
From net realized gain on investments (Class I)	(10,704,497)	(7,283,833)
From net realized gain on investments (Class R)	(649,065)	(432,975)
From net realized gain on investments (Class R2)	(1,844,784)	(1,010,562)

Total distributions to shareholders	(20,572,607)	(16,735,210)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(96,137,260)	(244,745,906)

Net decrease in net assets	(52,877,476)	(237,354,392)

NET ASSETS:

Beginning of period	745,979,261	983,333,653

End of period (including undistributed net investment income of $2,029,035 and distributions in excess of net investment income $1,884, respectively)	$693,101,785	$745,979,261

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.71	$18.30	$20.86	$21.01	$17.00	$15.66

Income (loss) from investment operations:
Net investment income[1]	0.06	0.03	0.09	0.09	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.70	0.59	(0.54)	1.60	4.29	1.35

Total from investment operations	1.76	0.62	(0.45)	1.69	4.37	1.41

Less distributions to shareholders:
From net investment income	—	(0.02)	(0.05)	(0.04)	(0.04)	(0.07)
From net realized gain on investments	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)	—

Total distributions to shareholders	(0.37)	(0.21)	(2.11)	(1.84)	(0.36)	(0.07)

Net asset value - End of period	$20.10	$18.71	$18.30	$20.86	$21.01	$17.00

Net assets - End of period (000’s omitted)	$322,872	$367,227	$503,378	$597,578	$530,510	$467,244

Total return[2]	9.59%	3.45%	(2.03%)	8.80%	26.13%	9.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%[3]	1.08%	1.08%	1.07%	1.07%	1.09%
Net investment income	0.67%[3]	0.15%	0.45%	0.45%	0.43%	0.36%
Series portfolio turnover	43%	49%	59%	74%	67%	64%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.19	$10.09	$12.51	$13.35	$10.95	$10.12

Income (loss) from investment operations:
Net investment income[1]	0.05	0.04	0.08	0.09	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.91	0.32	(0.33)	0.96	2.72	0.88

Total from investment operations	0.96	0.36	(0.25)	1.05	2.80	0.94

Less distributions to shareholders:
From net investment income	(0.02)	(0.07)	(0.11)	(0.09)	(0.08)	(0.11)
From net realized gain on investments	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)	—

Total distributions to shareholders	(0.39)	(0.26)	(2.17)	(1.89)	(0.40)	(0.11)

Net asset value - End of period	$10.76	$10.19	$10.09	$12.51	$13.35	$10.95

Net assets - End of period (000’s omitted)	$295,441	$301,846	$390,931	$504,866	$418,785	$320,999

Total return[2]	9.61%	3.69%	(1.82%)	9.10%	26.35%	9.42%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%[3]	0.83%	0.83%	0.82%	0.82%	0.84%
Net investment income	0.90%[3]	0.40%	0.71%	0.70%	0.66%	0.57%
Series portfolio turnover	43%	49%	59%	74%	67%	64%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.48	$12.28	$14.73	$15.39	$12.56	$11.63

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	(0.01)	0.03	0.03	0.02	0.00 [2]
Net realized and unrealized gain (loss) on investments	1.11	0.40	(0.38)	1.13	3.15	1.00

Total from investment operations	1.14	0.39	(0.35)	1.16	3.17	1.00

Less distributions to shareholders:
From net investment income	—	(0.00)[2]	(0.04)	(0.02)	(0.02)	(0.07)
From net realized gain on investments	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)	—

Total distributions to shareholders	(0.37)	(0.19)	(2.10)	(1.82)	(0.34)	(0.07)

Net asset value - End of period	$13.25	$12.48	$12.28	$14.73	$15.39	$12.56

Net assets - End of period (000’s omitted)	$21,228	$22,153	$31,517	$38,166	$33,162	$17,520

Total return[3]	9.40%	3.26%	(2.28%)	8.53%	25.81%	8.72%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.35%[4]	1.33%	1.33%	1.32%	1.32%	1.34%
Net investment income (loss)	0.43%[4]	(0.10%)	0.20%	0.20%	0.14%	0.02%
Series portfolio turnover	43%	49%	59%	74%	67%	64%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/17	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.60	$13.03	$13.86	$11.38	$10.52

Income (loss) from investment operations:
Net investment loss[1]	—	(0.06)	(0.03)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.95	0.33	(0.34)	1.01	2.84	0.91

Total from investment operations	0.95	0.27	(0.37)	0.97	2.80	0.87

Less distributions to shareholders:
From net investment income	—	—	(0.00)[2]	(0.00)[2]	—	(0.01)
From net realized gain on investments	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)	—

Total distributions to shareholders	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)	(0.01)

Net asset value - End of period	$11.26	$10.68	$10.60	$13.03	$13.86	$11.38

Net assets - End of period (000’s omitted)	$53,561	$54,753	$57,507	$55,781	$36,989	$23,045

Total return[3]	9.20%	2.62%	(2.76%)	8.06%	25.17%	8.27%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.85%[4]	1.83%	1.83%	1.82%	1.82%	1.84%
Net investment loss	(0.08%)[4]	(0.61%)	(0.30%)	(0.30%)	(0.35%)	(0.40%)
Series portfolio turnover	43%	49%	59%	74%	67%	64%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 shares.

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue four classes of shares (Class R2, R, I and S). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. Effective March 1, 2017, Class C shares of each Series have been redesignated as Class R2 shares. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, and 25 million have been designated in each of the Series as Class R2 common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$39,824,183	$37,170,587	$2,653,596	$—
Consumer Staples	28,150,566	20,323,947	7,826,619	—
Energy	13,227,546	12,800,556	426,990	—
Financials	19,850,675	19,850,675	—	—
Health Care	59,046,190	56,885,913	2,160,277	—
Industrials	30,512,817	30,512,817	—	—
Information Technology	82,346,777	78,828,043	3,518,734	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$20,468,268	$19,734,022	$734,246	$—
Real Estate	31,002,519	30,467,322	535,197	—
Telecommunication Services	4,975,841	4,975,841	—	—
Utilities	1,405,632	1,405,632	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	341,169,641	—	341,169,641	—
Corporate debt:
Consumer Discretionary	22,092,523	—	22,092,523	—
Consumer Staples	15,947,647	—	15,947,647	—
Energy	36,617,727	—	36,617,727	—
Financials	82,350,126	—	82,350,126	—
Health Care	4,284,183	—	4,284,183	—
Industrials	20,875,161	—	20,875,161	—
Information Technology	9,365,718	—	9,365,718	—
Materials	22,885,896	—	22,885,896	—
Real Estate	13,404,530	—	13,404,530	—
Telecommunication Services	14,860,258	—	14,860,258	—
Utilities	1,039,750	—	1,039,750	—
Asset-backed securities	24,233,766	—	24,233,766	—
Commercial mortgage-backed securities	97,461,279	—	97,461,279	—
Foreign government bonds	24,200,907	—	24,200,907	—
Mutual funds	8,350,811	8,350,811	—	—

Total assets	1,069,950,937	321,306,166	748,644,771	—

Liabilities:
Other financial instruments*:
Equity contracts	(18,558)	(9,603)	(8,955)	—

Total liabilities	(18,558)	(9,603)	(8,955)	—

Total	$1,069,932,379	$321,296,563	$748,635,816	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$48,916,590	$41,652,313	$7,264,277	$—
Consumer Staples	32,675,746	16,865,825	15,809,921	—
Energy	8,155,812	7,876,385	279,427	—
Financials	8,360,516	7,173,623	1,186,893	—
Health Care	65,098,365	63,052,866	2,045,499	—
Industrials	25,240,409	18,116,299	7,124,110	—
Information Technology	103,383,286	94,898,893	8,484,393	—
Materials	20,329,600	18,583,802	1,745,798	—
Real Estate	19,977,903	19,551,571	426,332	—
Telecommunication Services	6,322,946	5,831,867	491,079	—
Utilities	424,303	313,332	110,971	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	283,815,292	—	283,815,292	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$16,120,178	$—	$16,120,178	$—
Consumer Staples	10,861,882	—	10,861,882	—
Energy	25,411,675	—	25,411,675	—
Financials	55,802,955	—	55,802,955	—
Health Care	3,060,986	—	3,060,986	—
Industrials	14,908,479	—	14,908,479	—
Information Technology	6,549,582	—	6,549,582	—
Materials	14,960,885	—	14,960,885	—
Real Estate	8,430,877	—	8,430,877	—
Telecommunication Services	10,663,851	—	10,663,851	—
Utilities	891,238	—	891,238	—
Asset-backed securities	27,455,092	—	27,455,092	—
Commercial mortgage-backed securities	64,099,444	—	64,099,444	—
Foreign government bonds	22,492,597	—	22,492,597	—
Mutual funds	9,314,669	9,314,669	—	—

Total assets	913,725,158	303,231,445	610,493,713	—

Liabilities:
Other financial instruments*:
Equity contracts	(25,707)	(13,197)	(12,510)	—

Total liabilities	(25,707)	(13,197)	(12,510)	—

Total	$913,699,451	$303,218,248	$610,481,203	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$69,647,188	$59,359,237	$10,287,951	$—
Consumer Staples	46,803,011	23,901,114	22,901,897	—
Energy	11,033,104	10,630,359	402,745	—
Financials	11,780,213	10,103,166	1,677,047	—
Health Care	92,630,945	89,850,930	2,780,015	—
Industrials	36,428,630	25,749,989	10,678,641	—
Information Technology	143,165,803	131,123,696	12,042,107	—
Materials	28,903,859	26,434,843	2,469,016	—
Real Estate	25,416,184	24,890,522	525,662	—
Telecommunication Services	9,302,953	8,583,289	719,664	—
Utilities	591,124	448,046	143,078	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	247,157,872	—	247,157,872	—
Corporate debt:
Consumer Discretionary	13,721,502	—	13,721,502	—
Consumer Staples	8,992,647	—	8,992,647	—
Energy	21,725,494	—	21,725,494	—
Financials	45,683,081	—	45,683,081	—
Health Care	2,969,731	—	2,969,731	—
Industrials	13,341,707	—	13,341,707	—
Information Technology	5,553,213	—	5,553,213	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$13,893,346	$—	$13,893,346	$—
Real Estate	7,572,980	—	7,572,980	—
Telecommunication Services	8,476,857	—	8,476,857	—
Utilities	974,025	—	974,025	—
Asset-backed securities	21,173,160	—	21,173,160	—
Commercial mortgage-backed securities	51,310,984	—	51,310,984	—
Foreign government bonds	18,076,685	—	18,076,685	—
Mutual funds	9,055,921	9,055,921	—	—

Total assets	965,382,219	420,131,112	545,251,107	—

Liabilities:
Other financial instruments*
Equity contracts	(38,227)	(19,562)	(18,665)	—

Total liabilities	(38,227)	(19,562)	(18,665)	—

Total	$965,343,992	$420,111,550	$545,232,442	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$75,652,043	$64,387,197	$11,264,846	$—
Consumer Staples	79,596,862	41,520,612	38,076,250	—
Energy	12,078,853	11,772,384	306,469	—
Financials	22,439,422	14,564,520	7,874,902	—
Health Care	128,613,338	119,824,998	8,788,340	—
Industrials	56,587,588	32,485,538	24,102,050	—
Information Technology	160,194,214	150,001,206	10,193,008	—
Materials	23,960,415	22,119,035	1,841,380	—
Real Estate	23,649,548	23,462,558	186,990	—
Telecommunication Services	11,109,678	10,575,037	534,641	—
Utilities	451,737	340,330	111,407	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	50,700,383	—	50,700,383	—
Corporate debt:
Consumer Discretionary	3,164,342	—	3,164,342	—
Consumer Staples	1,757,348	—	1,757,348	—
Energy	4,397,139	—	4,397,139	—
Financials	8,421,936	—	8,421,936	—
Health Care	895,186	—	895,186	—
Industrials	3,237,216	—	3,237,216	—
Information Technology	1,240,831	—	1,240,831	—
Materials	2,662,713	—	2,662,713	—
Real Estate	1,180,351	—	1,180,351	—
Telecommunication Services	2,128,905	—	2,128,905	—
Utilities	308,513	—	308,513	—
Mutual funds	7,639,963	7,639,963	—	—

Total assets	$682,068,524	$498,693,378	$183,375,146	$—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2016 or April 30, 2017.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2017 is Pershing LLC, a BNY Mellon Company.

Futures

Each Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Series may be attempting to sell some or all the Series holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). At April 30, 2017, the Series did not hold any futures contracts.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the present value of derivatives held at April 30, 2017 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(18,558)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$615,978
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$8,682

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(25,707)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$839,840
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$10,615

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(38,227)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$1,242,023

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$19,519

The average month-end balances for the six months ended April 30, 2017, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Options:
Average number of option contracts written	1,309	1,782	2,641
Average notional value of option contracts written	$10,540,088	$14,329,025	$21,358,650

Written Option Rollforward

Transactions in options written for the six months ended April 30, 2017, were as follows:

PRO-BLEND® CONSERVATIVE TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	415	$16,375	309	$41,315
Options written	3,585	307,812	4,021	587,191
Options exercised	(703)	(76,911)	(357)	(49,971)
Options expired	(415)	(16,375)	(300)	(27,156)
Options closed	(2,323)	(214,356)	(3,180)	(514,334)

Outstanding options, end of period	559	$16,545	493	$37,045

PRO-BLEND® MODERATE TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	561	$22,136	420	$57,290
Options written	4,938	423,273	5,451	795,415
Options exercised	(950)	(104,150)	(485)	(68,022)
Options expired	(561)	(22,136)	(407)	(36,838)
Options closed	(3,208)	(296,027)	(4,303)	(698,173)

Outstanding options, end of period	780	$23,096	676	$49,672

PRO-BLEND® EXTENDED TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	846	$33,382	630	$85,198
Options written	7,238	620,641	8,055	1,184,040
Options exercised	(1,407)	(153,808)	(348)	(25,215)
Options expired	(846)	(33,382)	(917)	(110,066)
Options closed	(4,684)	(432,880)	(6,422)	(1,055,879)

Outstanding options, end of period	1,147	$33,953	998	$78,078

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Fund to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Fund may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Fund may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for such dollar rolls as purchases and sales. No such investments were held by the Fund on April 30, 2017.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2013 through October 31, 2016. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2018, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

During the six months ended April 30, 2017, a trade processing error was discovered for which it was determined that the Advisor will reimburse the Series. The Advisor will contribute $28,933 to Pro-Blend® Conservative Term Series, $24,934 to Pro-Blend® Extended Term Series, $28,933 to Pro-Blend® Moderate Term Series, and $9,644 to Pro-Blend® Maximum Term Series. The impact of the Advisor’s contribution on each Series’ total return was immaterial. As of April 30, 2017, a receivable for the respective amounts has been booked in each Series and is also included in the capital shares transactions on the Statement of Changes in Net Assets.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class R2 and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class R2 shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$186,868,237	$191,585,146	$270,039,340	$199,779,017
Pro-Blend® Moderate Term Series	189,845,410	172,007,352	305,688,140	125,323,426
Pro-Blend® Extended Term Series	234,424,743	233,447,609	418,451,860	167,217,203
Pro-Blend® Maximum Term Series	210,248,130	89,529,727	342,106,367	80,534,843

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R and Class R2 shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,798,750	$90,123,198	8,137,879	$105,720,605
Reinvested	486,527	6,368,638	911,739	11,734,285
Repurchased	(14,089,422)	(187,852,945)	(24,175,034)	(314,759,139)

Total	(6,804,145)	$(91,361,109)	(15,125,416)	$(197,304,249)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,585,536	$37,013,283	7,100,011	$71,403,391
Reinvested	276,167	2,783,770	439,714	4,382,195
Repurchased	(4,799,930)	(49,451,615)	(11,174,099)	(112,468,497)

Total	(938,227)	$(9,654,562)	(3,634,374)	$(36,682,911)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	148,986	$1,474,820	463,382	$4,508,100
Reinvested	18,730	181,683	75,394	718,758
Repurchased	(553,566)	(5,473,946)	(4,257,298)	(40,644,504)

Total	(385,850)	$(3,817,443)	(3,718,522)	$(35,417,646)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	542,037	$5,348,143	2,177,798	$21,116,472
Reinvested	103,844	1,008,324	161,781	1,548,910
Repurchased	(2,033,479)	(20,113,190)	(3,550,180)	(34,497,672)

Total	(1,387,598)	$(13,756,723)	(1,210,601)	$(11,832,290)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,366,446	$31,384,040	11,782,569	$148,005,042
Reinvested	748,098	9,605,619	504,854	6,470,329
Repurchased	(7,127,745)	(94,015,842)	(25,984,722)	(331,641,148)

Total	(4,013,201)	$(53,026,183)	(13,697,299)	$(177,165,777)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,088,232	$40,863,569	12,184,271	$120,189,097
Reinvested	485,367	4,717,771	1,031,526	10,090,970
Repurchased	(5,574,042)	(55,885,816)	(57,444,748)	(570,637,608)

Total	(1,000,443)	$(10,304,476)	(44,228,951)	$(440,357,541)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	224,131	$2,375,542	591,654	$6,162,155
Reinvested	62,302	636,726	39,632	406,221
Repurchased	(493,079)	(5,188,563)	(1,659,349)	(17,374,159)

Total	(206,646)	$(2,176,295)	(1,028,063)	$(10,805,783)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	624,982	$6,339,148	1,552,417	$15,565,660
Reinvested	271,156	2,673,599	96,547	953,121
Repurchased	(1,829,184)	(18,565,693)	(3,731,569)	(37,443,441)

Total	(933,046)	$(9,552,946)	(2,082,605)	$(20,924,660)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,211,198	$20,132,657	3,508,597	$56,162,543
Reinvested	359,754	5,795,703	813,262	12,791,402
Repurchased	(6,865,741)	(114,063,745)	(18,119,243)	(288,294,721)

Total	(5,294,789)	$(88,135,385)	(13,797,384)	$(219,340,776)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,635,600	$62,689,520	15,549,258	$139,601,163
Reinvested	456,739	4,170,028	1,212,119	10,957,758
Repurchased	(9,324,622)	(88,209,311)	(33,161,451)	(306,200,411)

Total	(2,232,283)	$(21,349,763)	(16,400,074)	$(155,641,490)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	168,853	$1,830,856	479,395	$5,008,522
Reinvested	39,457	413,903	99,071	1,022,269
Repurchased	(570,207)	(6,176,236)	(2,025,605)	(21,565,560)

Total	(361,897)	$(3,931,477)	(1,447,139)	$(15,534,769)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	768,746	$7,798,480	1,781,008	$17,596,311
Reinvested	239,936	2,358,571	423,056	4,097,847
Repurchased	(2,478,463)	(25,186,671)	(4,078,435)	(40,452,206)

Total	(1,469,781)	$(15,029,620)	(1,874,371)	$(18,758,048)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	814,593	$15,398,738	1,928,894	$34,381,606
Reinvested	374,261	6,811,546	304,037	5,358,978
Repurchased	(4,751,555)	(89,722,720)	(10,119,249)	(181,878,418)

Total	(3,562,701)	$(67,512,436)	(7,886,318)	$(142,137,834)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,510,959	$45,850,457	8,025,547	$78,995,481
Reinvested	552,398	5,380,350	559,592	5,385,479
Repurchased	(7,225,560)	(73,647,484)	(17,718,494)	(173,868,245)

Total	(2,162,203)	$(22,416,677)	(9,133,355)	$(89,487,285)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	136,504	$1,735,821	398,944	$4,781,313
Reinvested	53,978	648,276	37,016	435,094
Repurchased	(364,166)	(4,554,375)	(1,226,472)	(15,023,263)

Total	(173,684)	$(2,170,278)	(790,512)	$(9,806,856)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	363,229	$3,858,951	848,247	$8,735,126
Reinvested	179,921	1,838,787	99,480	1,005,922
Repurchased	(911,683)	(9,735,607)	(1,250,355)	(13,054,979)

Total	(368,533)	$(4,037,869)	(302,628)	$(3,313,931)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

At April 30, 2017, one shareholder owned 11.9% of Pro-Blend® Moderate Term Series. The Target 2020 Series, another series of the Fund, owned 12.5% of Pro-Blend Moderate® Term Series. The Target 2030 Series, another series of the Fund, owned 12.4% of Pro-Blend Extended® Term Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2017, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2017, the Series did not hold any loan assignments.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$20,987,785	$15,051,676	$11,654,299	$3,085,810
Long-term capital gains	—	5,306,383	26,083,286	13,649,400

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At April 30, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,030,048,532	$872,537,374	$906,137,919	$615,054,721
Unrealized appreciation	52,402,101	54,791,684	73,589,027	90,322,463
Unrealized depreciation	(12,499,696)	(13,603,800)	(14,344,727)	(23,308,660)

Net unrealized appreciation	$39,902,405	$41,187,784	$59,244,300	$67,013,803

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/17-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2017

www.manning-napier.com

QUALITY EQUITY SERIES

Quality Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/16	ENDING ACCOUNT VALUE 4/30/17	EXPENSES PAID DURING PERIOD 11/1/16-4/30/17*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,085.00	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$1,086.80	$3.62	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Quality Equity Series

Portfolio Composition as of April 30, 2017

(unaudited)

2

Quality Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.4%

Consumer Discretionary - 25.9%
Internet & Direct Marketing Retail - 3.4%
The Priceline Group, Inc.*	40	$73,873

Media - 5.9%
Discovery Communications, Inc. - Class A*	2,230	64,179
WPP plc (United Kingdom)[1]	2,950	63,170

		127,349

Multiline Retail - 3.3%
Dollar General Corp.	990	71,983

Specialty Retail - 5.9%
AutoZone, Inc.*	45	31,149
Fast Retailing Co. Ltd. (Japan)[1]	100	32,662
Kingfisher plc (United Kingdom)[1]	7,520	33,268
O’Reilly Automotive, Inc.*	125	31,019

		128,098

Textiles, Apparel & Luxury Goods - 7.4%
Kering (France)[1]	160	49,593
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	200	49,374
NIKE, Inc. - Class B	540	29,921
VF Corp.	600	32,778

		161,666

Total Consumer Discretionary		562,969

Consumer Staples - 18.9%
Beverages - 8.4%
Diageo plc (United Kingdom)[1]	2,180	63,454
PepsiCo, Inc.	460	52,109
Pernod Ricard S.A. (France)[1]	525	65,705

		181,268

Food Products - 0.9%
Nestle S.A. (Switzerland)[1]	260	20,025

Household Products - 1.9%
Kimberly-Clark Corp.	320	41,520

Personal Products - 7.7%
Beiersdorf AG (Germany)[1]	440	43,758
Kao Corp. (Japan)[1]	600	33,110
L’Oreal S.A. (France)[1]	335	66,715
Unilever N.V. (United Kingdom)[1]	430	22,526

		166,109

Total Consumer Staples		408,922

The accompanying notes are an integral part of the financial statements.

3

Quality Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)
Financials - 2.5%
Capital Markets - 2.5%
The Charles Schwab Corp.	1,405	$54,584

Health Care - 19.7%
Health Care Equipment & Supplies - 2.5%
Medtronic plc	650	54,009

Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	520	42,666
Express Scripts Holding Co.*	1,070	65,634
McKesson Corp.	310	42,870

		151,170

Pharmaceuticals - 10.3%
Allergan plc	140	34,140
Johnson & Johnson	170	20,990
Novartis AG (Switzerland)[1]	780	60,048
Perrigo Co. plc	645	47,691
Roche Holding AG (Switzerland)[1]	230	60,183

		223,052

Total Health Care		428,231

Industrials - 12.4%
Machinery - 2.0%
Flowserve Corp.	860	43,748

Professional Services - 6.3%
Experian plc (United Kingdom)[1]	2,640	56,794
Nielsen Holdings plc	1,915	78,764

		135,558

Road & Rail - 2.3%
Central Japan Railway Co. (Japan)[1]	300	50,313

Trading Companies & Distributors - 1.8%
WW Grainger, Inc.	205	39,503

Total Industrials		269,122

Information Technology - 15.2%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,570	53,490

Internet Software & Services - 2.4%
VeriSign, Inc.*	590	52,463

IT Services - 4.4%
MasterCard, Inc. - Class A	410	47,691
Visa, Inc. - Class A	530	48,347

		96,038

The accompanying notes are an integral part of the financial statements.

4

Quality Equity Series

Investment Portfolio - April 30, 2017

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 5.9%
Microsoft Corp.	790	$54,083
Oracle Corp.	1,145	51,479
SAP SE (Germany)[1]	220	22,037

		127,599

Total Information Technology		329,590

Materials - 0.9%
Chemicals - 0.9%
Givaudan S.A. (Switzerland)[1]	10	19,267

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.9%
BT Group plc (United Kingdom)[1]	5,370	21,184
Singapore Telecommunications Ltd. (Singapore)[1]	15,475	41,431

Total Telecommunication Services		62,615

TOTAL COMMON STOCKS
(Identified Cost $1,976,336)		2,135,300

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Government Cash Management[2], 0.69%
(Identified Cost $30,539)	30,539	30,539

TOTAL INVESTMENTS - 99.8%
(Identified Cost $2,006,875)		2,165,839
OTHER ASSETS, LESS LIABILITIES - 0.2%		4,622

NET ASSETS - 100%		$2,170,461

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Quality Equity Series

Statement of Assets & Liabilities

April 30, 2017 (unaudited)

ASSETS:
Investments, at value (identified cost $2,006,875) (Note 2)	$2,165,839
Receivable from investment advisor	9,772
Dividends receivable	1,219
Foreign tax reclaims receivable	1,577
Prepaid expenses	24,822

TOTAL ASSETS	2,203,229

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	11,585
Accrued Chief Compliance Officer service fees (Note 3)	660
Accrued shareholder services fees (Class S) (Note 3)	323
Accrued Directors’ fees (Note 3)	94
Audit fees payable	17,892
Other payables and accrued expenses	2,214

TOTAL LIABILITIES	32,768

TOTAL NET ASSETS	$2,170,461

NET ASSETS CONSIST OF:
Capital stock	$2,058
Additional paid-in-capital	2,040,985
Undistributed net investment income	6,275
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(37,830)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	158,973

TOTAL NET ASSETS	$2,170,461

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($1,630,693/154,682 shares)	$10.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($539,768/51,122 shares)	$10.56

The accompanying notes are an integral part of the financial statements.

6

Quality Equity Series

Statement of Operations

For the Six Months Ended April 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $1,588)	$18,261

EXPENSES:
Fund accounting and administration fees (Note 3)	21,283
Management fees (Note 3)	5,407
Chief Compliance Officer service fees (Note 3)	1,929
Shareholder services fees (Class S)(Note 3)	1,821
Transfer agent fees (Note 3)	256
Directors’ fees (Note 3)	147
Audit fees	17,771
Registration fees	13,805
Printing and postage fees	6,641
Custodian fees	2,768
Miscellaneous	1,961

Total Expenses	73,789
Less reduction of expenses (Note 3)	(65,086)

Net Expenses	8,703

NET INVESTMENT INCOME	9,558

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(13,110)
Foreign currency and translation of other assets and liabilities	(9)

(13,119)

Net change in unrealized appreciation (depreciation) on-
Investments	169,151
Foreign currency and translation of other assets and liabilities	44

169,195

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	156,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,634

The accompanying notes are an integral part of the financial statements.

7

Quality Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,558	$17,429
Net realized loss on investments and foreign currency	(13,119)	(1,948)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	169,195	(12,385)

Net increase from operations	165,634	3,096

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(12,520)	(3,654)
From net investment income (Class I)	(5,264)	(3,100)
From net realized gain on investments (Class S)	(7,219)	—
From net realized gain on investments (Class I)	(2,501)	—

Total distributions to shareholders	(27,504)	(6,754)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	119,568	689,076

Net increase in net assets	257,698	685,418

NET ASSETS:

Beginning of Period	1,912,763	1,227,345

End of Period (including undistributed net investment income of $6,275 and $14,501, respectively)	$2,170,461	$1,912,763

The accompanying notes are an integral part of the financial statements.

8

Quality Equity Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	FOR THE PERIOD 6/01/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.85	$9.87	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.03
Net realized and unrealized gain (loss) on investments	0.78	(0.08)	(0.16)

Total from investment operations	0.83	0.03	(0.13)

Less distributions to shareholders:
From net investment income	(0.09)	(0.05)	—
From net realized gain on investments	(0.05)	—	—

Total distributions to shareholders	(0.14)	(0.05)	—

Net asset value - End of period	$10.54	$9.85	$9.87

Net assets - End of period (000’s omitted)	$1,631	$1,416	$733

Total return[3]	8.50%	0.31%	(1.30%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.95%[4]	0.95%	0.95%[4]
Net investment income	0.91%[4]	1.11%	0.81%[4]
Portfolio turnover	28%	43%	26%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
	6.62%[4]	7.58%	14.21%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Quality Equity Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE YEAR ENDED 10/31/16	FOR THE PERIOD 6/01/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.87	$9.88	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.78	(0.09)	(0.16)

Total from investment operations	0.84	0.05	(0.12)

Less distributions to shareholders:
From net investment income	(0.10)	(0.06)	—
From net realized gain on investments	(0.05)	—	—

Total distributions to shareholders	(0.15)	(0.06)	—

Net asset value - End of period	$10.56	$9.87	$9.88

Net assets - End of period (000’s omitted)	$540	$497	$494

Total return[3]	8.68%	0.55%	(1.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4]	0.70%	0.70%[4]
Net investment income	1.16%[4]	1.41%	1.07%[4]
Portfolio turnover	28%	43%	26%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
	6.62%[4]	7.58%	14.21%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Quality Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Quality Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2017, 10 billion shares have been designated in total among 36 series, of which 100 million have been designated as Quality Equity Series Class S common stock, and 100 million have been designated as Quality Equity Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$562,969	$334,902	$228,067	$—
Consumer Staples	408,922	93,629	315,293	—
Financials	54,584	54,584	—	—
Health Care	428,231	308,000	120,231	—
Industrials	269,122	162,015	107,107	—
Information Technology	329,590	307,553	22,037	—
Materials	19,267	—	19,267	—
Telecommunication Services	62,615	—	62,615	—
Mutual fund	30,539	30,539	—	—

Total assets	$2,165,839	$1,291,222	$874,617	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2016 or April 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2017.

New Accounting Guidance

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

12

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2017, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2015 through the year ended October 31, 2016. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

13

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2018, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.70% of average daily net assets. Accordingly, the Advisor waived fees of $65,086 for the six months ended April 30, 2017, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement effective through February 28, 2017, the Fund paid the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees were charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, were charged. The Advisor had agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY served as sub-accountant services agent and sub-transfer agent. Effective March 1, 2017, BNY became the named transfer agent for the Fund. Pursuant to a master services agreement dated March 1, 2017, the Fund continues to pay the Advisor the annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus the base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The agreement between the Advisor and BNY under which BNY serves as sub-accountant services agent continues to be in effect.

14

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $657,380 and $546,465, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Quality Equity Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	20,107	$204,630	78,329	$771,528
Reinvested	1,989	19,397	385	3,654
Repurchased	(11,258)	(112,224)	(9,121)	(89,206)

Total	10,838	$111,803	69,593	$685,976

CLASS I:	FOR THE SIX MONTHS ENDED 4/30/17		FOR THE YEAR ENDED 10/31/16
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	—	—	—
Reinvested	796	$7,765	326	$3,100
Repurchased	—	—	—	—

Total	796	$7,765	326	$3,100

At April 30, 2017, the Advisor and its affiliates owned 49.6% of the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2017.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

15

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2016, were as follows:

Ordinary income $6,754

At April 30, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,025,964
Unrealized appreciation	192,206
Unrealized depreciation	(52,331)

Net unrealized appreciation	$139,875

16

Quality Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2016, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2016 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 30 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; investment performance of core products; product offerings, and performance on an aggregate basis vs. performance over reasonable time periods. The Directors considered qualitative factors related to performance, including the Advisor’s investment process and enhancements made to the process over the last year, analyst compensation and changes to research personnel. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 23 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

17

Quality Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a median and percentile rank basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, strength of its compliance infrastructure, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Quality Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNQEQ-04/17-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/20/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/20/2017

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: 6/20/2017